2003 SEMI-ANNUAL REPORT
March 31, 2003

[MORGAN STANLEY LOGO]

Morgan Stanley Institutional Fund Trust

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio
Investment Grade Fixed Income Portfolio
U.S. Core Fixed Income Portfolio
Cash Reserves Portfolio
High Yield Portfolio
Intermediate Duration Portfolio
International Fixed Income Portfolio
Limited Duration Portfolio
Municipal Portfolio

BALANCED PORTFOLIOS

Balanced Portfolio
Multi-Asset-Class Portfolio

2003 SEMI-ANNUAL REPORT
March 31, 2003

Table of Contents

President's Letter                                          1
-------------------------------------------------------------
INVESTMENT OVERVIEWS AND STATEMENTS OF NET ASSETS
Core Fixed Income Distinguishing Characteristics and
  General Strategy                                          2
-------------------------------------------------------------
Core Plus Fixed Income Portfolio                            3
-------------------------------------------------------------
Investment Grade Fixed Income Portfolio                    12
-------------------------------------------------------------
U.S. Core Fixed Income Portfolio                           20
-------------------------------------------------------------
Cash Reserves Portfolio                                    28
-------------------------------------------------------------
High Yield Portfolio                                       31
-------------------------------------------------------------
Intermediate Duration Portfolio                            40
-------------------------------------------------------------
International Fixed Income Portfolio                       47
-------------------------------------------------------------
Limited Duration Portfolio                                 51
-------------------------------------------------------------
Municipal Portfolio                                        57
-------------------------------------------------------------
Balanced Portfolio                                         66
-------------------------------------------------------------
Multi-Asset-Class Portfolio                                79
-------------------------------------------------------------
STATEMENTS OF OPERATIONS                                   95
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        97
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      104
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             118
-------------------------------------------------------------

This report is authorized for
distribution only when preceded or
accompanied by the prospectuses of the
Morgan Stanley Institutional Fund
Trust. To receive a prospectus, which
contains more complete information such
as charges, expenses, risk
considerations and describes in detail
each of the Portfolio's investment
policies to the prospective investor,
please call 1 (800) 354-8185. Please
read the prospectuses carefully before
you invest or send money.

2003 SEMI-ANNUAL REPORT
March 31, 2003
                                                                               1

President's Letter

Dear Shareholders:

The uncertainty of war weighed on all markets, not just stocks. As the war approached in fall of 2002, stocks slid, the dollar fell, gold soared, and oil spiked. In the end, America's military might overwhelmed Saddam Hussein's bluster. Peace, although still not secure, lifted a great weight off of equities. As the war's outcome became clear, stocks rallied, reversing most of the year's losses. The rally could get another leg up as the economic recovery strengthens.

The broad equity indexes hit bottom in October 2002, making yet another new low for the bear market. From its peak in March 2000, the S&P 500 lost 49.1% (price return) of its value. From those 2002 lows, the S&P 500 and other stock indexes rallied strongly through the end of the year, only to see those gains largely erased in the early months of 2003. Days before U.S. troops moved into Iraq, equities surged again, bringing the six-month performance into solidly positive territory. From September 2002 to March 2003, the S&P 500 gained 4.0% (price return), while the Dow Jones increased 5.3% (price return).

The Nasdaq, after an excruciating bear market, managed to outshine the broader indexes. As most stocks whipsawed up and down, technology stocks managed to enjoy the upside while avoiding much of the downside. For the six months ending March 2003, the index gained 14.4% (price return), compared to the Wilshire 5000, which rose just 3.6% (price return).

In keeping with technology growth bias, the S&P Barra Growth index rose 5.4% (price return), outperforming Value index by 280 basis points. Large-capitalization stocks also outperformed mid- and small-caps. The S&P Midcap index rose just 0.5% (price return), while the small-cap Russell 2000 gained a similar 0.6%; those indexes underperformed the large-cap S&P 500 by 350 and 340 basis points, respectively.

After a crushing profits recession in 2001 and early 2002, corporate earnings at last turned to the upside in the second quarter of 2002. Two quarters later, earnings increased year over year by 10.5%, and by the first quarter of 2003, they rose 12.9%. The strongest earnings gains by far were in the Energy sector, driven by elevated oil prices. Beyond that, earnings for the Consumer Discretionary and Technology sectors outpaced the overall market. Despite significant changes in market prices, the S&P 500's price-to-earnings ratio based on trailing earnings remained fairly steady over the past six months, ending in March 2003 at 30.3.

In November 2002, the Federal Reserve dropped the already low fed funds rate another 50 basis points to 1.25%. As the United States prepared for war in Iraq, the Fed refused to give its usual assessment of the economy: "In light of the unusually large uncertainties clouding the geopolitical situation in the short run and their apparent effects on economic decision making, the Committee does not believe it can usefully characterize the current balance of risks with respect to the prospects for its long-run goals of price stability and sustainable economic growth." Despite the Federal Reserve's fears, the economy managed to grow in the fourth quarter of 2002 and the first quarter of 2003, albeit at a very anemic pace.

Bonds continued to move in opposition to stocks during the six months ending March 2003. During that time, the Lehman Brothers Aggregate Bond index rose 2.3% (total return). Long-term government and treasury issues lagged shorter-term issues, rising 1.5% and 1.6% (total return) over the six-month period, respectively. Treasury yields dropped across the yield curve, although the outsized drop in short-term yields steepened the curve. The 3-month Treasury bill yield fell 439 basis points to end March at a historically low 1.11%. By contrast, the 10-Year Treasury Note shed just 24 basis points.

OUTLOOK

In keeping with historical precedent, stocks could surge over the next few months. During previous crises, stocks typically bounced back after the initial shock. In 1941, in the weeks after the attack on Pearl Harbor, the Dow slumped 9%, but then regained 7% (price return) the following month. In 1950, the North Korean invasion of South Korea sent the Dow plunging by 12%, but stocks shot back up 14% (price return) a few months later when North Korean troops were stopped at Inchon. In 1991, in the first Gulf War, the Dow fell by 6%, but then roared back 18% (price return) when the conflict was over. As geopolitical issues recede from the headlines, stocks could enter a similar post-crisis rally.

Financial markets can then refocus on an economic recovery that was interrupted by war, but ultimately not derailed. Consumer spending habits held steady, despite a significant drop in confidence before the war. As peace settles in, consumers should regain confidence in the markets and economy. Business investment had already stabilized before the war and experts continue to underestimate the potential recovery in business spending. Corporate earnings are on the mend and posted strong positive surprises for the first quarter of 2003. With a weaker dollar, American companies earn more abroad, which could further fuel earnings over the next few quarters. Despite many recent travails, there continue to be brighter prospects for the economy, earnings, and the markets.

OTHER DEVELOPMENTS

On February 13, 2003, Barton M. Biggs resigned as Director and Chairman of the Board of Directors of the Fund. On that same day, Mitch Merin, President and Chief Operating Officer of the Adviser, was elected by the Fund's Board of Directors to serve as a Director and Chairman of the Board of Directors of the Fund.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President
May 2003

2
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

CORE FIXED-INCOME PORTFOLIOS: DISTINGUISHING CHARACTERISTICS AND GENERAL
STRATEGY

- CORE PLUS FIXED INCOME PORTFOLIO

- INVESTMENT GRADE FIXED INCOME PORTFOLIO

- U.S. CORE FIXED INCOME PORTFOLIO

The MSIF Trust core fixed-income portfolios invest in a broad array of fixed-income securities -- including U.S. Treasury and Agency securities, corporate obligations, mortgage-backed issues, and, where permitted, non-dollar bonds -- while maintaining a high overall credit quality. To meet the various needs of different core fixed-income investors, MSIF Trust offers four different core fixed-income mutual funds -- all of which are actively managed by Morgan Stanley Investment Management's fixed-income team.

The CORE PLUS INCOME PORTFOLIO is the flagship offering of the MSIF Trust core fixed-income portfolios, and is structured to take full advantage of the Advisor's core fixed-income capabilities. The INVESTMENT GRADE FIXED INCOME PORTFOLIO invests only in fixed-income securities with credit-quality ratings of BBB or better, while the U.S. CORE FIXED INCOME PORTFOLIO invests only in dollar-denominated fixed-income securities issued by domestic entities with a credit-quality rating of BBB or better.

Morgan Stanley Investment Management's core fixed-income strategies have three major objectives. The first is to provide investors with a positive real return -- a total return including income and capital gains that is greater than the rate of inflation. The second is to help diversify equity-oriented strategies in other areas of clients' investment programs. The third is to provide a hedge against a severe economic contraction. To provide this hedge, each Portfolio maintains a high average credit quality and an emphasis on non-callable, prepayment-protected securities. This approach positions each Portfolio to perform well when other market sectors experience poor returns. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds.

                                                                               3
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
CORE PLUS FIXED INCOME PORTFOLIO

                                           Six      One     Five     Ten
                                          Months    Year    Year    Year
-------------------------------------------------------------------------
Institutional Class (1)                   3.37%     8.11%   6.68%   7.30%
-------------------------------------------------------------------------
Investment Class (2)                      3.38%     8.03%   6.52%      --
-------------------------------------------------------------------------
Adviser Class (3)                         3.30%     7.95%   6.43%      --
-------------------------------------------------------------------------
Salomon Broad Investment Grade Index **   3.03%    11.56%   7.48%   7.24%
-------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 11/14/84

(2) Represents an investment in the Investment Class which commenced operations 10/15/96.

(3) Represents an investment in the Adviser Class which commenced operations 11/7/96.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

4
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

CORE PLUS FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (136.9%)

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (1.5%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 1/20/25-1/20/28                        $     39,080   $     40,274
   5.625%, 10/20/25-12/20/27                            10,914         11,179
   5.75%, 7/20/25-9/20/27                                6,004          6,165
-----------------------------------------------------------------------------
GROUP TOTAL                                                            57,618
-----------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (77.0%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   10.00%, 2/1/10-11/1/20                                4,750          5,278
   10.50%, 8/1/09-10/1/20                                1,460          1,644
   11.00%, 5/1/11-9/1/20                                 1,493          1,662
   11.25%, 10/1/11-12/1/15                                 421            470
   11.50%, 1/1/11-12/1//15                                  27             30
   11.75%, 4/1/19                                           23             26
   12.00%, 10/1/09-2/1/15                                   73             84
   13.00%, 6/1/19                                           17             20
   14.00%, 8/1/14                                            5              6
   14.75%, 3/1/10                                            7              7
 Gold Pools:
   7.00%, 2/1/28-7/1/32                                 18,193         19,167
   7.50%, 8/1/17-10/1/32                               126,322        134,766
   8.00%, 11/1/25-10/1/32                               29,106         31,392
   8.50%, 3/1/09-8/1/31                                 66,736         71,750
   9.00%, 7/1/17                                         2,485          2,773
   9.50%, 1/1/21-12/1/22                                 2,288          2,538
   10.00%, 6/1/17-3/1/21                                 1,830          2,055
   10.50%, 9/1/09-4/1/21                                 1,190          1,353
   11.00%, 12/1/10-9/1/20                                   62             69
   11.75%, 12/1/17                                          34             39
 ??April TBA
   6.00%, 4/1/33                                        68,700         71,147
   6.50%, 4/1/33                                       243,400        253,669
 ??May TBA
   5.00%, 5/1/18                                        38,950         39,912
   6.50%, 5/1/33                                       137,950        143,640
Federal National Mortgage Association,
 Conventional Pools:
   7.00%, 9/1/30-9/1/32                                 93,527         98,628
   7.50%, 10/1/17-9/1/32                               262,048        279,325
   8.00%, 3/1/07-10/1/32                               187,805        167,180
   8.50%, 11/1/08-5/1/32                               158,577        170,985
   9.00%, 12/1/08-1/1/22                                 7,614          8,398
   9.50%, 11/1/13-4/1/30                                23,386         25,896
   10.00%, 9/1/10-10/1/25                                3,581          3,995

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
   10.50%, 5/1/12-7/1/25                          $      3,341   $      3,787
   10.75%, 2/1/11                                            8              9
   11.00%, 7/1/20-11/1/20                                  823            939
   11.50%, 1/1/13-2/1/20                                   948          1,085
   12.00%, 11/1/15                                         785            898
   12.50%, 9/1/15-2/1/16                                   213            245
 ??April TBA
   5.50%, 4/1/18-4/1/33                                218,500        224,655
   6.00%, 4/1/33                                       199,850        207,157
   6.50%, 4/1/33                                       204,675        213,438
   7.00%, 4/1/33                                       260,750        274,765
   8.00%, 4/1/33                                        10,000         10,788
 ??May TBA
   5.00%, 5/1/18                                        38,875         39,774
   6.50%, 5/1/33                                       154,950        161,439
Government National Mortgage Association,
 Various Pools:
   9.00%, 12/15/21-11/15/24                              8,677          9,667
   9.50%, 8/15/09-12/15/19                               7,385          8,273
   10.00%, 11/15/09-1/15/26                             51,099         57,371
   10.50%, 2/15/13-4/15/25                               4,994          5,677
   11.00%, 12/15/09-2/15/25                             13,107         15,098
   11.50%, 4/15/13-4/20/19                                 258            299
   12.00%, 3/15/11-11/15/19                              5,718          6,814
   12.50%, 6/15/10-12/15/13                                 22             27
 ??April TBA
   5.50%, 4/15/33                                       80,550         82,664
   6.00%, 4/15/33                                       43,400         45,258
-----------------------------------------------------------------------------
GROUP TOTAL                                                         2,908,031
-----------------------------------------------------------------------------
ASSET BACKED CORPORATES (10.2%)
BMW Vehicle Owner Trust
   2.83%, 12/25/04                                      26,228         26,327
Capital Auto Receivables Asset Trust
   2.89%, 4/15/04                                       16,828         16,891
Centex Home Equity Corp.
   2.91%, 12/25/16                                       1,425          1,425
Chase Manhattan Auto Owner Trust
   2.44%, 6/15/04                                           31             31
   2.63%, 10/15/04                                      13,332         13,361
   2.70%, 1/18/05                                       41,086         41,249
(a)Citibank Credit Card Issuance Trust
   6.875%, 11/16/09                                     47,930         55,155
DaimlerChrysler Auto Trust
   2.90%, 12/6/04                                       26,178         26,309
   3.71%, 7/6/04                                         3,320          3,330
   6.11%, 11/8/04                                       14,543         14,715

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

                                                                               5
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Federal Home Loan Mortgage Corporation
   4.75%, 2/25/42                                 $     14,835   $     14,927
Ford Credit Auto Owner Trust
   1.62%, 8/15/05                                       24,900         24,956
   2.97%, 6/15/04                                       16,630         16,684
   5.12%, 10/15/04                                       1,060          1,071
Harley-Davidson Eaglemark Motorcycle Trust
   3.02%, 9/15/06                                        1,019          1,027
Honda Auto Receivables Owner Trust
   2.55%, 4/15/04                                          746            747
   2.91%, 9/15/04                                       27,893         28,004
?##iStar Asset Receivables Trust
   1.57%, 5/28/17                                       18,098         18,095
Lehman ABS Manufactured Housing Contract
   3.01%, 3/15/10                                        8,220          8,266
MBNA Master Credit Card Trust
   5.90%, 8/15/11                                       18,865         21,033
   7.80%, 10/15/12                                      13,755         16,566
National City Auto Receivables Trust
   3.00%, 1/15/05                                       11,518         11,555
Nissan Auto Receivables Owner Trust
   3.07%, 8/16/04                                       16,656         16,722
   6.72%, 8/16/04                                        4,610          4,645
Premier Auto Trust
   5.59%, 2/9/04                                           608            608
-----------------------------------------------------------------------------
GROUP TOTAL                                                           383,699
-----------------------------------------------------------------------------
ASSET BACKED MORTGAGES (0.0%)
##Morserv, Inc.
   2.155%, 11/25/26                                        270            270
-----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (3.3%)
Federal Home Loan Mortgage Corporation
   Inv Fl IO
   6.22%, 1/15/29                                        3,869            325
   40.688%, 11/15/07                                       600            312
   Inv Fl IO REMIC
   6.22%, 8/15/30                                        1,647            121
   6.688%, 10/15/08                                     12,581          1,115
   8.287%, 3/15/08                                       4,575            459
   Inv Fl IO REMIC PAC
   6.942%, 2/15/08                                       6,846            542

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
   IO
   7.00%, 4/1/30                                  $        780   $         82
   7.50%, 12/1/29                                        3,541            465
   8.00%, 4/1/24-8/1/31                                 61,541          9,015
   REMIC PAC
   9.50%, 4/15/20                                           12             13
Federal National Mortgage Association
   2.25%, 7/25/42                                       23,013         22,976
   4.75%, 2/25/17                                       19,261         19,297
   Inv Fl IO
   5.942%, 10/25/07                                     10,955            710
   6.688%, 7/25/22                                       1,011             95
   6.695%, 12/25/27                                     22,639          1,229
   6.895%, 10/25/28                                     47,690          4,249
   7.195%, 7/25/30                                      29,933          2,499
   7.25%, 10/18/30                                      17,243          1,429
   Inv Fl IO REMIC
   71.438%, 9/25/22                                        373            430
   Inv Fl REMIC
   56.288%, 9/25/20                                        213            386
   IO
   8.50%, 10/1/25                                        1,491            221
   9.00%, 11/1/26                                        2,286            361
   IO PAC
   8.00%, 9/18/27                                        9,140          1,299
   PAC
   5.50%, 6/25/08                                       13,351         13,422
   PO
   8/1/31                                               38,398         35,608
Government National Mortgage Association
   Inv Fl IO
   6.87%, 5/16/31                                       44,545          4,356
   6.92%, 8/16/31                                       21,340          1,906
   7.12%, 5/16/26                                       17,819          1,085
   7.32%, 8/16/29                                        1,988            222
Kidder Peabody Mortgage Assets Trust,
   IO
   9.50%, 4/22/18                                           15              4
-----------------------------------------------------------------------------
GROUP TOTAL                                                           124,233
-----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.0%)
American Housing Trust
   9.125%, 4/25/21                                       1,430          1,468
   9.553%, 9/25/20                                          85             85
Household Bank
   7.809%, 7/1/08                                           31             31
-----------------------------------------------------------------------------
GROUP TOTAL                                                             1,584
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

6
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
FEDERAL AGENCY (0.2%)
(a)Federal National Mortgage Association
   6.625%, 11/15/30                               $      6,950   $      8,192
-----------------------------------------------------------------------------
FINANCE (10.9%)
(a)?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                                       19,800         22,324
?AIG SunAmerica Global Financing IX
   6.90%, 3/15/32                                          450            517
American General Corp.
   7.50%, 7/15/25                                        5,960          7,156
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                                         9,275         11,820
Bank One Corp.
   7.625%, 10/15/26                                      6,480          7,925
?Boston Properties, Inc.
   6.25%, 1/15/13                                        2,630          2,755
CIGNA Corp.
   6.375%, 10/15/11                                      4,030          4,182
Citicorp
   6.375%, 11/15/08                                        575            648
Citigroup, Inc
   (a)5.625%, 8/27/12                                   10,900         11,689
   (a)6.00%, 2/21/12                                     4,950          5,509
   6.625%, 6/15/32                                       1,250          1,372
EOP Operating LP
   6.763%, 6/15/07                                       1,555          1,710
   7.50%, 4/19/29                                        7,000          7,621
Equitable Cos., Inc.
   6.50%, 4/1/08                                         5,825          6,322
   7.00%, 4/1/28
?Farmers Exchange Capital
   7.05%, 7/15/28                                        8,657          5,791
?Farmers Insurance Exchange
   8.625%, 5/1/24                                       16,770         12,836
?Florida Windstorm Underwriting Association
   7.125%, 2/25/19                                       3,515          4,046
Ford Motor Credit Corp.
   (a)7.25%, 10/25/11                                    4,020          3,689
   7.375%, 10/28/09                                      6,005          5,677
General Electric Capital Corp.
   6.75%, 3/15/32                                       14,160         15,949
General Motors Acceptance Corp.
   6.875%, 9/15/11                                      11,740         11,601
   8.00%, 11/1/31                                        9,510          9,260

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc.
   6.125%, 2/15/33                                $      4,000   $      4,013
   6.60%, 1/15/12                                          390            436
   6.875%, 1/15/11                                      10,345         11,795
Hartford Financial Services Group, Inc.
   7.90%, 6/15/10                                           35             41
Hartford Life, Inc.
   7.375%, 3/1/31                                       12,910         14,022
Health Net, Inc.
   8.375%, 4/15/11                                       8,420          9,844
Household Finance Corp.
   5.875%, 2/1/09                                       13,585         14,681
   6.40%, 6/17/08                                        3,555          3,956
(a)iStar Financial, Inc.
   7.00%, 3/15/08                                        1,595          1,623
J.P. Morgan Chase & Co.
   6.00%, 2/15/09                                        8,595          9,274
   (a)6.625%, 3/15/12                                    3,895          4,307
?John Hancock Financial Services, Inc.
   7.375%, 2/15/24                                      15,685         17,072
MBNA America Bank
   7.125%, 11/15/12                                      1,940          2,101
MBNA Corp.
   6.125%, 3/1/13                                        7,865          7,941
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                                       15,445         16,374
   7.80%, 11/1/25                                        4,275          4,879
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                                       16,000         15,276
   8.25%, 12/1/31                                        2,170          2,310
?New England Mutual Life Insurance
   7.875%, 2/15/24                                         740            819
Newcourt Credit Group, Inc.
   6.875%, 2/16/05                                       4,380          4,615
?Prime Property Funding II
   7.00%, 8/15/04                                        9,880         10,505
Prologis
   5.50%, 3/1/13                                         1,205          1,228
?Prudential Holdings, LLC
   7.245%, 12/18/23                                     21,150         24,397
   (a)8.695%, 12/18/23                                  10,800         13,014
Simon Property Group LP
   (a)6.35%, 8/28/12                                     2,930          3,117
   6.375%, 11/15/07                                      8,445          9,175
Vornado Realty Trust
   5.625%, 6/15/07                                       4,280          4,412

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

                                                                               7
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
FINANCE (CONT'D)
Washington Mutual, Inc.
   8.25%, 4/1/10                                  $      4,815   $      5,881
?World Financial Properties
   6.91%, 9/1/13                                        10,419         11,496
   6.95%, 9/1/13                                        19,049         20,930
-----------------------------------------------------------------------------
GROUP TOTAL                                                           409,933
-----------------------------------------------------------------------------
INDUSTRIALS (13.9%)
Abitibi-Consolidated, Inc.
   (a)8.55%, 8/1/10                                      4,485          4,925
   8.85%, 8/1/30                                         4,608          4,860
Aetna, Inc.
   7.875%, 3/1/11                                       10,845         12,614
(a)Albertson's, Inc.
   7.45%, 8/1/29                                         1,225          1,356
   7.50%, 2/15/11                                        4,770          5,534
AOL Time Warner, Inc.
   7.625%, 4/15/31                                       1,512          1,604
(a)ArvinMeritor, Inc.
   6.625%, 6/15/07                                       2,130          2,087
   8.75%, 3/1/12                                         6,930          7,069
(a)#AT&T Corp.
   7.30%, 11/15/11                                       2,380          2,561
   8.50%, 11/15/31                                       8,910          9,578
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                                         8,975         10,292
Belo Corp.
   8.00%, 11/1/08                                        3,510          4,130
(a)Boeing Capital Corp.
   5.80%, 1/15/13                                        5,920          5,889
   6.10%, 3/1/11                                         3,820          3,915
Boeing Co. (The)
   6.625%, 2/15/38                                       1,375          1,350
(a)Bowater Canada Finance Corp.
   7.95%, 11/15/11                                       9,115          9,386
#British Telecommunications plc
   8.875%, 12/15/30                                      3,205          4,112
Cendant Corp.
   7.125%, 3/15/15                                       3,920          3,968
   (a)7.375%, 1/15/13                                    5,405          5,634
Centex Corp.
   7.875%, 2/1/11                                        3,360          3,898
(a)Clear Channel Communications, Inc.
   7.65%, 9/15/10                                        7,370          8,511
Conoco, Inc.
   6.95%, 4/15/29                                       10,690         12,111

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
Constellation Energy Group, Inc.
   7.60%, 4/1/32                                  $      6,145   $      7,031
Continental Airlines, Inc.
   (a)6.545%, 2/2/19                                     4,090          3,361
   6.648%, 3/15/19                                       7,970          6,486
   6.90%, 1/2/18                                         1,770          1,465
   7.461%, 10/1/16                                       2,583          1,892
Cox Communications, Inc.
   7.125%, 10/1/12                                       5,015          5,703
DaimlerChrysler N.A. Holding Corp.
   7.20%, 9/1/09                                            40             45
   8.00%, 6/15/10                                        2,215          2,553
   8.50%, 1/18/31                                        8,210          9,685
(a)Dana Corp.
   9.00%, 8/15/11                                        1,655          1,630
#Deutsche Telekom International Finance BV
   8.75%, 6/15/30                                        5,510          6,538
Devon Financing Corp. ULC
   (a)6.875%, 9/30/11                                    1,095          1,246
   7.875%, 9/30/31                                       2,260          2,698
(a)Echostar DBS Corp.
   9.375%, 2/1/09                                        3,610          3,845
Federated Department Stores, Inc.
   6.90%, 4/1/29                                         7,640          7,904
   7.00%, 2/15/28                                        2,070          2,160
?FMC Corp.
   10.25%, 11/1/09                                       1,055          1,161
Ford Motor Co.
   6.625%, 10/1/28                                      20,590         14,401
   7.45%, 7/16/31                                        8,740          6,689
++Glencore Nickel Property Ltd.
   9.00%, 12/1/14                                       18,080            362
GTE Corp.
   6.94%, 4/15/28                                       13,970         15,074
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                                        10,800         12,429
HCA, Inc.
   6.30%, 10/1/12                                        3,525          3,621
   7.19%, 11/15/15                                       5,930          6,347
   7.50%, 12/15/23                                          30             31
   7.58%, 9/15/25                                           45             46
   8.70%, 2/10/10                                        1,250          1,418
   9.00%, 12/15/14                                       3,045          3,692
Hertz Corp.
   7.40%, 3/1/11                                            60             53
   7.625%, 8/15/07-6/1/12                                7,560          6,719

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

8
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
(a)Hilton Hotels Corp.
   7.625%, 12/1/12                                $      5,825   $      5,840
Honeywell International, Inc.
   6.125%, 11/1/11                                      11,490         12,746
?Hyatt Equities, LLC
   6.875%, 6/15/07                                       5,505          5,571
Inco Ltd.
   (a)7.20%, 9/15/32                                     3,500          3,569
   7.75%, 5/15/12                                        1,900          2,171
?International Paper Co.
   5.30%, 4/1/15                                         5,115          5,088
   #5.85%, 10/30/12                                      3,230          3,407
Kennametal, Inc.
   7.20%, 6/15/12                                        5,515          5,887
Kerr McGee Corp.
   5.875%, 9/15/06                                       1,315          1,416
   6.875%, 9/15/11                                       2,765          3,078
Kroger Co.
   (a)6.80%, 4/1/11                                      2,115          2,341
   (a)7.50%, 4/1/31                                      4,350          4,865
   7.70%, 6/1/29                                         1,465          1,666
   (a)8.00%, 9/15/29                                     4,170          4,901
Lenfest Communications, Inc.
   7.625%, 2/15/08                                      14,480         16,109
Lockheed Martin Corp.
   7.75%, 5/1/26                                         7,395          8,853
Lowe's Cos., Inc.
   6.50%, 3/15/29                                        6,395          6,866
Masco Corp.
   6.50%, 8/15/32                                        2,585          2,647
May Department Stores Co. (The)
   6.70%, 9/15/28                                           65             66
   7.875%, 3/1/30                                           30             35
MDC Holdings, Inc.
   7.00%, 12/1/12                                        2,565          2,674
(a)MeadWestvaco Corp.
   6.85%, 4/1/12                                         4,380          4,911
(a)MGM Mirage, Inc.
   8.50%, 9/15/10                                        5,545          6,127
Mohawk Industries, Inc.
   7.20%, 4/15/12                                        3,005          3,372
(a)Monsanto Co.
   7.375%, 8/15/12                                       6,155          6,771
News America Holdings, Inc.
   7.75%, 2/1/24                                         3,156          3,514

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
(a)News America, Inc.
   7.28%, 6/30/28                                 $     11,635   $     12,332
Pemex Project Funding Master Trust
   ?8.625%, 2/1/22                                      10,415         10,988
   9.125%, 10/13/10                                      5,640          6,557
(a)Phelps Dodge Corp.
   8.75%, 6/1/11                                         3,665          4,006
Pulte Homes, Inc.
   7.875%, 8/1/11                                        8,315          9,498
Raytheon Co.
   8.30%, 3/1/10                                         3,360          3,940
(a)Safeway, Inc.
   5.80%, 8/15/12                                        3,720          3,920
?Sappi Papier Holding AG
   6.75%, 6/15/12                                        2,355          2,631
Sempra Energy Co.
   6.00%, 2/1/13                                         1,945          2,034
Smithfield Foods, Inc.
   8.00%, 10/15/09                                       2,800          2,856
(a)Sprint Capital Corp.
   8.375%, 3/15/12                                       5,385          5,735
(a)?##Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/1/07                                        2,380          2,371
   8.375%, 5/1/12                                        5,510          5,489
Station Casinos, Inc., Senior Notes
   8.375%, 2/15/08                                       1,085          1,158
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                                      11,714         12,853
Tenet Healthcare Corp.
   6.875%, 11/15/31                                      9,380          8,489
   7.375%, 2/1/13                                        3,225          3,241
Time Warner Cos., Inc.
   6.625%, 5/15/29                                       8,790          8,259
   7.57%, 2/1/24                                         2,380          2,490
Verizon Global Funding Corp.
   7.75%, 12/1/30                                        4,350          5,231
Verizon New England, Inc.
   6.50%, 9/15/11                                        2,605          2,928
Waste Management, Inc.
   7.00%, 7/15/28                                        7,245          7,516
   7.375%, 5/15/29                                       6,710          7,273
Weyerhaeuser Co.
   6.75%, 3/15/12                                        7,390          8,102
-----------------------------------------------------------------------------
GROUP TOTAL                                                           526,057
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

                                                                               9
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
First Federal Savings & Loan Association
   8.75%, 6/1/06                                  $         65   $         65
Pelican Federal
   9.214%, 10/1/07                                         184            184
Ryland Acceptance Corp. IV
   6.65%, 7/1/11                                         1,891          1,976
Shearson American Express
   9.625%, 12/1/12                                          12             12
-----------------------------------------------------------------------------
GROUP TOTAL                                                             2,237
-----------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.3%)
Republic of Colombia
   10.75%, 1/15/13                                       3,595          3,802
United Mexican States
   8.00%, 9/24/22                                          905            947
   (a)8.375%, 1/14/11                                    6,815          7,854
-----------------------------------------------------------------------------
GROUP TOTAL                                                            12,603
-----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (18.4%)
U.S. Treasury Bonds
   (a)6.125%, 8/15/29                                   68,000         79,648
   (a)7.625%, 2/15/25                                   10,775         14,718
   (a)8.125%, 8/15/19-8/15/21                          137,800        193,556
   8.50%, 2/15/20                                      105,500        152,357
   (a)8.75%, 8/15/20                                    80,065        118,355
(a)U.S. Treasury Strips
   IO
   5.26%, 2/15/20                                      160,475         66,828
   5.27%, 5/15/20                                      153,575         63,025
   5.32%, 2/15/21                                       15,500          6,065
-----------------------------------------------------------------------------
GROUP TOTAL                                                           694,552
-----------------------------------------------------------------------------
UTILITIES (1.1%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                                        3,320          3,509
?Columbus Southern Power Co.
   6.60%, 3/1/33                                         2,240          2,345
Consolidated Natural Gas Co.
   6.25%, 11/1/11                                        5,115          5,643
Detroit Edison Co.
   6.125%, 10/1/10                                          90            100
?El Paso Energy Partners LP
   8.50%, 6/1/10                                         3,925          4,003
(a)Exelon Corp.
   6.75%, 5/1/11                                         2,890          3,249
Florida Power & Light Co.
   4.85%, 2/1/13                                         1,535          1,588

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
Mobile Energy Services LLC
   8.665%, 1/1/17                                 $      9,962   $        498
(a)PSEG Energy Holdings, Inc.
   8.625%, 2/15/08                                       4,160          4,295
   9.125%, 2/10/04                                       8,330          8,559
?Ras Laffan Liquefied Natural Gas Co. Ltd.
   8.294%, 3/15/14                                       6,610          7,032
Wisconsin Energy Corp.
   6.20%, 4/1/33                                         1,410          1,422
-----------------------------------------------------------------------------
GROUP TOTAL                                                            42,243
-----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $5,083,130)                                                  5,171,252
-----------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Co., 11/20/05; monthly
 payments equal to 1% per annum of the
 outstanding notional balance indexed to GNMA
 ARM pools
 (Cost $6,213)                                          31,986            346
-----------------------------------------------------------------------------
                                                     SHARES
                                                        ------
PREFERRED STOCK (1.0%)
-----------------------------------------------------------------------------
MORTGAGE -- OTHER (1.0%)
?Home Ownership Funding Corp.,
 13.33% (Cost $34,764)                                  64,625         38,404
-----------------------------------------------------------------------------

                                                     NO. OF
                                                     RIGHTS
                                                        ------
RIGHTS (0.0%)
-----------------------------------------------------------------------------
*United Mexican States Value Recovery Rights,
 expiring 6/30/03 (Cost $0)                       $ 21,237,000   $          2
-----------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                        ------
SHORT-TERM INVESTMENTS (11.7%)
-----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (2.6%)
Banco Bilbao Vizcaya Argentaria, NY,
   1.36%, 4/24/03                                 $      6,219          6,219
CC USA, Inc.,
   1.34%, 2/6/04                                         2,221          2,221
CDC IXIS,
   1.38%, 4/1/03                                         4,443          4,443
Credit Industriel Et Commercial, NY,
   1.27%, 4/24/03                                          889            889
   1.29%, 4/28/03                                        4,176          4,176
CS First Boston,
   1.38%, 4/1/03                                        44,426         44,426

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

10
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                          FACE
                                                        AMOUNT      VALUE
                                                         (000)      (000)
-----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
Dorada Finance, Inc.,
   1.34%, 2/5/04                                  $      2,221   $      2,221
General Electric Capital Corp.,
   1.40%, 7/17/03                                        3,109          3,109
UBS Warburg LLC,
   1.35%, 4/1/03                                        21,327         21,327
Wells of Grand Cayman,
   1.38%, 4/1/03                                         4,443          4,443
Westdeutsche Landesbank AG, NY,
   1.22%, 5/14/03                                        4,375          4,375
-----------------------------------------------------------------------------
GROUP TOTAL                                                            97,849
-----------------------------------------------------------------------------
                                                     SHARES
                                                        ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (0.5%)
AIM S.T. Investments Co.                             3,109,827          3,110
Evergreen Select Money Market Fund                   3,109,827          3,110
Federated Prime Cash Obligations Fund                3,109,827          3,110
Merrimac Cash Series Fund                            3,109,827          3,110
Merrill Lynch Premier Institutional Fund             3,109,827          3,110
One Group Institutional Prime Money Market Fund      2,221,305          2,221
Reserve Primary Money Market Fund                    2,221,305          2,221
-----------------------------------------------------------------------------
GROUP TOTAL                                                            19,992
-----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                        ------
DISCOUNT NOTES (2.7%)
Federal Home Loan Mortgage Corporation
   1.15%, 4/23/03                                 $     40,000   $     39,969
Federal National Mortgage Association
   1.15%, 4/9/03-4/16/03                                60,400         60,378
-----------------------------------------------------------------------------
GROUP TOTAL                                                           100,347
-----------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.5%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03, due 4/1/03                    208,718        208,718
-----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.4%)
!!U.S. Treasury Bills
   (a)1.19%, 7/17/03                                     2,100          2,093
   1.20%, 9/25/03                                       12,480         12,412
-----------------------------------------------------------------------------
GROUP TOTAL                                                            14,505
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $441,411)                                                      441,411
-----------------------------------------------------------------------------
TOTAL INVESTMENTS (149.6%)
 (Cost $5,565,518)                                                  5,651,415
-----------------------------------------------------------------------------
                                                         VALUE          VALUE
                                                         (000)          (000)
-----------------------------------------------------------------------------
OTHER ASSETS (15.4%)
Receivable for Forward Commitments                $    456,323
Receivable Due from Broker                              92,691
Interest Receivable                                     22,900
Receivable for Investments Sold                          8,978
Dividends Receivable                                       661
Other                                                       39   $    581,592
-----------------------------------------------------------------------------
LIABILITIES (-65.0%)
Payable for Forward Commitments                     (2,227,538)
Collateral on Securities Loaned, at Value             (117,841)
Net Unrealized Depreciation on Swap Agreements         (98,896)
Bank Overdraft Payable                                  (4,512)
Payable for Investment Advisory Fees                    (3,672)
Payable for Investments Purchased                       (1,904)
Payable for Daily Variation Margin on Futures
 Contracts                                              (1,548)
Payable for Administrative Fees                           (378)
Payable for Trustees' Fees and Expenses                   (207)
Payable for Distribution Fees -- Adviser Class             (47)
Payable for Custodian Fees                                 (38)
Payable for Shareholder Servicing
 Fees -- Investment Class                                  (14)
Other Liabilities                                         (316)   (2,456,911)
-----------------------------------------------------------------------------
NET ASSETS (100%)                                                $  3,776,096
-----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                 $  3,817,151
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              20,283
 Accumulated Net Realized Gain (Loss)                                (42,142)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               85,897
   Futures                                                            (6,197)
   Swaps                                                             (98,896)
-----------------------------------------------------------------------------
NET ASSETS                                                       $  3,776,096
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS
-----------------------------------------------------------------------------
NET ASSETS                                                       $  3,442,579
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 294,643,176 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                $      11.68
-----------------------------------------------------------------------------
INVESTMENT CLASS
-----------------------------------------------------------------------------
NET ASSETS                                                       $    111,126
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 9,515,545 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                $      11.68
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

                                                                              11
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                        VALUE
                                                                        (000)
-----------------------------------------------------------------------------
ADVISER CLASS
-----------------------------------------------------------------------------
NET ASSETS                                                       $    222,391
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 19,041,977 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                $      11.68
-----------------------------------------------------------------------------

(a)    All or portion of security on loan at March 31, 2003.
*      Non-Income producing Security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?      144A security. Certain conditions for public sale may exist.
??     Security is subject to delayed delivery.
!! A portion of these securities was pledged to cover margin requirements for futures contracts.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2003. Maturity date disclosed is the ultimate maturity.
##     Variable or floating rate security-rate disclosed is as of March 31,
       2003.
Inv Fl Inverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2003.
++     Security is fair valued.
IO     Interest Only
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    To be announced.

---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                     NET
                                                                  UNREALIZED
                          NUMBER                                 APPRECIATION
                            OF          VALUE      EXPIRATION   (DEPRECIATION)
                         CONTRACTS      (000)         DATE          (000)
------------------------------------------------------------------------------
LONG:
   U.S. Treasury
     10 yr. Note             1,249   US$ 143,479       Jun-03   $        2,585
   U.S. Treasury
     Long Bond                 449   US$  50,625       Jun-03              501
                                                                --------------
                                                                $        3,086
                                                                --------------
SHORT:
   Euro-Dollar
     Short Bond                148   US$  36,575       Jun-03   $         (352)
   U.S. Treasury
     5 yr. Note              8,048   US$ 913,448       Jun-03           (7,377)
   Euro-Dollar
     Short Bond                148   US$  36,560       Sep-03             (471)
   Euro-Dollar
     Short Bond                148   US$  36,491       Dec-03             (536)
   Euro-Dollar
     Short Bond                148   US$  36,390       Mar-04             (547)
                                                                --------------
                                                                $       (9,283)
                                                                --------------
                                                                $       (6,197)
                                                                ==============

---------------
US$ -- U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

12
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                          Six      One     Five     Ten
                                         Months    Year    Year    Year
----------------------------------------------------------------------------
Institutional Class (1)                  2.60%     8.91%   6.94%   7.11%
----------------------------------------------------------------------------
Adviser Class (3)                        2.52%        --      --      --
----------------------------------------------------------------------------
Salomon Broad Investment Grade Index**   3.03%    11.56%   7.48%   7.24%
----------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 8/31/90.

(3) Represents an investment in the Adviser Class which commenced operations 5/20/02.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              13
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

INVESTMENT GRADE FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (134.6%)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (1.3%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 2/20/25-1/20/28                         $    4,537   $     4,676
   5.625%, 11/20/25-12/20/27                            2,616         2,680
   5.75%, 7/20/25                                         168           172
---------------------------------------------------------------------------
GROUP TOTAL                                                           7,528
---------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (69.1%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   8.25%, 10/1/06                                          11            12
   8.50%, 9/1/33                                       10,563        11,386
   10.00%, 9/1/17-11/1/20                                 230           256
   10.25%, 7/1/09                                          43            48
   11.00%, 1/1/16                                          68            76
   11.25%, 11/1/10-12/1/14                                 89            99
   13.00%, 9/1/10                                           3             3
 Gold Pools:
   6.00%, 2/1/32-4/1/32                                   635           658
   7.00%, 2/1/26                                          131           139
   7.50%, 11/1/30-6/1/32                                9,335         9,957
   8.00%, 11/1/29-10/1/31                               6,068         6,541
   8.50%, 12/1/30                                         990         1,064
   10.00%, 10/1/19-1/1/21                                 368           412
   10.50%, 3/1/16                                         199           225
 ??April TBA
   6.00%, 4/1/33                                        9,100         9,424
   6.50%, 4/1/33                                       41,500        43,251
   7.50%, 4/1/33                                        9,200         9,804
 ??May TBA
   5.00%, 5/1/18                                        5,750         5,892
   6.50%, 5/1/33                                       27,100        28,218
Federal National Mortgage Association,
 Conventional Pools:
   6.00%, 10/1/31-12/1/31                                 820           852
   6.50%, 10/1/31-2/1/32                                1,195         1,248
   7.50%, 7/1/29-8/1/32                                35,573        37,919
   8.00%, 3/1/07-6/1/32                                32,221        30,124
   8.50%, 4/1/30-5/1/31                                 9,824        10,585
   9.00%, 2/1/17                                          293           327
   9.50%, 5/1/28                                          570           632
   10.00%, 3/1/20-6/1/28                                  601           669
   10.50%, 11/1/17-10/1/18                                203           229
   11.00%, 4/1/21                                         515           590
   11.25%, 8/1/13                                          61            70
   11.50%, 1/1/17-11/1/19                                 143           163

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
 ??April TBA
   5.50%, 4/1/18-4/1/33                            $   30,950   $    31,826
   6.00%, 4/1/33                                       29,150        30,216
   6.50%, 4/1/33                                       31,675        33,031
   7.00%, 4/1/33                                       55,600        58,588
 ??May TBA
   5.00%, 5/1/18                                        5,750         5,883
   6.50%, 5/1/33                                        8,200         8,543
Government National Mortgage Association, Various
 Pools:
   9.00%, 11/15/17                                        770           860
   9.50%, 12/15/17-9/15/22                              2,735         3,065
   10.00%, 11/15/09-2/15/25                             4,073         4,572
   10.50%, 3/15/19                                          7             8
   11.00%, 2/15/10-2/15/16                                307           353
   11.50%, 1/20/18                                          5             5
 ??April TBA
   5.50%, 4/15/33                                      11,250        11,545
   6.00%, 4/15/33                                       2,750         2,868
---------------------------------------------------------------------------
GROUP TOTAL                                                         402,236
---------------------------------------------------------------------------
ASSET-BACKED CORPORATES (9.9%)
BMW Vehicle Owner Trust
   2.83%, 12/25/04                                      2,823         2,833
Centex Home Equity
   3.34%, 7/25/19                                          77            77
Chase Credit Card Master Trust
   5.50%, 11/17/08                                      1,045         1,140
Chase Funding Mortgage Loan
   2.005%, 2/25/17                                      3,731         3,733
   2.811%, 6/25/16                                      2,674         2,686
Chase Manhattan Auto Owner Trust
   2.44%, 6/15/04                                          34            34
   2.63%, 10/15/04                                        710           712
   2.70%, 1/18/05                                       3,151         3,164
Citibank Credit Card Issuance Trust
   6.90%, 10/15/07                                      1,805         2,015
   7.45%, 9/15/07                                       1,340         1,472
Citifinancial Mortgage Securities, Inc.
   1.94%, 1/25/33                                       2,856         2,855
DaimlerChrysler Auto Trust
   2.90%, 12/6/04                                       1,672         1,681
   3.71%, 7/6/04                                          484           486
   6.11%, 11/8/04                                         958           969
   6.82%, 9/6/04                                          323           325
Federal Home Loan Mortgage Corporation
   4.75%, 2/25/42                                         593           596

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

14
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
ASSET-BACKED CORPORATES (CONT'D)
Ford Credit Auto Owner Trust
   1.62%, 8/15/05                                  $    3,000   $     3,007
   2.97%, 6/15/04                                         986           990
   5.12%, 10/15/04                                      2,231         2,255
   6.74%, 6/15/04                                         787           795
Harley-Davidson Motorcycle Trust
   1.56%, 5/15/07                                       2,877         2,882
Honda Auto Receivables Owner Trust
   1.46%, 9/19/05                                       3,425         3,429
   1.67%, 6/15/05                                       3,000         3,006
   2.91%, 9/15/04                                       1,650         1,657
   6.62%, 7/15/04                                         193           195
Lehman ABS Manufactured Housing Contract
   3.01%, 3/15/10                                         489           491
MBNA Master Credit Card Trust
   5.90%, 8/15/11                                         940         1,048
   7.80%, 10/15/12                                      2,715         3,270
Merrill Lynch Mortgage Investors, Inc.
   6.22%, 2/15/30                                       1,136         1,165
Nissan Auto Receivables Owner Trust
   3.07%, 8/16/04                                       2,514         2,524
   4.80%, 2/15/07                                       1,425         1,494
Peco Energy Transition Trust
   6.05%, 3/1/09                                        1,250         1,384
Whole Auto Loan Trust
   1.88%, 6/15/05                                       3,500         3,513
---------------------------------------------------------------------------
GROUP TOTAL                                                          57,883
---------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (3.4%)
Federal Home Loan Mortgage Corporation
   10.00%, 6/15/20                                         72            73
   Inv Fl IO
   1.50%, 6/17/27                                       2,666            70
   2.115%, 7/25/17                                      3,600         3,598
   7.82%, 4/15/25                                         840            26
   23.231%, 3/15/24                                     2,550           986
   IO
   7.00%, 3/15/32                                       4,869           397
   8.00%, 1/1/28-6/1/31                                 1,376           203
Federal National Mortgage Association
   2.25%, 7/25/42                                       3,682         3,676
   4.50%, 5/25/42                                       2,456         2,456
   4.75%, 2/25/17                                       1,026         1,028
   5.50%, 6/25/08                                       1,089         1,095

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
   ##6.795%, 12/25/29                              $    3,631   $       235
   Inv FI IO
   6.895%, 10/25/28                                     2,869           256
   7.188%, 5/18/27                                      2,106           215
   7.245%, 10/25/30                                     1,501           126
   IO
   7.50%, 11/1/29                                       2,274           310
   8.00%, 4/1/24-6/1/30                                 2,002           272
   9.00%, 11/1/26                                         435            69
   PO
   8/1/31                                               4,835         4,484
Government National Mortgage Association
   Inv Fl IO
   7.32%, 8/16/29                                       3,726           377
---------------------------------------------------------------------------
GROUP TOTAL                                                          19,952
---------------------------------------------------------------------------
FINANCE (9.0%)
?(a)AIG SunAmerica Global Financing IX
   6.90%, 3/15/32                                       1,175         1,350
American General Corp.
   7.50%, 7/15/25                                         545           654
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                                        1,180         1,504
   9.125%, 4/1/10                                         250           307
?BancWest Corp.
   6.93%, 12/1/03                                       1,650         1,712
Bank One Corp.
   6.00%, 2/17/09                                       1,350         1,494
?Boston Properties, Inc.
   6.25%, 1/15/13                                         515           540
CIGNA Corp.
   7.00%, 1/15/11                                         640           687
Citicorp
   6.375%, 11/15/08                                       705           794
(a)Citigroup, Inc.
   5.625%, 8/27/12                                      1,200         1,287
   6.00%, 2/21/12                                         640           712
EOP Operating LP
   7.50%, 4/19/29                                       1,365         1,486
Equitable Cos., Inc.
   6.50%, 4/1/08                                          760           825
?Farmers Exchange Capital
   7.05%, 7/15/28                                       2,875         1,923
?Farmers Insurance Exchange
   8.625%, 5/1/24                                         975           746
?Florida Windstorm Underwriting Association
   7.125%, 2/25/19                                        485           558

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              15
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
FINANCE (CONT'D)
(a)Ford Motor Credit Corp.
   7.25%, 10/25/11                                 $    1,545   $     1,418
General Electric Capital Corp.
   6.75%, 3/15/32                                       2,185         2,461
General Motors Acceptance Corp.
   6.875%, 9/15/11                                      1,605         1,586
   8.00%, 11/1/31                                       1,720         1,675
Goldman Sachs Group, Inc.
   6.125%, 2/15/33                                        740           743
   6.60%, 1/15/12                                         730           815
   6.875%, 1/15/11                                        700           798
Hartford Financial Services Group, Inc.
   7.75%, 6/15/05                                         685           759
   7.90%, 6/15/10                                         175           205
Hartford Life, Inc.
   7.65%, 6/15/27                                         970         1,077
J.P. Morgan Chase & Co.
   6.00%, 2/15/09                                         940         1,014
?John Hancock Financial Services, Inc.
   7.375%, 2/15/24                                      1,970         2,144
MBNA America Bank
   7.125%, 11/15/12                                       265           287
(a)MBNA Corp.
   6.125%, 3/1/13                                       1,165         1,176
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                                         625           663
   7.80%, 11/1/25                                       1,650         1,883
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                                       1,465         1,399
   8.25%, 12/1/31                                         745           793
?Prime Property Funding II
   7.00%, 8/15/04                                       1,380         1,467
Prologis
   5.50%, 3/1/13                                          200           204
?Prudential Holdings, LLC
   7.245%, 12/18/23                                     3,125         3,605
   (a)8.695%, 12/18/23                                  1,675         2,018
Simon Property Group LP
   (a)6.35%, 8/28/12                                      625           665
   6.375%, 11/15/07                                       855           929
Vornado Realty Trust
   5.625%, 6/15/07                                        530           546
(a)Washington Mutual Bank
   5.50%, 1/15/13                                         170           178
Washington Mutual, Inc.
   8.25%, 4/1/10                                          510           623

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
?World Financial Properties
   6.91%, 9/1/13                                   $    4,314   $     4,760
---------------------------------------------------------------------------
GROUP TOTAL                                                          52,470
---------------------------------------------------------------------------
INDUSTRIALS (9.6%)
Aetna, Inc.
   7.875%, 3/1/11                                       1,530         1,780
(a)Albertson's, Inc.
   7.50%, 2/15/11                                         825           957
America West Airlines, Inc.
   7.10%, 10/2/22                                       1,280         1,304
AOL Time Warner, Inc.
   7.70%, 5/1/32                                          465           498
#AT&T Corp.
   8.50%, 11/15/31                                        795           855
Boeing Capital Corp.
   5.80%, 1/15/13                                         305           303
   (a)6.10%, 3/1/11                                       485           497
   6.50%, 2/15/12                                         165           171
Boeing Co. (The)
   6.625%, 2/15/38                                        640           628
#British Telecommunications plc
   8.875%, 12/15/30                                       680           873
Cendant Corp.
   7.125%, 3/15/15                                        610           617
   7.375%, 1/15/13                                        780           813
Centex Corp.
   7.875%, 2/1/11                                         600           696
Clear Channel Communications, Inc.
   7.65%, 9/15/10                                       1,095         1,265
(a)Comcast Corp.
   6.50%, 1/15/15                                       1,185         1,247
Conoco, Inc.
   6.95%, 4/15/29                                       1,550         1,756
Constellation Energy Group, Inc.
   7.60%, 4/1/32                                          840           961
Continental Airlines, Inc.
   (a)6.545%, 2/2/19                                      357           294
   6.648%, 3/15/19                                        597           486
   6.90%, 1/2/18                                          662           548
Cooper Industries, Ltd.
   5.25%, 7/1/07                                          770           801
Cox Communications, Inc.
   7.125%, 10/1/12                                        810           921
CVS Corp.
   5.625%, 3/15/06                                        860           936

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

16
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
DaimlerChrysler N.A. Holding Corp.
   (a)7.75%, 1/18/11                               $      440   $       502
   8.50%, 1/18/31                                       1,030         1,215
#Deutsche Telekom International Finance BV
   8.75%, 6/15/30                                         750           890
Devon Financing Corp. ULC
   (a)6.875%, 9/30/11                                     155           176
   7.875%, 9/30/31                                        345           412
Federated Department Stores, Inc.
   6.625%, 9/1/08                                         225           251
   6.90%, 4/1/29                                          550           569
   7.00%, 2/15/28                                         170           177
   7.90%, 5/1/46                                          370           405
   8.50%, 6/1/10                                           65            78
Ford Motor Co.
   6.375%, 2/1/29                                       1,470           993
   6.625%, 10/1/28                                      1,105           773
   7.45%, 7/16/31                                         360           276
GTE Corp.
   6.94%, 4/15/28                                       1,840         1,985
Hertz Corp.
   7.40%, 3/1/11                                          155           137
   (a)7.625%, 8/15/07                                     640           626
(a)Honeywell International, Inc.
   6.125%, 11/1/11                                      1,635         1,814
?Hyatt Equities LLC
   6.875%, 6/15/07                                        680           688
Inco Ltd.
   7.20%, 9/15/32                                         420           428
?International Paper Co.
   5.30%, 4/1/15                                          715           711
   #5.85%, 10/30/12                                       550           580
Kerr McGee Corp.
   5.875%, 9/15/06                                        190           205
   (a)6.875%, 9/15/11                                     250           278
Kroger Co.
   (a)7.50%, 4/1/31                                       125           140
   7.70%, 6/1/29                                          995         1,132
   (a)8.00%, 9/15/29                                      680           799
Lockheed Martin Corp.
   7.75%, 5/1/26                                          885         1,060
   8.50%, 12/1/29                                          35            46
Lowe's Cos., Inc.
   6.875%, 2/15/28                                      1,055         1,182
#Marriott International, Inc.
   7.00%, 1/15/08                                       2,175         2,376

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
Masco Corp.
   6.50%, 8/15/32                                  $      335   $       343
May Department Stores Co.
   6.70%, 9/15/28                                       1,325         1,342
   7.875%, 3/1/30                                         225           261
(a)MeadWestvaco Corp.
   6.85%, 4/1/12                                          515           577
Mohawk Industries, Inc.
   7.20%, 4/15/12                                         355           398
(a)Monsanto Co.
   7.375%, 8/15/12                                        820           902
News America Holdings, Inc.
   (a)7.30%, 4/30/28                                      160           170
   7.75%, 1/20/24-2/1/24                                1,115         1,241
   8.875%, 4/26/23                                        665           807
Pemex Project Funding Master Trust
   ?8.625%, 2/1/22                                        225           237
   (a)9.125%, 10/13/10                                    185           215
Raytheon Co.
   8.30%, 3/1/10                                          460           540
(a)Safeway, Inc.
   5.80%, 8/15/12                                         540           569
?Sappi Papier Holding AG
   6.75%, 6/15/12                                         465           520
Sempra Energy Co.
   6.00%, 2/1/13                                          455           476
Southwest Airlines Co.
   5.496%, 11/1/06                                        520           560
?Systems 2001 Asset Trust, LLC
   6.664%, 9/15/13                                      1,663         1,824
(a)TCI Communications, Inc.
   7.875%, 2/15/26                                        520           572
Time Warner Cos., Inc.
   6.625%, 5/15/29                                        310           291
Verizon Global Funding Corp.
   7.75%, 12/1/30                                         745           896
Verizon New England, Inc.
   6.50%, 9/15/11                                         610           686
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                                        735           811
Weyerhaeuser Co.
   6.75%, 3/15/12                                         970         1,063
---------------------------------------------------------------------------
GROUP TOTAL                                                          55,412
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              17
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
California Federal Savings & Loan
   8.80%, 1/1/14                                   $       11   $        11
First Federal Savings & Loan Association
   8.75%, 6/1/06                                           56            56
##Morserv, Inc.
   2.155%, 11/25/26                                        26            26
Ryland Acceptance Corp. IV
   6.65%, 7/1/11                                          243           254
---------------------------------------------------------------------------
GROUP TOTAL                                                             347
---------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.4%)
United Mexican States
   (a)8.00%, 9/24/22                                      745           779
   8.30%, 8/15/31                                         345           371
   (a)8.375%, 1/14/11                                   1,060         1,222
---------------------------------------------------------------------------
GROUP TOTAL                                                           2,372
---------------------------------------------------------------------------
U.S. TREASURY SECURITIES (31.0%)
(a)U.S. Treasury Bonds
   7.25%, 8/15/22                                      10,000        13,023
   7.625%, 2/15/25                                     12,750        17,416
   8.125%, 8/15/19-8/15/21                             63,885        89,605
   8.75%, 8/15/20                                      10,250        15,152
(a)U.S. Treasury Notes
   6.625%, 5/15/07                                        600           697
   6.75%, 5/15/05                                      17,100        18,942
(a)U.S. Treasury Strips
   IO
   3.47%, 5/15/10                                       7,500         5,797
   5.26%, 2/15/20                                      35,475        14,773
   5.27%, 5/15/20                                       7,050         2,893
   5.35%, 11/15/21                                      5,350         2,002
---------------------------------------------------------------------------
GROUP TOTAL                                                         180,300
---------------------------------------------------------------------------
UTILITIES (0.8%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                                         440           465
Consolidated Natural Gas Co.
   6.25%, 11/1/11                                         720           794
Detroit Edison Co.
   6.125%, 10/1/10                                        120           133
Duke Energy Corp.
   4.50%, 4/1/10                                          295           298
(a)Exelon Corp.
   6.75%, 5/1/11                                          395           444
Florida Power & Light Co.
   4.85%, 2/1/13                                          215           223

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
---------------------------------------------------------------------------
Ohio Power Co.
   6.60%, 2/15/33                                  $      325   $       340
Public Service Electricity & Gas Co.
   5.00%, 1/1/13                                          580           591
?Ras Laffan Liquefied Natural Gas Co. Ltd.
   8.294%, 3/15/14                                        890           947
Wisconsin Energy Corp.
   6.20%, 4/1/33                                          215           217
---------------------------------------------------------------------------
GROUP TOTAL                                                           4,452
---------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $765,467)                                                    782,952
---------------------------------------------------------------------------

                                                     SHARES
                                                       ------
PREFERRED STOCK (0.4%)
---------------------------------------------------------------------------
MORTGAGE -- OTHER (0.4%)
?Home Ownership Funding Corp.
   13.331% (Cost $2,341)                           $    4,350   $     2,585
---------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                       ------
SHORT-TERM INVESTMENTS (18.9%)
---------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (4.4%)
Banco Bilbao Vizcaya Argentaria, NY,
   1.36%, 4/24/03                                  $    1,635         1,635
CC USA, Inc.,
   1.34%, 2/6/04                                          584           584
CDC IXIS,
   1.38%, 4/1/03                                        1,168         1,168
Credit Industriel Et Commercial, NY,
   1.27%, 4/24/03                                         234           234
   1.29%, 4/28/03                                       1,098         1,098
CS First Boston,
   1.38%, 4/1/03                                       11,676        11,676
Dorada Finance, Inc.,
   1.34%, 2/5/04                                          584           584
General Electric Capital Corp.,
   1.40%, 7/17/03                                         817           817
UBS Warburg LLC,
   1.35%, 4/1/03                                        5,605         5,605
Wells of Grand Cayman,
   1.38%, 4/1/03                                        1,168         1,168
Westdeutsche Landesbank AG, NY,
   1.22%, 5/14/03                                       1,150         1,150
---------------------------------------------------------------------------
GROUP TOTAL                                                          25,719
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

18
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                     SHARES           (000)
---------------------------------------------------------------------------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (0.9%)
AIM S.T. Investments Co.                              817,346   $       817
Evergreen Select Money Market Fund                    817,346           817
Federated Prime Cash Obligations Fund                 817,346           817
Merrimac Cash Series Fund                             817,346           817
Merrill Lynch Premier Institutional Fund              817,346           817
One Group Institutional Prime Money Market Fund       583,819           584
Reserve Primary Money Market Fund                     583,819           584
---------------------------------------------------------------------------
GROUP TOTAL                                                           5,253
---------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                       ------
DISCOUNT NOTES (12.0%)
Federal Home Loan Bank
   1.18%, 4/21/03                                  $   15,000        14,990
Federal Home Loan Mortgage Corporation
   1.23%, 4/8/03                                       15,000        14,996
Federal National Mortgage Association
   1.14%, 4/16/03                                      20,000        19,990
   1.11%, 5/21/03                                      20,000        19,968
---------------------------------------------------------------------------
GROUP TOTAL                                                          69,944
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.3%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03, due 4/1/03                     7,171         7,171
---------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
++U.S. Treasury Bills
   1.10%, 7/17/03                                         300           299
   1.12%, 9/25/03                                       1,350         1,342
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,641
---------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $109,728)                                                    109,728
---------------------------------------------------------------------------
TOTAL INVESTMENTS (153.9%)
 (Cost $877,536)                                                    895,265
---------------------------------------------------------------------------

                                                        VALUE         VALUE
                                                        (000)         (000)
---------------------------------------------------------------------------
OTHER ASSETS (9.9%)
Cash                                               $       71
Receivable for Forward Commitments                     42,643
Receivable Due from Broker                             10,069
Interest Receivable                                     3,023
Receivable for Investments Sold                         2,086
Dividends Receivable                                       45
Other                                                       5   $    57,942
---------------------------------------------------------------------------
LIABILITIES (-63.8%)
Payable for Forward Commitments                      (322,246)
Collateral on Securities Loaned, at Value             (30,972)
Net Unrealized Depreciation on Swap Agreements        (10,947)
Payable for Investments Purchased                      (5,580)
Payable for Daily Variation Margin on Futures
 Contracts                                               (957)
Payable for Investment Advisory Fees                     (541)
Payable for Administrative Fees                           (51)
Payable for Trustees' Fees and Expenses                   (34)
Payable for Custodian Fees                                 (7)
Other Liabilities                                         (34)    (371,369)
---------------------------------------------------------------------------
NET ASSETS (100%)                                               $   581,838
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $   571,650
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                             2,671
 Accumulated Net Realized Gain (Loss)                                 1,723
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                             17,729
   Futures                                                            (988)
   Swaps                                                           (10,947)
---------------------------------------------------------------------------
NET ASSETS                                                      $   581,838
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                      $   580,253
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 50,449,568 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $     11.50
---------------------------------------------------------------------------
ADVISER CLASS
---------------------------------------------------------------------------
NET ASSETS                                                      $     1,585
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 137,889 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $     11.50
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

                                                                              19
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

---------------------------------------------------------------

(a)   All or portion of security on loan at March 31, 2003.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2003. Maturity date disclosed is the ultimate maturity.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2003.
??    Security is subject to delayed delivery.
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2003.
IO    Interest Only
PO    Principal Only
TBA   Security is subject to delayed delivery.
---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                      NET
                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
                           CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
SHORT:
 Euro-Dollar
   Short Bond                     20   US$  4,943       Jun-03            $ (48)
 U.S. Treasury
   2 yr. Note                     45   US$  9,699       Jun-03              (38)
 U.S. Treasury
   5 yr. Note                    749   US$ 85,012       Jun-03             (596)
 U.S. Treasury
   10 yr. Note                   376   US$ 43,193       Jun-03              (67)
 U.S. Treasury
   Long Bond                      50   US$  5,638       Jun-03              (28)
 Euro-Dollar
   Short Bond                     20   US$  4,941       Sep-03              (64)
 Euro-Dollar
   Short Bond                     20   US$  4,931       Dec-03              (73)
 Euro-Dollar
   Short Bond                     20   US$  4,918       Mar-04              (74)
                                                                 --------------
                                                                          $(988)
                                                                 ==============

---------------
US$ -- U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

20
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
U.S. CORE FIXED INCOME PORTFOLIO

                                          Six      One     Five     Ten
                                         Months    Year    Year    Year
----------------------------------------------------------------------------
Institutional Class(1)                   2.53%     9.04%   6.79%   7.11%
----------------------------------------------------------------------------
Adviser Class(3)                         2.35%     8.82%      --      --
----------------------------------------------------------------------------
Salomon Broad Investment Grade Index**   3.03%    11.56%   7.48%   7.24%
----------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 9/29/87.

(3) Represents an investment in the Adviser Class which commenced operations 3/01/99.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              21
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

U.S. CORE FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (127.9%)

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (1.2%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 2/20/25-1/20/28                            $   3,287   $    3,388
   5.625%, 10/20/27-12/20/27                                169          173
   5.75%, 8/20/25-9/20/27                                   786          807
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,368
----------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (68.1%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   8.00%, 8/1/30                                            262          282
 Gold Pools:
   7.50%, 1/1/30-6/1/32                                   6,023        6,424
   8.00%, 10/1/29-10/1/31                                 3,057        3,298
   8.50%, 3/1/30-7/1/31                                   1,766        1,898
   10.00%, 10/1/12-3/1/21                                   499          558
   11.50%, 8/1/19                                            89          102
   12.00%, 11/1/19                                           25           29
 ??April TBA
   6.00%, 4/1/33                                          5,100        5,282
   6.50%, 4/1/33                                         22,350       23,293
   7.50%, 4/1/33                                          3,175        3,383
 ??May TBA
   5.00%, 5/1/18                                          3,400        3,484
   6.50%, 5/1/33                                          6,750        7,028
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 9/1/16-7/1/32                                  23,043       24,560
   8.00%, 4/1/25-8/1/32                                  14,293       13,337
   8.50%, 5/1/23-9/1/32                                  13,321       14,381
   9.00%, 4/1/26                                          1,953        2,158
   9.50%, 2/1/20-8/1/21                                     523          579
   10.00%, 8/1/18-2/1/25                                    182          203
   10.50%, 11/1/10-10/1/18                                  207          235
   11.00%, 9/1/19-9/1/20                                    286          327
   11.50%, 11/1/19                                          195          222
 ??April TBA
   5.50%, 4/1/18-4/1/33                                  18,100       18,614
   6.00%, 4/1/33                                         18,500       19,176
   6.50%, 4/1/33                                         17,650       18,406
   7.00%, 4/1/33                                         33,050       34,827
 ??May TBA
   5.00%, 5/1/18                                          3,425        3,504
   6.50%, 5/1/33                                         17,000       17,712

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
Government National Mortgage Association,
 Various Pools:
   9.00%, 11/15/17                                    $     128   $      143
   9.50%, 12/15/17-12/15/21                                 961        1,076
   10.00%, 9/15/18-4/15/25                                  828          929
   10.50%, 2/15/13-2/15/25                                1,554        1,768
   11.00%, 12/15/09-7/15/20                                 166          191
   11.50%, 4/15/13-8/15/13                                  191          222
   12.00%, 12/15/12-3/15/14                                  15           18
 ??April TBA
   5.50%, 4/15/33                                         6,500        6,671
   6.00%, 4/15/33                                         3,000        3,128
----------------------------------------------------------------------------
GROUP TOTAL                                                          237,448
----------------------------------------------------------------------------
ASSET BACKED CORPORATES (8.5%)
BMW Vehicle Lease Trust
   2.83%, 12/25/04                                          764          767
Capital Auto Receivables Asset Trust
   2.89%, 4/15/04                                         1,137        1,141
Centex Home Equity
   3.34%, 7/25/19                                            56           56
Chase Credit Card Master Trust
   5.50%, 11/17/08                                          865          944
Chase Funding Mortgage Loan
   2.005%, 2/25/17                                        2,160        2,161
Chase Manhattan Auto Owner Trust
   2.44%, 6/15/04                                            22           22
   2.70%, 1/18/05                                         1,733        1,740
Citibank Credit Card Issuance Trust
   6.875%, 11/16/09                                       1,240        1,427
   7.45%, 9/15/07                                           705          774
DaimlerChrysler Auto Trust
   2.90%, 12/6/04                                         1,600        1,608
   3.71%, 7/6/04                                            323          324
   6.11%, 11/8/04                                           855          866
Federal Home Loan Mortgage Corporation
   4.75%, 2/25/42                                           571          574
Ford Credit Auto Owner Trust
   1.62%, 8/15/05                                         1,800        1,804
   2.97%, 6/15/04                                           893          896
   5.12%, 10/15/04                                        1,004        1,015
Harley-Davidson Eaglemark Motorcycle Trust
   1.91%, 4/16/07                                         1,168        1,172
   1.56%, 5/15/07                                         1,822        1,825

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

22
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Honda Auto Receivables Owner Trust
   6.62%, 7/15/04                                     $     191   $      192
   2.91%, 9/15/04                                         1,650        1,657
   1.67%, 6/15/05                                         1,800        1,804
   1.46%, 9/19/05                                         1,900        1,902
Lehman ABS Manufactured Housing Contract
   3.01%, 3/15/10                                           349          351
MBNA Master Credit Card Trust
   7.80%, 10/15/12                                          755          909
Nissan Auto Receivables Owner Trust
   3.07%, 8/16/04                                         1,100        1,104
   4.80%, 2/15/07                                           525          550
   6.72%, 8/16/04                                           223          225
Whole Auto Loan Trust
   1.88%, 6/15/05                                         2,000        2,008
----------------------------------------------------------------------------
GROUP TOTAL                                                           29,818
----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (2.0%)
Federal Home Loan Mortgage Corporation
   Inv Fl IO
   7.27%, 10/15/29                                          690           50
   7.82%, 4/15/25                                           529           16
   23.231%, 3/15/24                                         450          174
   IO
   1.50%, 6/17/27                                           463           12
   7.00%, 4/1/30                                            178           19
   8.00%, 1/1/28-7/1/31                                     486           72
Federal National Mortgage Association
   4.75%, 2/25/17                                         1,166        1,168
   4.50%, 5/25/42                                         1,092        1,092
   5.50%, 6/25/08                                           750          754
   Inv Fl IO
   6.27%, 2/17/31                                         1,502          153
   6.795%, 12/25/29                                       2,283          148
   6.895%, 10/25/28                                       2,994          267
   IO
   8.00%, 4/1/24-6/1/30                                   2,029          301
   9.00%, 11/1/26                                           164           26
   IO PAC
   8.00%, 8/18/27                                           193           27
   PO,
   8/1/31                                                 2,276        2,111

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
Government National Mortgage Association
   Inv Fl IO
   6.30%, 9/16/31                                     $   1,032   $       80
   6.67%, 12/16/25                                        2,651          257
   6.688%, 9/16/27                                        1,266          120
   7.216%, 9/20/30                                          912           90
   7.32%, 8/16/29                                         1,023           95
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,032
----------------------------------------------------------------------------
FEDERAL AGENCY (0.2%)
Federal National Mortgage Association
   6.625%, 11/15/30                                         725          855
----------------------------------------------------------------------------
FINANCE (8.1%)
?(a)AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                                           965        1,088
American General Corp.
   7.50%, 7/15/25                                           455          546
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                                            580          739
   9.125%, 4/1/10                                           200          245
?BancWest Corp.
   6.93%, 12/1/03                                           575          597
Bank One Corp.
   6.00%, 2/17/09                                           730          808
?Boston Properties, Inc.
   6.25%, 1/15/13                                           300          314
CIGNA Corp.
   6.375%, 10/15/11                                         275          285
Citicorp
   6.375%, 11/15/08                                         380          428
(a)Citigroup, Inc.
   5.625%, 8/27/12                                          660          708
   6.00%, 2/21/12                                           330          367
EOP Operating LP
   6.763%, 6/15/07                                          165          182
   7.50%, 4/19/29                                           645          702
Equitable Cos., Inc.
   6.50%, 4/1/08                                            105          114
?Equitable Life Assurance Society U.S.
   6.95%, 12/1/05                                           860          959
?Farmers Exchange Capital
   7.05%, 7/15/28                                           585          391
?Farmers Insurance Exchange
   8.625%, 5/1/24                                           475          364
?Florida Windstorm Underwriting Association
   7.125%, 2/25/19                                          285          328

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              23
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
FINANCE (CONT'D)
(a)Ford Motor Credit Corp.
   7.25%, 10/25/11                                    $     945   $      867
General Electric Capital Corp.
   6.75%, 3/15/32                                         1,215        1,369
General Motors Acceptance Corp.
   6.875%, 9/15/11                                        1,085        1,072
   8.00%, 11/1/31                                           825          803
Goldman Sachs Group, Inc.
   6.125%, 2/15/33                                          350          351
   6.60%, 1/15/12                                           140          156
   6.875%, 1/15/11                                          780          889
Hartford Life, Inc.
   7.65%, 6/15/27                                           730          810
J.P. Morgan Chase & Co.
   6.00%, 2/15/09                                           415          448
(a)John Hancock Financial Services, Inc.
   5.625%, 12/1/08                                          295          317
   ?7.375%, 2/15/24                                         930        1,012
MBNA Corp.
   6.125%, 3/1/13                                           865          873
Metlife, Inc.
   6.50%, 12/15/32                                          100          106
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                                           400          424
   7.80%, 11/1/25                                           500          571
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                                           755          721
   8.25%, 12/1/31                                           225          240
?New England Mutual
   7.875%, 2/15/24                                          350          388
?Prime Property Funding II
   7.00%, 8/15/04                                           400          425
Prologis
   5.50%, 3/1/13                                            125          127
?Prudential Holdings LLC
   7.245%, 12/18/23                                       1,890        2,180
   (a)8.695%, 12/18/23                                    1,025        1,235
Simon Property Group LP
   6.35%, 8/28/12                                           480          511
   6.375%, 11/15/07                                         505          549
Vornado Realty Trust
   5.625%, 6/15/07                                          280          289
Washington Mutual, Inc.
   8.25%, 4/1/10                                            420          513

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
?World Financial Properties
   6.91%, 9/1/13                                      $     814   $      898
   6.95%, 9/1/13                                            829          911
----------------------------------------------------------------------------
GROUP TOTAL                                                           28,220
----------------------------------------------------------------------------
INDUSTRIALS (8.1%)
Aetna, Inc.
   7.875%, 3/1/11                                           875        1,018
Albertson's, Inc.
   7.45%, 8/1/29                                             85           94
   7.50%, 2/15/11                                           440          510
America West Airlines, Inc.
   7.10%, 10/2/22                                           668          681
AOL Time Warner, Inc.
   7.70%, 5/1/32                                            275          294
#AT&T Corp.
   8.50%, 11/15/31                                          470          505
Boeing Capital Corp.
   5.80%, 1/15/13                                           150          149
   (a)6.10%, 3/1/11                                         280          287
   6.50%, 2/15/12                                            95           98
Boeing Co. (The)
   6.625%, 2/15/38                                          420          412
Cendant Corp.
   7.125%, 3/15/15                                          370          374
   7.375%, 1/15/13                                          455          474
Centex Corp.
   7.875%, 2/1/11                                           360          418
Clear Channel Communications, Inc.
   7.65%, 9/15/10                                           605          699
(a)Comcast Corp.
   6.50%, 1/15/15                                           815          858
Conoco, Inc.
   6.95%, 4/15/29                                           915        1,037
Constellation Energy Group, Inc.
   7.60%, 4/1/32                                            485          555
Continental Airlines, Inc.
   6.545%, 2/2/19                                           510          419
   7.461%, 10/1/16                                          303          222
Cooper Industries Ltd.
   5.25%, 7/1/07                                            405          421
Cox Communications, Inc.
   7.125%, 10/1/12                                          465          529
DaimlerChrysler N.A. Holding Corp.
   7.20%, 9/1/09                                            155          174
   8.50%, 1/18/31                                           705          832

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

24
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Devon Financing Corp. ULC
   6.875%, 9/30/11                                    $      95   $      108
   7.875%, 9/30/31                                          200          239
Federated Department Stores, Inc.
   6.625%, 9/1/08                                           120          134
   6.90%, 4/1/29                                            665          688
Ford Motor Co.
   6.625%, 10/1/28                                        1,585        1,109
   7.45%, 7/16/31                                           155          119
GTE Corp.
   6.94%, 4/15/28                                         1,250        1,349
Hertz Corp.
   7.40%, 3/1/11                                            110           97
   7.625%, 6/1/12                                           370          329
Honeywell International, Inc.
   6.125%, 11/1/11                                          780          865
?Hyatt Equities LLC
   6.875%, 6/15/07                                          510          516
?International Paper Co.
   5.30%, 4/1/15                                            425          423
   #5.85%, 10/30/12                                         320          337
Kerr McGee Corp.
   5.875%, 9/15/06                                          115          124
   (a)6.875%, 9/15/11                                       195          217
Kroger Co.
   7.50%, 4/1/31                                            405          453
   7.70%, 6/1/29                                            660          751
Lockheed Martin Corp.
   7.75%, 5/1/26                                            360          431
Lowe's Cos., Inc.
   6.50%, 3/15/29                                           535          574
   6.875%, 2/15/28                                          110          123
Marriott International, Inc.
   7.00%, 1/15/08                                         1,155        1,261
Masco Corp.
   6.50%, 8/15/32                                           190          195
May Department Stores Co. (The)
   6.70%, 9/15/28                                           900          912
   6.90%, 1/15/32                                           100          103
(a)MeadWestvaco Corp.
   6.85%, 4/1/12                                            260          291
Mohawk Industries, Inc.
   7.20%, 4/15/12                                           200          224
(a)Monsanto Co.
   7.375%, 8/15/12                                          465          512

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
News America Holdings, Inc.
   7.75%, 1/20/24-2/1/24                              $     680   $      757
   8.875%, 4/26/23                                          470          570
Raytheon Co.
   8.30%, 3/1/10                                            270          317
(a)Safeway, Inc.
   5.80%, 8/15/12                                           320          337
Sempra Energy Co.
   6.00%, 2/1/13                                            170          178
Southwest Airlines Co., Class A-2
   5.496%, 11/1/06                                          205          221
TCI Communications, Inc.
   7.875%, 2/15/26                                          205          226
Time Warner, Inc.
   6.625%, 5/15/29                                          185          174
Verizon Global Funding Corp.
   7.75%, 12/1/30                                           495          595
Verizon New England, Inc.
   6.50%, 9/15/11                                           150          169
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                                          380          419
Weyerhaeuser Co.
   6.75%, 3/15/12                                           555          608
----------------------------------------------------------------------------
GROUP TOTAL                                                           28,115
----------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGE (0.0%)
##Gemsco Mortgage Pass Through Certificate
   8.70%, 11/25/10                                           53           53
----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (31.1%)
U.S. Treasury Bonds
   6.125%, 8/15/29                                        1,000        1,171
   7.625%, 2/15/25                                       14,750       20,148
   (a)8.125%, 8/15/19-8/15/21                            30,500       42,654
   (a)8.75%, 8/15/20                                      4,250        6,283
(a)U.S. Treasury Notes
   6.50%, 2/15/10                                        16,325       19,478
   7.875%, 11/15/04                                       6,500        7,173
U.S. Treasury Strips
   IO
   (a)5.26%, 2/15/20                                     12,775        5,320
   5.27%, 5/15/20                                        12,075        4,956
   5.32%, 2/15/21                                           500          196
   5.35%, 11/15/21                                        3,000        1,122
----------------------------------------------------------------------------
GROUP TOTAL                                                          108,501
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              25
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
UTILITIES (0.6%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                                     $     255   $      269
?Columbus Southern Power Co.
   6.60%, 3/1/33                                            105          110
Consolidated Natural Gas Co.
   6.25%, 11/1/11                                           355          392
Detroit Edison Co.
   6.125%, 10/1/10                                          100          111
Duke Energy Corp.
   4.50%, 4/1/10                                            175          177
Exelon Corp.
   6.75%, 5/1/11                                            225          253
Florida Power & Light Co.
   4.85%, 2/1/13                                            125          129
Ohio Power Co.
   6.60%, 2/15/33                                           105          110
Public Service Electricity & Gas Co.
   5.00%, 1/1/13                                            345          351
Wisconsin Energy Corp.
   6.20%, 4/1/33                                            130          131
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,033
----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $436,466)                                                     446,443
----------------------------------------------------------------------------
                                                       SHARES
                                                         ------
PREFERRED STOCK (0.2%)
----------------------------------------------------------------------------
MORTGAGE -- OTHER (0.2%)
?Home Ownership Funding Corp.
 13.331%, (Cost $613)                                     1,200          713
----------------------------------------------------------------------------

                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                         ------
SHORT-TERM INVESTMENTS (20.9%)
----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (1.8%)
Banco Bilbao Vizcaya Argentaria, NY,
   1.36%, 4/24/03                                     $     399   $      399
CC USA, Inc.,
   1.34%, 2/6/04                                            142          142
CDC IXIS,
   1.38%, 4/1/03                                            285          285
Credit Industriel Et Commercial, NY,
   1.27%, 4/24/03                                            57           57
   1.29%, 4/28/03                                           268          268
CS First Boston,
   1.38%, 4/1/03                                          2,852        2,852

                                                        FACE
                                                       AMOUNT       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
Dorada Finance, Inc.,
   1.34%, 2/5/04                                      $     142   $      142
General Electric Capital Corp.,
   1.40%, 7/17/03                                           200          200
UBS Warburg LLC,
   1.35%, 4/1/03                                          1,369        1,369
Wells of Grand Cayman,
   1.38%, 4/1/03                                            285          285
Westdeutsche Landesbank AG, NY,
   1.22%, 5/14/03                                           281          281
----------------------------------------------------------------------------
GROUP TOTAL                                                            6,280
----------------------------------------------------------------------------

                                                       SHARES
                                                         ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (0.4%)
AIM S.T. Investments Co.                              $ 199,611   $      200
Evergreen Select Money Market Fund                      199,611          200
Federated Prime Cash Obligations Fund                   199,611          200
Merrimac Cash Series Fund                               199,611          200
Merrill Lynch Premier Institutional Fund                199,611          200
One Group Institutional Prime Money Market Fund         142,580          142
Reserve Primary Money Market Fund                       142,580          142
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,284
----------------------------------------------------------------------------
                                                        FACE
                                                       AMOUNT
                                                        (000)
                                                         ------
DISCOUNT NOTES (15.2%)
Federal Home Loan Mortgage Corporation
   1.07%, 5/8/03                                      $  12,000       11,986
   1.20%, 4/14/03                                        15,050       15,043
Federal National Mortgage Association
   1.14%, 4/2/03                                         16,208       16,207
   1.19%, 4/28/03                                        10,000        9,991
----------------------------------------------------------------------------
GROUP TOTAL                                                           53,227
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.2%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03, due 4/1/03                      11,160       11,160
----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
++U.S. Treasury Bill
   1.10%, 7/17/03                                           900          897
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $72,848)                                                       72,848
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

26
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                        VALUE       VALUE
                                                        (000)       (000)
----------------------------------------------------------------------------
TOTAL INVESTMENTS (149.0%)
 (Cost $509,927)                                                  $  520,004
----------------------------------------------------------------------------
OTHER ASSETS (10.8%)
Receivable for Forward Commitments                    $  28,238
Receivable Due from Broker                                6,600
Interest Receivable                                       1,735
Receivable for Investments Sold                           1,206
Dividends Receivable                                         12
Other                                                         2       37,793
----------------------------------------------------------------------------
LIABILITIES (-59.8%)
Payable for Forward Commitments                        (193,020)
Collateral for Securities Loaned, at Value               (7,564)
Net Unrealized Depreciation on Swap Agreements           (6,325)
Payable for Investments Purchased                        (1,175)
Payable for Investment Advisory Fees                       (318)
Payable for Daily Variation Margin on Futures
 Contracts                                                 (279)
Bank Overdraft Payable                                     (138)
Payable for Administrative Fees                             (34)
Payable for Trustees' Fees and Expenses                      (9)
Payable for Custodian Fees                                   (5)
Payable for Distribution Fees -- Adviser Class               (2)
Other Liabilities                                           (27)   (208,896)
----------------------------------------------------------------------------
NET ASSETS (100%)                                                 $  348,901
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                  $  342,510
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              1,407
 Accumulated Net Realized Gain (Loss)                                  1,796
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                              10,077
   Futures                                                             (564)
   Swaps                                                             (6,325)
----------------------------------------------------------------------------
NET ASSETS                                                        $  348,901
----------------------------------------------------------------------------

                                                                       VALUE
                                                                       (000)
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                        $  337,442
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 29,993,874 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $    11.25
----------------------------------------------------------------------------
ADVISER CLASS
----------------------------------------------------------------------------
NET ASSETS                                                        $   11,459
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 1,023,033 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $    11.20
----------------------------------------------------------------------------

(a)   All or a portion of security on loan at March 31, 2003.
?     144A security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
??    Security is subject to delayed delivery.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2003. Maturity date disclosed is the ultimate maturity.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2003.
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2003.
IO    Interest Only
PAC   Planned Amortization Class
PO    Principal Only
TBA   Security is subject to delayed delivery.

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

                                                                              27
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                      NET
                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
                           CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
SHORT:
 Euro-Dollar
   Short Bond                     12   US$  2,966       Jun-03   $          (29)
 U.S. Treasury
   5 yr. Note                    468   US$ 53,118       Jun-03             (363)
 U.S. Treasury
   10 yr. Note                   183   US$ 21,022       Jun-03              (14)
 U.S. Treasury
   Long Bond                      24   US$  2,706       Jun-03              (30)
 Euro-Dollar
   Short Bond                     12   US$  2,964       Sep-03              (39)
 Euro-Dollar
   Short Bond                     12   US$  2,959       Dec-03              (44)
 Euro-Dollar
   Short Bond                     12   US$  2,951       Mar-04              (45)
                                                                 --------------
                                                                 $         (564)
                                                                 ==============

---------------
US$  -- U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

28
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
CASH RESERVES PORTFOLIO

                                                                         SEC
                                                             7-Day      7-Day
                           Six      One    Five     Ten    Effective   Current
                          Months   Year    Year    Year      Yield      Yield
------------------------------------------------------------------------------
Institutional Class (1)   0.60%    1.39%   4.18%   4.47%     1.22%      1.21%
------------------------------------------------------------------------------
Investment Class (2)      0.53%    1.24%      --      --     1.07%      1.06%
------------------------------------------------------------------------------
Lipper Money Market
 Average**                0.34%    0.86%   3.65%   4.00%
------------------------------------------------------------------------------
Salomon 1-Month Treasury
 Bill Index**             0.65%    1.52%   3.81%   4.13%
------------------------------------------------------------------------------

The SEC 7-day yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. You may obtain the Portfolio's current SEC 7-day yield by calling 1-800-354-8185.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower.

Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Lipper Money Market Average of money market funds and the Salomon 1-Month Treasury Bill Index, both unmanaged market indices.

(1) Represents an investment in the Institutional Class which commenced operations 8/29/90.

(2) Represents an investment in the Investment Class which commenced operations 8/16/99.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              29
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

CASH RESERVES PORTFOLIO
COMMERCIAL PAPER (34.1%)

                                                          FACE
                                                         AMOUNT     VALUE
                                                          (000)     (000)
---------------------------------------------------------------------------
BANKING (2.0%)
Northern Trust Co.
   1.21%, 4/22/03                                        $ 2,000   $  1,999
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (4.1%)
General Electric Capital Corp.
   1.12%, 4/9/03                                           2,000      1,999
   1.24%, 5/20/03                                          2,000      1,997
---------------------------------------------------------------------------
GROUP TOTAL                                                           3,996
---------------------------------------------------------------------------
FINANCE (13.2%)
American Honda Finance Corp.
   1.21%, 4/25/03                                          5,000      4,996
FCAR Owner Trust
   0.95%, 4/4/03                                           3,000      3,000
New Center Asset Trust
   1.17%, 4/17/03                                          5,000      4,997
---------------------------------------------------------------------------
GROUP TOTAL                                                          12,993
---------------------------------------------------------------------------
INTEGRATED OIL COMPANIES (2.0%)
BP America
   1.30%, 6/2/03                                           2,000      1,995
---------------------------------------------------------------------------
INTERNATIONAL BANKS (4.7%)
Barclays US Funding Corp.
   1.19%, 4/14/03                                          2,400      2,399
Westpac Capital Corp.
   1.09%, 4/7/03                                           2,215      2,214
---------------------------------------------------------------------------
GROUP TOTAL                                                           4,613
---------------------------------------------------------------------------
MAJOR BANKS (8.1%)
Standard Federal Bancorp
   1.26%, 4/1/03                                           5,000      5,000
US Bank N.A
   1.30%, 4/3/03                                           3,000      3,000
---------------------------------------------------------------------------
GROUP TOTAL                                                           8,000
---------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost $33,596)                                                      33,596
---------------------------------------------------------------------------

                                                          FACE
                                                         AMOUNT     VALUE
                                                          (000)     (000)
---------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (5.1%)
---------------------------------------------------------------------------
MAJOR BANKS (5.1%)
State Street Bank & Trust Co.
   1.27%, 4/16/03                                        $ 2,000   $  2,000
Wells Fargo Bank NA
   1.25%, 4/10/03                                          3,000      3,000
---------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $5,000)                                                        5,000
---------------------------------------------------------------------------
DISCOUNT NOTES (35.8%)
Federal Farm Credit Bank
   1.46%, 8/6/03                                           2,000      1,990
Federal Home Loan Bank
   1.11%, 4/11/03                                          5,000      4,998
   1.46%, 4/30/03                                          3,000      2,996
Federal Home Loan Mortgage Corporation
   1.09%, 4/15/03                                         10,000      9,996
Federal National Mortgage Association
   1.26%, 4/4/03                                           1,330      1,330
   1.63%, 4/23/03                                          5,000      4,995
   2.06%, 5/2/03                                           2,000      1,996
   1.24%, 5/7/03                                           5,000      4,994
   1.21%, 5/14/03                                          2,006      2,003
---------------------------------------------------------------------------
TOTAL DISCOUNT NOTES (COST $35,298)                                  35,298
---------------------------------------------------------------------------
REPURCHASE AGREEMENT (25.0%)
**UBS Warburg, 1.36%, dated 3/31/03, due 4/1/03
 (Cost $24,700)                                           24,700     24,700
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Statement of Net Assets

CASH RESERVES PORTFOLIO

30
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                           VALUE      VALUE
                                                           (000)      (000)
---------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
 (Cost $98,594)                                                    $ 98,594
---------------------------------------------------------------------------
OTHER ASSETS (0.2%)
Cash                                                     $   168
Interest Receivable                                           31
Other                                                          1        200
---------------------------------------------------------------------------
LIABILITIES (-0.2%)
Dividends Payable                                            (91)
Payable for Investment Advisory Fees                         (45)
Payable for Administrative Fees                              (15)
Payable for Trustees' Fees and Expenses                       (6)
Payable for Custodian Fees                                    (3)
Payable for Shareholder Servicing Fees -- Investment
 Class                                                        (1)
Other Liabilities                                            (17)     (178)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                  $ 98,616
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                   $ 98,608
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                                12
 Accumulated Net Realized Gain (Loss)                                   (4)
---------------------------------------------------------------------------
NET ASSETS                                                         $ 98,616
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                         $ 89,844
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 89,834,093 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $   1.00
---------------------------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------------------------
NET ASSETS                                                         $  8,772
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 8,772,676 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                  $   1.00
---------------------------------------------------------------------------

** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    The accompanying notes are an integral part of the financial statements.

                                                                              31
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

HIGH YIELD PORTFOLIO

The High Yield Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in high yield securities (commonly referred to as "junk bonds"). The Portfolio also may invest in investment grade fixed income securities, including U.S. Government, corporate and mortgage securities. The Portfolio may invest to a limited extent in foreign fixed income securities, including emerging market securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
HIGH YIELD PORTFOLIO

                                       Six      One      Five     Ten
                                      Months    Year     Year    Year
--------------------------------------------------------------------------
Institutional Class (1)               14.38%   (1.40%)  (3.12%)  4.64%
--------------------------------------------------------------------------
Investment Class (2)                  14.54%   (1.56%)  (3.25%)     --
--------------------------------------------------------------------------
Adviser Class (3)                     14.40%   (1.33%)  (3.30%)     --
--------------------------------------------------------------------------
CS First Boston High Yield Index**    13.23%    7.52%    2.20%   6.51%
--------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the CS First Boston High Yield Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 2/28/89.

(2) Represents an investment in the Investment Class which commenced operations 5/21/96.

(3) Represents an investment in the Adviser Class which commenced operations 1/31/97.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

32
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

HIGH YIELD PORTFOLIO
FIXED INCOME SECURITIES (87.4%)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
AEROSPACE (0.2%)
a(a)Air Canada
   10.25%, 3/15/11                                 $    3,405   $        817
----------------------------------------------------------------------------
BROADCASTING (3.0%)
Interep National Radio Sales, Inc.
   10.00%, 7/1/08                                       2,545          1,899
(a)Nextmedia Operating, Inc.
   10.75%, 7/1/11                                       2,315          2,518
(a)Salem Communications Holding Corp.
   9.00%, 7/1/11                                        2,540          2,661
(a)TV Azteca S.A. de C.V.
   10.50%, 2/15/07                                      3,425          3,082
----------------------------------------------------------------------------
GROUP TOTAL                                                           10,160
----------------------------------------------------------------------------
CABLE (5.5%)
#Avalon Cable LLC
   0.00%, 12/1/08                                         410            289
(a)British Sky Broadcasting Group plc
   6.875%, 2/23/09                                      2,000          2,140
a(a)Callahan Nordrhein-Westfalen
   14.00%, 7/15/10                                     14,045            702
Charter Communications Holdings LLC
   #0.00%, 1/15/11                                      2,400            720
   #0.00%, 5/15/11                                      1,500            458
   (a)10.25%, 1/15/10                                   2,175            962
CSC Holdings, Inc.
   7.25%, 7/15/08                                         400            394
   (a)8.125%, 7/15/09                                     800            818
   9.875%, 2/15/13                                        700            732
   10.50%, 5/15/16                                        495            541
(a)?DirecTV Holdings LLC
   8.375%, 3/15/13                                      2,295          2,530
(a)Echostar DBS Corp.
   9.125%, 1/15/09                                      3,000          3,277
   9.375%, 2/1/09                                         765            815
Pegasus Communications Corp.
   9.75%, 12/1/06                                       1,050            798
   (a)12.50%, 8/1/07                                      475            371
#Renaissance Media Group LLC
   0.00%, 4/15/08                                         195            172
Satelites Mexicanos S.A. de C.V.
   10.125%, 11/1/04                                     3,920          1,803
#Telewest Communications plc
   0.00%, 4/15/09                                  GBP  4,865          1,194
----------------------------------------------------------------------------
GROUP TOTAL                                                           18,716
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
CHEMICALS (6.0%)
Acetex Corp.
   10.875%, 8/1/09                                 $    1,935   $      2,095
Avecia Group plc
   11.00%, 7/1/09                                       1,475          1,254
Equistar Chemicals LP/Equistar Funding Corp.
   10.125%, 9/1/08                                      2,070          1,997
?FMC Corp.
   10.25%, 11/1/09                                      1,100          1,210
Huntsman ICI Chemicals LLC
   10.125%, 7/1/09                                 EUR  2,230          2,099
   (a)10.125%, 7/1/09                              $    1,230          1,165
ISP Holdings, Inc.
   10.625%, 12/15/09                                    2,400          2,352
(a)Lyondell Chemical Co.
   9.50%, 12/15/08                                        720            698
   9.625%, 5/1/07                                       1,650          1,650
Messer Greisheim GmbH
   10.375%, 6/1/11                                 EUR  2,670          3,151
Millennium America, Inc.
   (a)7.00%, 11/15/06                              $    1,040          1,027
   9.25%, 6/15/08                                       1,560          1,685
----------------------------------------------------------------------------
GROUP TOTAL                                                           20,383
----------------------------------------------------------------------------
ENERGY (8.3%)
(a)BRL Universal Equipment LP
   8.875%, 2/15/08                                      2,235          2,392
Chesapeake Energy Corp.
   8.125%, 4/1/11                                       3,545          3,740
?Citgo Petroleum Corp.
   11.375%, 2/1/11                                        815            854
?El Paso Energy Partners LP
   8.50%, 6/1/10                                          470            479
   (a)10.625%, 12/1/12                                  2,440          2,696
(a)Hanover Equipment Trust
   8.50%, 9/1/08                                        2,745          2,690
##Husky Oil Ltd.
   8.90%, 8/15/28                                       2,595          2,917
(a)Magnum Hunter Resources, Inc.
   9.60%, 3/15/12                                       1,160          1,244
Pemex Project Funding Master Trust
   9.125%, 10/13/10                                     2,500          2,906
Stone Energy Corp.
   8.25%, 12/15/11                                      1,525          1,578
Tesoro Petroleum Corp.
   (a)9.00%, 7/1/08                                     1,210          1,035
   9.625%, 4/1/12                                       2,060          1,761

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

                                                                              33
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
ENERGY (CONT'D)
(a)Vintage Petroleum, Inc.
   8.625%, 2/1/09                                  $    3,195   $      3,291
Westport Resources Corp.
   8.25%, 11/1/11                                         515            550
----------------------------------------------------------------------------
GROUP TOTAL                                                           28,133
----------------------------------------------------------------------------
FINANCIAL (2.1%)
Aetna, Inc.
   7.875%, 3/1/11                                       2,000          2,326
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                                       1,265          1,552
Health Net, Inc.
   8.375%, 4/15/11                                      1,025          1,198
iStar Financial, Inc.
   8.75%, 8/15/08                                       1,988          2,134
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,210
----------------------------------------------------------------------------
FOOD & DRUG (1.9%)
(a)Ahold Finance USA, Inc.
   8.25%, 7/15/10                                       1,905          1,610
?CA FM Lease Trust
   8.50%, 7/15/17                                       2,095          2,308
(a)Delhaize America, Inc.
   8.125%, 4/15/11                                      2,430          2,466
----------------------------------------------------------------------------
GROUP TOTAL                                                            6,384
----------------------------------------------------------------------------
FOOD & TOBACCO (1.8%)
Michael Foods, Inc.
   11.75%, 4/1/11                                       1,700          1,904
(a)Pilgrim's Pride Corp.
   9.625%, 9/15/11                                        930            902
(a)Smithfield Foods, Inc.
   7.625%, 2/15/08                                      3,342          3,309
----------------------------------------------------------------------------
GROUP TOTAL                                                            6,115
----------------------------------------------------------------------------
FOREST PRODUCTS (7.3%)
?Georgia Pacific Corp.
   8.875%, 2/1/10                                       3,245          3,367
aIndah Kiat Finance Mauritius
   10.00%, 7/1/07                                       1,970            552
MDP Aquisitions plc
   10.125%, 10/1/12                                EUR  2,350          2,619
Norampac, Inc.
   9.50%, 2/1/08                                   $    2,365          2,483
?Owens-Brockway, Inc.
   8.75%, 11/15/12                                      1,850          1,903

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
(a)Owens-Illinois, Inc.
   7.50%, 5/15/10                                  $    2,300   $      2,127
(a)Pacifica Papers, Inc.
   10.00%, 3/15/09                                      2,375          2,464
aPindo Deli Finance Mauritius
   10.75%, 10/1/07                                      3,325            665
(a)Pliant Corp.
   13.00%, 6/1/10                                       2,510          2,284
Riverwood International Corp.
   10.625%, 8/1/07                                      1,970          2,059
Tekni-plex, Inc.
   ?12.75%, 6/15/10                                     1,210          1,101
   (a)12.75%, 6/15/10                                     670            610
Tembec Industries, Inc.
   8.50%, 2/1/11                                        2,490          2,549
----------------------------------------------------------------------------
GROUP TOTAL                                                           24,783
----------------------------------------------------------------------------
GAMING & LEISURE (7.5%)
Harrah's Operating Co., Inc.
   7.875%, 12/15/05                                     1,425          1,525
   8.00%, 2/1/11                                        1,525          1,755
(a)Hilton Hotels Corp.
   7.625%, 12/1/12                                        105            105
   7.95%, 4/15/07                                       3,000          3,090
(a)HMH Properties, Inc.
   7.875%, 8/1/05                                       2,150          2,107
   8.45%, 12/1/08                                       1,100          1,061
(a)Horseshoe Gaming Holding Corp.
   8.625%, 5/15/09                                      3,010          3,175
International Game Technology
   8.375%, 5/15/09                                      1,334          1,591
(a)Park Place Entertainment Corp.
   8.50%, 11/15/06                                      1,465          1,553
Prime Hospitality Corp.
   8.375%, 5/1/12                                       1,775          1,571
(a)?##Starwood Hotels & Resorts Worldwide, Inc.
   8.375%, 5/1/12                                       3,570          3,557
Station Casinos, Inc.
   (a)8.875%, 12/1/08                                   2,205          2,310
   9.875%, 7/1/10                                         500            549
(a)Venetian Casino Resort LLC
   11.00%, 6/15/10                                      1,560          1,632
----------------------------------------------------------------------------
GROUP TOTAL                                                           25,581
----------------------------------------------------------------------------
HEALTH CARE (5.4%)
(a)AmerisourceBergen Corp.
   8.125%, 9/1/08                                       2,220          2,398

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

34
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
HEALTH CARE (CONT'D)
Fisher Scientific International, Inc.
   7.125%, 12/15/05                                $    2,050   $      2,101
   ?8.125%, 5/1/12                                        500            532
(a)Fresenius Medical Care Capital Trust II
   7.875%, 2/1/08                                       2,580          2,664
HCA, Inc.
   6.91%, 6/15/05                                         255            270
   (a)7.69%, 6/15/25                                    3,150          3,291
aHealthSouth Corp.
   7.375%, 10/1/06                                        460            212
   7.625%, 6/1/12                                       1,385            637
Manor Care, Inc.
   7.50%, 6/15/06                                         200            207
   8.00%, 3/1/08                                          690            724
Omnicare, Inc.
   8.125%, 3/15/11                                      2,015          2,166
Tenet Healthcare Corp.
   6.50%, 6/1/12                                        2,005          1,925
   7.375%, 2/1/13                                       1,055          1,060
----------------------------------------------------------------------------
GROUP TOTAL                                                           18,187
----------------------------------------------------------------------------
HOUSING (4.4%)
(a)CB Richard Ellis, Inc.
   11.25%, 6/15/11                                      2,680          2,506
KB Home
   7.75%, 2/1/10                                        1,795          1,831
Louisiana-Pacific Corp.
   8.875%, 8/15/10                                      1,450          1,615
?Meritage Corp.
   9.75%, 6/1/11                                          700            738
Nortek Holdings, Inc.
   9.25%, 3/15/07                                         475            489
Schuler Homes, Inc.
   9.375%, 7/15/09                                      1,745          1,880
Technical Olympic USA, Inc.
   9.00%, 7/1/10                                          780            772
   (a)?9.00%, 7/1/10                                      500            495
   (a)10.375%, 7/1/12                                   2,015          1,975
Toll Corp.
   8.25%, 2/1/11                                        2,625          2,743
----------------------------------------------------------------------------
GROUP TOTAL                                                           15,044
----------------------------------------------------------------------------
INFORMATION TECHNOLOGY (2.3%)
(a)Fairchild Semiconductor International Corp.
   10.50%, 2/1/09                                       1,770          1,983

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
(a)Flextronics International Ltd.
   8.75%, 10/15/07                                 $      710   $        743
   9.875%, 7/1/10                                       1,180          1,308
Iron Mountain, Inc.
   7.75%, 1/15/15                                       1,470          1,536
   8.625%, 4/1/13                                         650            702
Solectron Corp.
   Zero Coupon, 11/20/20                                3,115          1,686
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,958
----------------------------------------------------------------------------
MANUFACTURING (5.5%)
ABB Finance, Inc.
   6.75%, 6/3/04                                   EUR    295            269
   9.50%, 1/15/08                                       1,425          1,281
(a)?Brand Services, Inc.
   12.00%, 10/15/12                                $    1,160          1,266
Eagle -- Picher Industries, Inc.
   9.375%, 3/1/08                                       1,355          1,104
(a)Flowserve Corp.
   12.25%, 8/15/10                                      2,267          2,516
Johnsondiversey, Inc.
   9.625%, 5/15/12                                 EUR    595            663
   (a)9.625%, 5/15/12                              $    2,010          2,161
Manitowoc Co., Inc. (The)
   10.375%, 5/15/11                                EUR  2,705          2,837
(a)NMHG Holding Co.
   10.00%, 5/15/09                                 $    1,455          1,550
Trimas Corp.
   9.875%, 6/15/12                                      2,710          2,737
(a)Tyco International Group S.A.
   6.75%, 2/15/11                                       2,585          2,469
----------------------------------------------------------------------------
GROUP TOTAL                                                           18,853
----------------------------------------------------------------------------
MEDIA -- DIVERSIFIED (5.4%)
Alliance Atlantis Communications, Inc.
   13.00%, 12/15/09                                     2,730          3,064
?Hollinger Participation Trust PIK
   12.125%, 11/15/10                                    3,282          3,290
?Houghton Mifflin Co.
   8.25%, 2/1/11                                          950          1,016
   (a)9.875%, 2/1/13                                      660            713
(a)Mail Well I Corp.
   9.625%, 3/15/12                                      1,565          1,522
Muzak Finance Corp.
   9.875%, 3/15/09                                      2,955          2,549
?PEI Holdings, Inc.
   11.00%, 3/15/10                                        855            896

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

                                                                              35
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
MEDIA -- DIVERSIFIED (CONT'D)
(a)Primedia, Inc.
   8.875%, 5/15/11                                 $    1,945   $      1,960
(a)?R.H. Donnelley Finance Corp. I
   10.875%, 12/15/12                                    1,390          1,588
(a)Six Flags,
   8.875%, 2/1/10                                       1,840          1,697
----------------------------------------------------------------------------
GROUP TOTAL                                                           18,295
----------------------------------------------------------------------------
METALS (2.8%)
++Glencore Nickel Property Ltd.
   9.00%, 12/1/14                                       4,140             83
++Murrin Murrin Holdings Property Ltd.
   9.375%, 8/31/07                                      2,485             50
aNational Steel Corp.
   9.875%, 3/1/09                                       3,974          2,742
(a)Oregon Steel Mills, Inc.
   10.00%, 7/15/09                                      1,525          1,454
(a)Phelps Dodge Corp.
   8.75%, 6/1/11                                        2,280          2,492
++Republic Engineered Products LLC
   10.00%, 8/16/09                                      1,163            233
++*Republic Technologies International LLC
   13.75%, 7/15/09                                      6,180             62
(a)Ucar Financial, Inc.
   10.25%, 2/15/12                                      2,665          2,372
----------------------------------------------------------------------------
GROUP TOTAL                                                            9,488
----------------------------------------------------------------------------
RETAIL (1.1%)
(a)Gap, Inc. (The)
   6.90%, 9/15/07                                         705            728
   #10.55%, 12/15/08                                    1,090          1,253
Penney (JC) Co., Inc.
   6.875%, 10/15/15                                       340            313
   (a)7.60%, 4/1/07                                       350            359
   8.00%, 3/1/10                                          470            486
   9.00%, 8/1/12                                          720            767
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,906
----------------------------------------------------------------------------
SERVICES (1.1%)
(a)Allied Waste of North America
   8.875%, 4/1/08                                       2,850          3,017
   10.00%, 8/1/09                                         525            545
aEncompass Services Corp.
   10.50%, 5/1/09                                       2,615             52
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,614
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (0.9%)
Republic of Brazil
   8.00%, 4/15/14                                  $    2,494   $      1,982
Republic of Colombia
   9.75%, 4/23/09                                         895            931
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,913
----------------------------------------------------------------------------
TELECOMMUNICATIONS (2.4%)
++a@Esprit Telecom Group plc
   10.875%, 6/15/08                                       965             --
   11.00%, 6/15/08                                 DEM  2,608             --
   11.50%, 12/15/07                                     1,669             --
   11.50%, 12/15/07                                $      600             --
++aExodus Communications, Inc.
   11.625%, 7/15/10                                     4,333            260
aFocal Communications Corp.
   #0.00%, 2/15/08                                      5,075            279
   (a)11.875%, 1/15/10                                  8,915            490
aGlobal Crossing Holdings Ltd.
   8.70%, 8/1/07                                       15,660            450
   9.50%, 11/15/09                                      6,845            197
   9.625%, 5/15/08                                        530             15
Globix Corp.
   11.00%, 5/1/08                                         730            518
   ++@12.50%, 2/1/10                                   13,805             --
a@KPNQwest PIK
   10.00%, 10/3/12                                 EUR      1             --
++#Maxcom Telecomunicaciones S.A. de C.V.
   0.00%, 3/1/07                                   $    5,460            328
Primus Telecommunications Group, Inc.
   11.25%, 1/15/09                                      1,760          1,355
aPSINet, Inc.
   10.00%, 2/15/05                                      6,793            391
   11.00%, 8/1/09                                       5,185            298
(a)#RCN Corp.
   9.80%, 2/15/08                                       4,935          1,357
++a@Rhythms NetConnections, Inc.
   12.75%, 4/15/09                                        437             --
   #13.50%, 5/15/08                                    12,959             --
   14.00%, 2/15/10                                     11,601             --
++Viatel, Inc.
   )12.40%, 4/15/08                                DEM  4,987              8
   @12.50%, 4/15/08                                $   15,025             --
aWorldCom, Inc. -- WorldCom Group
   (a)6.95%, 8/15/08                                      280             75
   (a)7.50%, 5/15/11                                    1,535            411
   8.25%, 5/15/31                                       6,425          1,719

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

36
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
TELECOMMUNICATIONS (CONT'D)
++@XO Communications, Inc.
   #9.45%, 4/15/08                                 $    9,325   $         --
   10.75%, 11/15/08                                     5,175             --
   (a)10.75%, 6/1/09                                    2,500             --
   12.125%, 12/1/09                                     4,765             --
   12.25%, 6/1/09                                       2,565             --
----------------------------------------------------------------------------
GROUP TOTAL                                                            8,151
----------------------------------------------------------------------------
TRANSPORTATION (4.1%)
ArvinMeritor, Inc.
   8.75%, 3/1/12                                        1,040          1,061
AutoNation, Inc.
   9.00%, 8/1/08                                        2,065          2,179
(a)Collins & Aikman Products Corp.
   10.75%, 12/31/11                                     1,770          1,709
(a)Intermet Corp.
   9.75%, 6/15/09                                       1,730          1,609
(a)Lear Corp.
   8.11%, 5/15/09                                       1,360          1,472
Metaldyne Corp.
   11.00%, 6/15/12                                      2,365          1,862
?Overseas Shipholding Group, Inc.
   8.25%, 3/15/13                                       1,155          1,151
Sonic Automotive, Inc.
   11.00%, 8/1/08                                         660            705
(a)?TRW Automotive, Inc.
   9.375%, 2/15/13                                      2,105          2,105
----------------------------------------------------------------------------
GROUP TOTAL                                                           13,853
----------------------------------------------------------------------------
UTILITIES (4.4%)
AES Corp. (The)
   8.875%, 2/15/11                                        665            545
   9.375%, 9/15/10                                      1,680          1,411
Allegheny Energy, Inc.
   7.75%, 8/1/05                                          780            761
(a)Calpine Corp.
   8.50%, 2/15/11                                       2,525          1,414
CMS Energy Corp.
   7.50%, 1/15/09                                         280            235
   8.50%, 4/15/11                                       1,635          1,390
(a)Dynegy Holdings, Inc.
   6.875%, 4/1/11                                       2,690          1,708
Monongahela Power Co.
   5.00%, 10/1/06                                       1,855          1,799
?Northwest Pipeline Corp.
   8.125%, 3/1/10                                         390            408

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
(a)PSEG Energy Holdings, Inc.
   8.625%, 2/15/08                                 $    1,425   $      1,471
**?Southern Natural Gas Co.
   8.875%, 3/15/10                                        775            818
Transcontinental Gas Pipe Line Corp.
   8.875%, 7/15/12                                        710            753
Williams Cos, Inc.
   7.875%, 9/1/21                                       1,440          1,145
   9.25%, 3/15/04                                       1,130          1,110
----------------------------------------------------------------------------
GROUP TOTAL                                                           14,968
----------------------------------------------------------------------------
WIRELESS (4.0%)
American Cellular Corp.
   9.50%, 10/15/09                                      3,630            889
American Tower Corp.
   6.25%, 10/15/09                                      2,940          2,407
(a)Centennial Cellular Corp.
   10.75%, 12/15/08                                       720            508
(a)Dobson/Sygnet Communications Co.
   12.25%, 12/15/08                                       925            879
Nextel Communications, Inc.
   9.375%, 11/15/09                                       850            893
   (a)10.65%, 9/15/07                                   2,445          2,549
PTC International Finance II S.A.
   11.25%, 12/1/09                                 EUR  1,325          1,605
SBA Communications Corp.
   10.25%, 2/1/09                                  $      725            518
   (a)#12.00%, 3/1/08                                   2,635          2,029
(a)Triton PCS, Inc.
   8.75%, 11/15/11                                      1,515          1,280
----------------------------------------------------------------------------
GROUP TOTAL                                                           13,557
----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $422,083)                                                     297,069
----------------------------------------------------------------------------

                                                       SHARES
                                                       ------
CONVERTIBLE PREFERRED STOCKS (0.4%)
----------------------------------------------------------------------------
BROADCASTING (0.3%)
?Paxson Communications Corp.
   PIK 9.75%                                              220          1,098
----------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
McLeodUSA, Inc.
   2.50%                                               60,555            169

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

                                                                              37
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                       VALUE
                                                       SHARES          (000)
----------------------------------------------------------------------------
TELECOMMUNICATIONS (CONT'D)
Song Networks Holding AB
   0.00%                                               41,918   $         30
----------------------------------------------------------------------------
GROUP TOTAL                                                              199
----------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $11,063)                                                        1,297
----------------------------------------------------------------------------
COMMON STOCKS (0.9%)
----------------------------------------------------------------------------
TELECOMMUNICATIONS (0.6%)
Globix Corp.                                          313,419            783
*Song Networks Holding AB                             387,146          1,096
++Song Networks Holding AB ADR                        125,452              2
*Viatel Holding Bermuda Ltd.                           50,852             75
*XO Communications, Inc.                               20,564             81
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,037
----------------------------------------------------------------------------
WIRELESS (0.3%)
*Motient Corp.                                        348,002            948
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $5,102)                                                         2,985
----------------------------------------------------------------------------
PREFERRED STOCKS (2.6%)
----------------------------------------------------------------------------
BROADCASTING (0.3%)
*Paxson Communications Corp.
   PIK 13.25%                                             133          1,027
----------------------------------------------------------------------------
TELECOMMUNICATIONS (0.3%)
Broadwing Communications, Inc.
   12.50%                                               8,729            786
Intermedia Communications, Inc.
   PIK 13.50%                                           1,613            234
++Maxcom Telecomunicaciones S.A. de C.V., Series:
   A                                                  875,160              9
   N1                                               1,128,702             11
   @B1                                                 53,942             --
++*XO Communications, Inc.
   @13.50%                                             10,461             --
   14.00%                                              85,903              1
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,041
----------------------------------------------------------------------------

                                                                       VALUE
                                                       SHARES          (000)
----------------------------------------------------------------------------
UTILITIES (1.0%)
*TNP Enterprises, Inc.
   PIK 14.50%                                           4,082   $      3,265
----------------------------------------------------------------------------
WIRELESS (1.0%)
@*Crown Castle International Corp.,
   PIK 12.75%                                               1             --
Dobson Communications Corp.
   PIK 13.00%                                           2,328          1,839
(a)Nextel Communications, Inc.
   PIK 13.00%                                           1,560          1,654
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,493
----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
 (Cost $22,870)                                                        8,826
----------------------------------------------------------------------------
                                                       NO. OF
                                                     WARRANTS
                                                     --------
WARRANTS (0.0%)
----------------------------------------------------------------------------
BROADCASTING (0.0%)
*?Paxson Communications Corp., expiring 6/30/03        44,320              2
@*XM Satellite Radio Holdings, Inc., expiring
 3/15/10                                                5,785             --
----------------------------------------------------------------------------
GROUP TOTAL                                                                2
----------------------------------------------------------------------------
METALS (0.0%)
*?Republic Technologies International LLC,
 expiring 7/15/09                                      61,800              1
----------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
++*Maxcom Telecomunicaciones S.A. de C.V.,
 expiring 4/1/07                                       86,500              1
*McLeodUSA, Inc., expiring 4/16/07                    134,187             23
----------------------------------------------------------------------------
GROUP TOTAL                                                               24
----------------------------------------------------------------------------
UTILITIES (0.0%)
*?SW Acquisition LP, expiring 4/1/11                    8,020            160
----------------------------------------------------------------------------
WIRELESS (0.0%)
*?Occidente y Caribe Celular, expiring 3/15/04        788,700              8
----------------------------------------------------------------------------
TOTAL WARRANTS
 (Cost $348)                                                             195
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

38
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                FACE
                                               AMOUNT        VALUE
                                               (000)         (000)
-------------------------------------------------------------------
SHORT-TERM INVESTMENTS (29.9%)
-------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES
 (18.4%)
Banco Bilbao Vizcaya Argentaria, NY, 1.36%,
 4/24/03                                     $    3,978  $   3,978
CC USA, Inc., 1.34%, 2/6/04                       1,421      1,421
CDC IXIS, 1.38%, 4/1/03                           2,841      2,841
Credit Industriel Et Commercial, NY, 1.29%,
 4/28/03                                          2,671      2,671
Credit Industriel Et Commercial, NY, 1.27%,
 4/24/03                                            569        569
CS First Boston, 1.38%, 4/1/03                   28,416     28,416
Dorada Finance, Inc., 1.34%, 2/5/04               1,421      1,421
General Electric Capital Corp., 1.40%,
 7/17/03                                          1,989      1,989
UBS Warburg LLC, 1.35%, 4/1/03                   13,642     13,642
Wells of Grand Cayman, 1.38%, 4/1/03              2,841      2,841
Westdeutsche Landesbank AG, NY, 1.22%,
 5/14/03                                          2,798      2,798
-------------------------------------------------------------------
GROUP TOTAL                                                 62,587
-------------------------------------------------------------------

                                                     SHARES
                                                       ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (3.8%)
AIM S.T. Investments Co.                           $1,989,129   $      1,989
Evergreen Select Money Market Fund                  1,989,129          1,989
Federated Prime Cash Obligations Fund               1,989,129          1,989
Merrimac Cash Series Fund                           1,989,129          1,989
Merrill Lynch Premier Insitutional Fund             1,989,129          1,989
One Group Institutional Prime Money Market Fund     1,420,807          1,421
Reserve Primary Money Market Fund                   1,420,807          1,421
----------------------------------------------------------------------------
GROUP TOTAL                                                           12,787
----------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                       ------
REPURCHASE AGREEMENT (7.4%)
**J.P. Morgan Securities, Inc., 1.25%, dated
 3/31/03, due 4/1/03                               $   25,373         25,373
----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
++U.S. Treasury Bill
   1.10%, 7/17/03                                       1,000            997
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $101,744)                                                     101,744
----------------------------------------------------------------------------
                                                        VALUE          VALUE
                                                        (000)          (000)
----------------------------------------------------------------------------
TOTAL INVESTMENTS (121.2%)
 (Cost $563,210)                                                $    412,116
----------------------------------------------------------------------------
OTHER ASSETS (2.6%)
Cash                                               $    1,091
Interest Receivable                                     6,857
Receivable for Portfolio Shares Sold                      500
Receivable for Investments Sold                           409
Other                                                       5          8,862
----------------------------------------------------------------------------
LIABILITIES (-23.8%)
Collateral for Securities Loaned, at Value            (75,374)
Payable for Investments Purchased                      (4,455)
Payable for Investment Advisory Fees                     (368)
Net Unrealized Depreciation on Forward Foreign
 Currency Contracts                                      (346)
Payable for Daily Variation Margin on Futures
 Contracts                                               (246)
Payable for Trustees' Fees and Expenses                   (49)
Payable for Administrative Fees                           (41)
Payable for Custodian Fees                                 (7)
Payable for Distribution Fees -- Adviser Class             (2)
Other Liabilities                                         (58)      (80,946)
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $    340,032
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $    921,436
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              4,370
 Accumulated Net Realized Gain (Loss)                              (434,274)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                           (151,094)
   Foreign Currency Translations                                       (336)
   Futures                                                              (70)
----------------------------------------------------------------------------
NET ASSETS                                                      $    340,032
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

                                                                              39
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                       VALUE
                                                                       (000)
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $    325,230
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 67,162,098 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $       4.84
----------------------------------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $      2,577
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 531,347 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $       4.85
----------------------------------------------------------------------------
ADVISER CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $     12,225
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 2,522,378 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $       4.85
----------------------------------------------------------------------------

(a)   All or portion of security on loan at March 31, 2003.
*     Non-income producing security.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
a     Security is in default.
# Step Bond-Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2003. Maturity date disclosed is the ultimate maturity.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2003.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
++    Security is fair valued.
@     Value is less than $500.
ADR   American Depositary Receipt
DEM   German Mark
EUR   Euro
GBP   British Pound
PIK   Payment-in-Kind Security.

---------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio had the following forward foreign currency contract(s) open at period end:

                                                       NET
                 IN                                 UNREALIZED
CURRENCY TO   EXCHANGE                             APPRECIATION
  DELIVER       FOR      SETTLEMENT     VALUE     (DEPRECIATION)
   (000)       (000)        DATE        (000)         (000)
----------------------------------------------------------------
PURCHASES:
US$     92   EUR     86      4/1/03   US$    94   $            2
US$  4,180   EUR  3,905     4/24/03   US$ 4,263               83
                                                  --------------
                                                  $           85
                                                  --------------
    SALES:
EUR 16,420   US$ 17,510     4/24/03   US$17,927   $         (417)
GBP    596   US$    958     4/22/03   US$   942               16
SEK 10,000   US$  1,148     6/19/03   US$ 1,178              (30)
                                                  --------------
                                                  $         (431)
                                                  --------------
                                                  $         (346)
                                                  ==============

---------------
SEK -- Swedish Krona
US$ -- U.S. Dollar

---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at period end:

                                                                      NET
                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
                           CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
LONG:
   U.S. Treasury
     5 yr. Note                  122    US$13,847       Jun-03   $          106
                                                                 --------------
SHORT:
   U.S. Treasury
     10 yr. Note                 265    US$30,442       Jun-03   $         (132)
   U.S. Treasury
     Long Bond                    52     US$5,863       Jun-03              (44)
                                                                 --------------
                                                                 $         (176)
                                                                 --------------
                                                                 $          (70)
                                                                 ==============

    The accompanying notes are an integral part of the financial statements.

40
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

INTERMEDIATE DURATION PORTFOLIO

The Intermediate Duration Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in a diversified mix of U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio also may invest, to a limited extent, in non-dollar denominated securities. The Portfolio seeks value in the fixed income market with only a moderate sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration between two and five years although there is no minimum or maximum maturity for any individual security. The Portfolio may invest over 50% of its assets in mortgage securities. The Adviser may use futures, swaps, and other derivatives to manage the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
INTERMEDIATE DURATION PORTFOLIO

                                       Six      One     Five      Since
                                      Months    Year    Year    Inception
-----------------------------------------------------------------------------
Institutional Class (1)               2.25%     9.91%   6.95%     7.65%
-----------------------------------------------------------------------------
Investment Class (2)                  2.15%     9.83%      --     8.42%
-----------------------------------------------------------------------------
Lehman Intermediate Gov't/Credit
 Index**                              3.23%    11.74%   7.47%     7.76%
-----------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Lehman Intermediate Government/Credit Index, an unmanaged market index. Index since inception performance is from 10/3/94.

(1) Represents an investment in the Institutional Class. The Intermediate Duration Portfolio commenced operations on 10/3/94.

(2) Represents an investment in the Investment Class which commenced operations 8/16/99.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              41
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

INTERMEDIATE DURATION PORTFOLIO
FIXED INCOME SECURITIES (88.7%)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (0.9%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 3/20/25-1/20/28                         $      638   $        657
   5.625%, 11/20/25-11/20/27                              332            341
   5.75%, 7/20/25-9/20/27                                 229            235
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,233
----------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (36.3%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   11.00%, 7/1/13                                          27             30
 Gold Pools:
   7.00%, 6/1/28-6/1/32                                   981          1,033
   7.50%, 5/1/30-6/1/32                                 1,366          1,458
   8.00%, 6/1/30-9/1/31                                 2,778          2,995
   8.50%, 7/1/30-7/1/31                                   862            926
   9.50%, 12/1/22                                          85             94
   10.00%, 6/1/17                                          83             93
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 8/1/29-3/1/32                                10,155         10,824
   8.00%, 10/1/30-9/1/31                                2,275          2,461
   8.50%, 8/1/30                                           54             58
   9.50%, 12/1/17-12/1/21                               1,327          1,469
   10.00%, 7/1/18-5/1/22                                   50             55
 ??April TBA
   6.50%, 4/1/33                                       15,500         16,164
   7.00%, 4/1/33                                        3,350          3,530
   7.50%, 4/1/33                                        1,000          1,065
 ??May TBA
   6.50%, 5/1/33                                        4,850          5,053
   7.00%, 5/1/33                                        2,500          2,634
Government National Mortgage Association,
 Various Pools:
   9.50%, 11/15/16-12/15/21                               668            749
   10.00%, 1/15/16-3/15/25                                940          1,055
   10.50%, 3/15/16-2/15/18                                116            131
   11.00%, 3/15/10-6/15/20                                397            457
   11.50%, 6/15/13                                         22             25
   12.00%, 12/15/12-5/15/14                                23             27
   12.50%, 12/15/10                                        11             14
----------------------------------------------------------------------------
GROUP TOTAL                                                           52,400
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
ASSET BACKED CORPORATES (17.3%)
Associates Automobile Receivables Trust
   7.30%, 1/15/04                                  $      159   $        160
Bank One Issuance Trust
   2.94%, 6/16/08                                         900            918
BMW Vehicle Owner Trust
   4.46%, 5/25/07                                         750            792
Capital Auto Receivables Asset Trust
   4.50%, 10/15/07                                        850            893
Chase Credit Card Master Trust
   5.50%, 11/17/08                                        595            649
Chase Manhattan Auto Owner Trust
   4.21%, 1/15/09                                         750            788
   4.24%, 9/15/08                                         700            735
Citibank Credit Card Issuance Trust
   2.70%, 1/15/08                                         700            708
   4.10%, 12/7/06                                         500            520
   4.40%, 5/15/07                                       1,000          1,053
   6.90%, 10/15/07                                        875            977
   7.45%, 9/15/07                                         185            203
Connecticut RRB Special Purpose Trust
   5.36%, 3/30/07                                         375            391
DaimlerChrysler Auto Trust
   3.09%, 1/8/08                                          900            920
   3.71%, 7/6/04                                          161            162
   4.49%, 10/6/08                                         800            841
   6.82%, 9/6/04                                          218            219
Detroit Edison Securitization Funding LLC
   5.51%, 3/1/07                                          500            523
Fleet Credit Card Master Trust II
   2.75%, 4/15/08                                         950            965
Ford Credit Auto Owner Trust
   3.13%, 11/15/06                                      1,000          1,026
   3.79%, 9/15/06                                         800            832
   4.14%, 12/15/05                                        400            411
   4.75%, 8/15/06                                         200            212
   6.74%, 6/15/04                                         114            115
General Electric Home Equity Loan Asset-Backed
 Certificates
   8.70%, 9/15/11                                          81             81
Harley-Davidson Motorcycle Trust
   2.63%, 11/15/10                                        600            606
   3.09%, 6/15/10                                         600            615
   4.50%, 1/15/10                                         700            736

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

42
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Honda Auto Receivables Owner Trust
   2.48%, 7/18/08                                  $      900   $        904
   2.70%, 4/15/08                                         500            505
   3.50%, 10/17/05                                        450            457
   4.49%, 9/17/07                                         800            843
   6.62%, 7/15/04                                         145            146
MBNA Master Credit Card Trust
   3.90%, 11/15/07                                        550            573
   6.90%, 1/15/08                                         115            127
National City Auto Receivables Trust
   4.04%, 7/15/06                                         750            770
Nissan Auto Receivables Owner Trust
   3.58%, 9/15/05                                         400            407
   4.60%, 9/17/07                                         600            633
   4.80%, 2/15/07                                         625            655
   6.72%, 8/16/04                                          75             75
?Nordstrom Private Label Credit Card Master Note
 Trust
   4.82%, 4/15/10                                         450            478
Premier Auto Trust
   6.43%, 3/8/04                                          308            310
Volkswagen Auto Lease Trust
   2.36%, 12/20/05                                      1,000          1,010
----------------------------------------------------------------------------
GROUP TOTAL                                                           24,944
----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.7%)
Federal Home Loan Mortgage Corporation,
   Inv FI IO
   6.72%, 3/15/32                                       1,711            139
   IO
   8.00%, 1/1/28-6/1/31                                   132             20
Federal National Mortgage Association
   5.50%, 6/25/08                                         521            524
   6.795%, 12/25/29                                       830             54
   IO
   8.00%, 8/18/27-5/1/30                                  308             44
   9.00%, 11/1/26                                         174             27
Government National Mortgage Association
   Inv Fl IO
   6.67%, 12/16/25                                      1,020             99
   6.688%, 9/16/27                                        686             65
   6.72%, 5/16/32                                       1,135             98
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,070
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
FINANCE (8.8%)
?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                                  $      420   $        473
American General Finance Corp.
   5.875%, 7/14/06                                        475            517
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                                         135            166
Anthem, Inc.
   6.80%, 8/1/12                                          115            130
?BancWest Corp.
   6.93%, 12/1/03                                         350            363
Bank One Corp.
   6.00%, 2/17/09                                         355            393
?Boston Properties, Inc.
   6.25%, 1/15/13                                         115            120
CIGNA Corp.
   6.375%, 10/15/11                                       110            114
Citigroup, Inc.
   5.625%, 8/27/12                                        150            161
   6.00%, 2/21/12                                         395            440
EOP Operating LP
   6.763%, 6/15/07                                        290            319
?Equitable Life Assurance Society U.S.
   7.00%, 12/1/05                                         275            307
?Farmers Insurance Exchange
   8.625%, 5/1/24                                         300            230
Ford Motor Credit Corp.
   6.875%, 2/1/06                                         260            255
   7.25%, 10/25/11                                        620            569
General Electric Capital Corp.
   5.375%, 3/15/07                                        695            754
General Motors Acceptance Corp.
   6.875%, 9/15/11                                        265            262
   7.50%, 7/15/05                                         405            430
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                                        295            336
Hartford Financial Services Group, Inc.
   7.75%, 6/15/05                                          85             94
Household Finance Corp.
   6.08%, 3/8/06                                          143            153
J.P. Morgan Chase & Co.
   6.00%, 2/15/09                                         170            183
?John Hancock Global Funding II
   7.90%, 7/2/10                                          510            607
Marsh & McLennan Cos., Inc.
   5.375%, 3/15/07                                        160            173
   6.625%, 6/15/04                                        225            238

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

                                                                              43
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
FINANCE (CONT'D)
MBNA Corp.
   6.125%, 3/1/13                                  $      375   $        379
?Metropolitan Life Insurance Co.
   6.30%, 11/1/03                                         445            458
?Monumental Global Funding II
   6.05%, 1/19/06                                         285            313
?Prime Property Funding II
   7.00%, 8/15/04                                         120            128
Prologis
   5.50%, 3/1/13                                           45             46
?Prudential Funding LLC
   6.60%, 5/15/08                                         470            522
Simon Property Group LP
   6.375%, 11/15/07                                       410            445
?TIAA Global Markets
   5.00%, 3/1/07                                          710            757
Toyota Motor Credit Corp.
   5.65%, 1/15/07                                         385            423
?USAA Capital Corp.
   7.41%, 6/30/03                                         280            284
Vornado Realty Trust,
   5.625%, 6/15/07                                        110            113
Washington Mutual, Inc.
   8.25%, 4/1/10                                          150            183
?World Financial Properties,
   6.91%, 9/1/13                                          712            786
----------------------------------------------------------------------------
GROUP TOTAL                                                           12,624
----------------------------------------------------------------------------
INDUSTRIALS (10.6%)
Aetna, Inc.
   7.375%, 3/1/06                                         100            111
   7.875%, 3/1/11                                         275            320
Albertson's, Inc.
   7.50%, 2/15/11                                         435            505
AOL Time Warner, Inc.
   6.75%, 4/15/11                                         205            218
AT&T Corp.
   7.30%, 11/15/11                                        220            237
Boeing Capital Corp.
   5.80%, 1/15/13                                         210            209
   6.10%, 3/1/11                                          165            169
   6.50%, 2/15/12                                          60             62
British Telecommunications plc
   8.125%, 12/15/10                                       180            219

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Cendant Corp.
   6.25%, 3/15/10                                  $      160   $        161
   7.375%, 1/15/13                                        200            208
Centex Corp.
   7.875%, 2/1/11                                         120            139
Clear Channel Communications, Inc.
   7.25%, 9/15/03                                         400            408
Comcast Corp.
   6.50%, 1/15/15                                         220            232
ConAgra Foods, Inc.
   6.00%, 9/15/06                                         260            284
Conoco Funding Co.
   6.35%, 10/15/11                                        170            192
ConocoPhillips Co.
   8.50%, 5/25/05                                         230            261
Continental Airlines, Inc.
   6.545%, 2/2/19                                          61             50
   6.648%, 3/15/19                                        266            216
Cooper Industries, Inc.
   5.25%, 7/1/07                                          160            166
Cox Communications, Inc.
   7.125%, 10/1/12                                        180            205
CVS Corp.
   ?3.875%, 11/1/07                                        65             66
   5.625%, 3/15/06                                        365            397
DaimlerChrysler N.A. Holding Corp.
   6.40%, 5/15/06                                         410            442
Delphi Corp.
   6.125%, 5/1/04                                         220            227
Deutsche Telekom International Finance B.V.
   8.00%, 6/15/10                                         175            205
Devon Financing Corp. ULC
   6.875%, 9/30/11                                         40             45
Federated Department Stores, Inc.
   7.90%, 5/1/46                                          265            290
FedEx Corp.
   6.875%, 2/15/06                                        145            161
GTE Corp.
   6.36%, 4/15/06                                         465            512
Hertz Corp.
   7.00%, 7/1/04                                          270            275
   7.625%, 6/1/12                                          70             62
Honeywell International, Inc.
   5.125%, 11/1/06                                        520            555
?Hyatt Equities, LLC
   6.875%, 6/15/07                                        210            212

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

44
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
?International Paper Co.
   5.30%, 4/1/15                                   $      165   $        164
   5.85%, 10/30/12                                        125            132
Johnson Controls, Inc.
   5.00%, 11/15/06                                        255            271
Kerr McGee Corp.
   5.875%, 9/15/06                                        125            135
Kroger Co.
   6.80%, 4/1/11                                          485            537
Lockheed Martin Corp.
   7.25%, 5/15/06                                         320            362
Marriott International, Inc.
   7.00%, 1/15/08                                         300            328
   8.125%, 4/1/05                                         140            152
Masco Corp.
   4.625%, 8/15/07                                        140            144
May Department Stores Co. (The)
   5.95%, 11/1/08                                         295            320
   6.875%, 11/1/05                                         85             93
MeadWestvaco Corp.
   6.85%, 4/1/12                                          105            118
Mohawk Industries, Inc.
   6.50%, 4/15/07                                         125            137
Monsanto Co.
   7.375%, 8/15/12                                        170            187
News America, Inc.
   ?4.75%, 3/15/10                                         70             70
   6.625%, 1/9/08                                         300            332
Norfolk Southern Corp.
   7.875%, 2/15/04                                         30             32
?Pemex Project Funding Master Trust
   7.875%, 2/1/09                                         200            220
   9.125%, 10/13/10                                       175            203
Raytheon Co.
   8.30%, 3/1/10                                          125            147
Safeway, Inc.
   6.15%, 3/1/06                                          230            250
?Sappi Papier Holding AG
   6.75%, 6/15/12                                         105            117
Sempra Energy Co.
   6.00%, 2/1/13                                          115            120
Southwest Airlines Co.
   5.496%, 11/1/06                                         90             97

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                                 $      412   $        451
Tele-Communications -- TCI Group
   8.00%, 8/1/05                                          190            207
Union Pacific Corp.
   6.34%, 11/25/03                                        400            411
UnitedHealth Group, Inc.
   7.50%, 11/15/05                                        180            202
Verizon Global Funding Corp.
   7.25%, 12/1/10                                         140            163
Verizon New England, Inc.
   6.50%, 9/15/11                                         200            225
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                                        180            199
Weyerhaeuser Co.
   5.50%, 3/15/05                                         685            721
----------------------------------------------------------------------------
GROUP TOTAL                                                           15,268
----------------------------------------------------------------------------
SOVEREIGN (0.3%)
United Mexican States
   8.625%, 3/12/08                                        385            452
----------------------------------------------------------------------------
U.S. TREASURY NOTES (12.9%)
   5.00%, 8/15/11                                       6,400          7,017
   5.875%, 11/15/04                                     1,500          1,608
   6.50%, 2/15/10                                       2,000          2,386
   7.25%, 8/15/04                                       4,000          4,326
   7.875%, 11/15/04                                     3,000          3,311
----------------------------------------------------------------------------
GROUP TOTAL                                                           18,648
----------------------------------------------------------------------------
UTILITIES (0.9%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                                         100            106
Consolidated Natural Gas Co.
   5.375%, 11/1/06                                        540            584
Detroit Edison Co.
   6.125%, 10/1/10                                         45             50
Duke Energy Corp.
   4.50%, 4/1/10                                           75             76
Florida Power & Light Co.
   4.85%, 2/1/13                                           55             57
Niagara Mohawk Power Corp.
   7.375%, 7/1/03                                         272            276

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

                                                                              45
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
UTILITIES (CONT'D)
Public Service Electricity & Gas Co.
   5.00%, 1/1/13                                   $      145   $        147
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,296
----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $125,059)                                                     127,935
----------------------------------------------------------------------------
                                                     SHARES
                                                       ------
PREFERRED STOCKS (0.3%)
----------------------------------------------------------------------------
MORTGAGES -- OTHER (0.3%)
?Home Ownership Funding Corp.,
 13.331% (Cost $350)                                      650            386
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                       ------
SHORT-TERM INVESTMENTS (30.7%)
----------------------------------------------------------------------------
DISCOUNT NOTES (29.9%)
Federal Home Loan Bank
   1.15%, 4/4/03                                   $    7,000   $      6,999
Federal Home Loan Mortgage Corporation
   1.15%, 4/4/03-5/15/03                               24,200         24,178
Federal National Mortgage Association
   1.15%, 4/16/03-5/7/03                               12,000         11,991
----------------------------------------------------------------------------
GROUP TOTAL                                                           43,168
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03, due 4/1/03                       611            611
----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.4%)
++U.S. Treasury Bills
   1.19%, 7/17/03                                         100            100
   1.20%, 9/25/03                                         400            398
----------------------------------------------------------------------------
GROUP TOTAL                                                              498
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $44,275)                                                       44,277
----------------------------------------------------------------------------
                                                        VALUE          VALUE
                                                        (000)          (000)
----------------------------------------------------------------------------
TOTAL INVESTMENTS (119.7%)
 (Cost $169,684)                                                $    172,598
----------------------------------------------------------------------------
OTHER ASSETS (4.2%)
Receivable for Forward Commitments                 $    5,055
Interest Receivable                                       827
Receivable for Daily Variation Margin on Futures
 Contracts                                                 93
Receivable for Investments Sold                            30
Dividends Receivable                                        7
Other                                                       1          6,013
----------------------------------------------------------------------------
LIABILITIES (-23.9%)
Payable for Forward Commitments                       (33,545)
Net Unrealized Depreciation on Swap Agreements           (627)
Payable for Investment Advisory Fees                     (137)
Payable for Administrative Fees                           (17)
Bank Overdraft Payable                                    (17)
Payable for Investments Purchased                         (14)
Payable for Shareholder Servicing
 Fees -- Investment Class                                 (11)
Payable for Trustees' Fees and Expenses                    (4)
Payable for Custodian Fees                                 (3)
Other Liabilities                                         (16)      (34,391)
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $    144,220
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $    142,089
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              (180)
 Accumulated Net Realized Gain (Loss)                                  (182)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               2,914
   Futures                                                               206
   Swaps                                                               (627)
----------------------------------------------------------------------------
NET ASSETS                                                      $    144,220
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $     58,863
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 5,611,423 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $      10.49
----------------------------------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $     85,357
Net Asset Value, Offering and Redemption Price Per Share
 Applicable to 8,167,933 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $      10.45
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

46
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

---------------------------------------------------------------

?     144A security. Certain conditions for public sale may exist.
??    Security is subject to delayed delivery.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2003.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2003.
IO    Interest Only
TBA   To be announced.

---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                      NET
                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
                           CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
LONG:
   U.S. Treasury
     2 yr. Note                   57   US$ 12,285       Jun-03   $           47
   U.S. Treasury
     10 yr. Note                 312   US$ 35,841       Jun-03              367
                                                                 --------------
                                                                 $          414
                                                                 --------------
SHORT:
   U.S. Treasury
     5 yr. Note                  241   US$ 27,354       Jun-03   $          (67)
   Euro-Dollar
     Short Bond                   10   US$  2,471       Jun-03              (27)
   Euro-Dollar
     Short Bond                   10   US$  2,470       Sep-03              (35)
   Euro-Dollar
     Short Bond                   10   US$  2,466       Dec-03              (39)
   Euro-Dollar
     Short Bond                   10   US$  2,459       Mar-04              (40)
                                                                 --------------
                                                                 $         (208)
                                                                 --------------
                                                                 $          206
                                                                 ==============

---------------

US$ -- U.S. Dollar
    The accompanying notes are an integral part of the financial statements.

                                                                              47
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

INTERNATIONAL FIXED INCOME PORTFOLIO

The International Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years. The Portfolio invests primarily in investment grade fixed income securities of government and corporate in countries other than the U.S., including, to a limited degree, high yield securities (commonly referred to as "junk bonds") and securities of issuers located in emerging markets. The securities held by the Portfolio ordinarily will be denominated in foreign currencies, including the Euro. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, forwards, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
INTERNATIONAL FIXED INCOME PORTFOLIO

                                         Six      One     Five      Since
                                        Months    Year    Year    Inception
-------------------------------------------------------------------------------
Institutional Class (1)                 11.54%   29.95%   5.17%     5.43%
-------------------------------------------------------------------------------
Salomon World Gov't Bond Ex-U.S.
 Index**                                10.02%   28.96%   5.76%     5.66%
-------------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Salomon World Government Bond Ex-U.S. Index, an unmanaged market index. Index since inception performance is from 4/29/94.

(1) Represents an investment in the Institutional Class. The International Fixed Income Portfolio commenced operations on 4/29/94

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

48
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

INTERNATIONAL FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (80.1%)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
BRITISH POUND (4.9%)
United Kingdom Treasury Bond
   6.00%, 12/7/28                                  GBP    925   $      1,789
   8.00%, 6/10/03                                       2,165          3,458
----------------------------------------------------------------------------
GROUP TOTAL                                                            5,247
----------------------------------------------------------------------------
DANISH KRONE (4.1%)
Kingdom of Denmark
   5.00%, 8/15/05                                  DKK 28,200          4,343
----------------------------------------------------------------------------
EURO (56.6%)
Adecco Financial Services
   6.00%, 3/15/06                                  EUR    225            257
##AXA S.A.
   6.75%, 12/15/20                                        325            363
BAT International Finance plc
   4.875%, 2/25/09                                        200            219
Clear Channel Communications, Inc.
   6.50%, 7/7/05                                          275            309
Corning, Inc.
   ?5.625%, 2/18/05                                       100             96
   6.25%, 2/18/10                                         100             89
Deutsche Telekom International Finance BV
   5.875%, 7/11/06                                        375            431
##Fixed Link Finance BV
   5.75%, 8/1/25                                          350            413
FKI plc
   6.625%, 2/22/10                                        200            201
General Motors Acceptance Corp.
   5.75%, 2/14/06                                         200            221
GIE Suez Alliance
   5.50%, 2/20/09                                         200            222
Goldman Sachs Group, Inc.
   6.50%, 10/6/10                                         400            485
Government of Finland
   9.50%, 3/15/04                                       2,173          2,532
Government of France O.A.T.
   6.50%, 4/25/11                                      10,000         12,925
   8.50%, 10/25/19                                      2,500          3,980
Government of Germany
   6.25%, 1/4/24                                        7,085          9,254
Government of Italy
   10.00%, 8/1/03                                       3,301          3,696
(c)@Government of Spain
   5.15%, 7/30/09                                          --             --
Hammerson plc
   6.25%, 6/20/08                                         200            234

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Household Finance Corp.
   5.125%, 6/24/09                                 EUR    300   $        338
Imperial Tobacco Finance plc
   6.375%, 9/27/06                                        200            235
##Lloyds TSB Bank plc
   5.625%, 12/31/49                                       275            317
MBNA Europe Funding plc
   5.75%, 2/20/04                                         225            249
Republic of Austria
   3.40%, 10/20/04                                      4,000          4,437
(c)@Republic of Italy BTPS
   9.50%, 2/1/06                                           --             --
Rolls-Royce plc
   6.375%, 6/14/07                                        200            223
Securitas AB
   6.125%, 3/14/08                                        200            237
Syngenta Luxembourg Finance II S.A.
   5.50%, 7/10/06                                         195            221
Treuhandanstalt
   7.50%, 9/9/04                                       14,610         17,087
United Utilities Water plc
   6.625%, 11/8/07                                        275            335
Vivendi Environnement
   5.875%, 6/27/08                                        250            290
VNU N.V.
   6.625%, 5/30/07                                        300            352
WPP Group plc
   6.00%, 6/18/08                                         360            388
----------------------------------------------------------------------------
GROUP TOTAL                                                           60,636
----------------------------------------------------------------------------
GERMAN MARK (3.4%)
Colt Telecom Group plc
   7.625%, 7/31/08                                 DEM    358            241
International Bank for Reconstruction &
 Development
   7.125%, 4/12/05                                      2,664          3,165
MBNA America-Europe Strategic Offering
   5.125%, 4/19/08                                        218            254
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,660
----------------------------------------------------------------------------
JAPANESE YEN (7.6%)
Ford Motor Credit Co.
   1.20%, 2/7/05                                   JPY 65,000            541
Government of Japan
   1.10%, 9/20/12                                     856,000          7,551
----------------------------------------------------------------------------
GROUP TOTAL                                                            8,092
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL FIXED INCOME PORTFOLIO

                                                                              49
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
SWEDISH KRONA (3.5%)
Swedish Government
   6.00%, 2/9/05                                   SEK 30,450   $      3,760
----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $74,970)                                                       85,738
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (15.5%)
----------------------------------------------------------------------------
DISCOUNT NOTES (12.1%)
Federal Home Loan Mortgage Corporation
   1.20%, 4/28/03                                  $    5,000          4,995
   1.18%, 5/13/03                                       5,000          4,993
Federal National Mortgage Association
   1.06%, 5/7/03                                        3,000          2,997
----------------------------------------------------------------------------
GROUP TOTAL                                                           12,985
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.3%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03, due 4/1/03                     3,533          3,533
----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.1%)
++U.S. Treasury Bill
   1.12%, 9/25/03                                         100            100
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $16,618)                                                       16,618
----------------------------------------------------------------------------
TOTAL INVESTMENTS (95.6%)
 (Cost $91,588)                                                      102,356
----------------------------------------------------------------------------

                                                        VALUE          VALUE
                                                        (000)          (000)
----------------------------------------------------------------------------
OTHER ASSETS (5.7%)
Interest Receivable                                $    2,235
Receivable for Investments Sold                         2,190
Receivable Due from Broker                              1,658
Receivable for Daily Variation Margin on Futures
 Contracts                                                 38
Foreign Currency (Cost $34)                                35
Other                                                       1   $      6,157
----------------------------------------------------------------------------
LIABILITIES (-1.3%)
Payable for Investments Purchased                      (1,112)
Net Unrealized Depreciation on Forward Foreign
 Currency Contracts                                      (146)
Payable for Investment Advisory Fees                     (105)
Payable for Administrative Fees                           (13)
Payable for Custodian Fees                                 (7)
Payable for Trustees' Fees and Expenses                    (4)
Other Liabilities                                         (21)       (1,408)
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $    107,105
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $     95,149
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                                324
 Accumulated Net Realized Gain (Loss)                                    799
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                              10,768
   Foreign Currency Translations                                         (4)
   Futures                                                                69
----------------------------------------------------------------------------
NET ASSETS                                                      $    107,105
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $    107,105
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 9,720,537 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $      11.02
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL FIXED INCOME PORTFOLIO

50
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

---------------------------------------------------------------

?    144A security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
##   Variable or floating rate securities -- rate disclosed is as of March 31,
     2003.
@    Value is less than $500.
(c)  Face Amount is less than 500.

SUMMARY OF TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION -- MARCH 31, 2003
                                                                  PERCENTAGE
                                                       VALUE        OF NET
INDUSTRY                                               (000)        ASSETS
----------------------------------------------------------------------------
Sovereign                                            $   77,975         72.8%
Finance                                                   2,769          2.6
Industrial                                                4,146          3.9
Utilities                                                   848          0.8
Short-Term Investments                                   16,618         15.5
----------------------------------------------------------------------------
                                                     $  102,356         95.6%
----------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio had the following forward foreign currency contract(s) open at period end:

                                                                 NET
                     IN                                       UNREALIZED
 CURRENCY TO      EXCHANGE                                   APPRECIATION
   DELIVER           FOR         SETTLEMENT      VALUE      (DEPRECIATION)
    (000)           (000)           DATE         (000)          (000)
--------------------------------------------------------------------------
   PURCHASES:
  US$   1,464   AUD     2,495        5/20/03   US$  1,500   $           36
  US$   7,922   CAD    12,040        5/21/03   US$  8,182              260
  US$   1,091   EUR     1,018         4/1/03   US$  1,112               21
  US$   4,619   EUR     4,330        4/24/03   US$  4,728              109
  US$   2,602   EUR     2,405        5/19/03   US$  2,623               21
  US$   2,018   GBP     1,255        4/22/03   US$  1,984              (34)
  US$  34,687   JPY 4,062,000        6/10/03   US$ 34,513             (174)
                                                            --------------
                                                            $          239
                                                            --------------

--------------------------------------------------------------------------
                                                                 NET
                     IN                                       UNREALIZED
 CURRENCY TO      EXCHANGE                                   APPRECIATION
   DELIVER           FOR         SETTLEMENT      VALUE      (DEPRECIATION)
    (000)           (000)           DATE         (000)          (000)
--------------------------------------------------------------------------
       SALES:
  CAD   1,800   US$     1,213        5/21/03   US$  1,223   $          (10)
  CHF   6,175   US$     4,517        4/22/03   US$  4,574              (57)
  DKK  18,945   US$     2,736        6/18/03   US$  2,776              (40)
  EUR   2,004   US$     2,147         4/1/03   US$  2,190              (43)
  EUR   7,900   US$     8,484        4/24/03   US$  8,625             (141)
  EUR   2,405   US$     2,600        5/19/03   US$  2,623              (23)
  GBP     650   US$     1,038        4/22/03   US$  1,028               10
  JPY 795,000   US$     6,720        6/10/03   US$  6,755              (35)
  SEK  15,300   US$     1,756        6/19/03   US$  1,802              (46)
                                                            --------------
                                                            $         (385)
                                                            --------------
                                                            $         (146)
                                                            ==============

---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                         NET
                                                                      UNREALIZED
                              NUMBER                                 APPRECIATION
                                OF            VALUE    EXPIRATION   (DEPRECIATION)
                             CONTRACTS        (000)       DATE          (000)
----------------------------------------------------------------------------------
LONG
 Euro-Dollar
   Short Bond                    8       US$   1,003     Jun-03     $           13
 Japanese
   10 yr. Bond                  11       US$  13,339     Jun-03                 56
                                                                    --------------
                                                                    $           69
                                                                    ==============

---------------
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
EUR -- Euro
JPY -- Japanese Yen
US$ -- U.S. Dollar
---------------

    The accompanying notes are an integral part of the financial statements.

                                                                              51
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

LIMITED DURATION PORTFOLIO

The Limited Duration Portfolio seeks above-average total returns over a market cycle of three to five years. The Portfolio invests primarily in U.S. Government securities, investment grade corporate bonds and mortgage securities. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Salomon 1-3 Year Treasury/Govt Index, which generally ranges between zero and three years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps, and other derivatives to manage the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
LIMITED DURATION PORTFOLIO

                                        Six      One      Five     Ten
                                       Months    Year     Year     Year
----------------------------------------------------------------------------
Institutional Class (1)                1.69%     5.46%    6.03%    5.64%
----------------------------------------------------------------------------
Salomon 1-3 Year Index**               1.63%     6.79%    6.39%    5.94%
----------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Salomon 1-3 Year Index, an unmanaged market index.

(1) Represents an investment in the Institutional Class which commenced operations 3/31/92.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

52
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

LIMITED DURATION PORTFOLIO
FIXED INCOME SECURITIES (71.3%)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (0.7%)
Government National Mortgage Association,
   5.375%, 1/20/25-1/20/28                         $    2,200   $      2,267
   5.625%, 12/20/25-12/20/27                              711            729
   5.75%, 7/20/27-9/20/27                                 641            658
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,654
----------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (18.6%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   10.00%, 4/1/10-10/1/20                                 548            609
   10.50%, 12/1/14                                         93            105
   11.00%, 8/1/15-5/1/20                                   34             38
   11.50%, 4/1/11-1/1/18                                  218            248
 Gold Pools:
   7.00%, 3/1/32                                           42             44
   7.50%, 6/1/28-8/1/32                                 6,989          7,455
   8.50%, 8/1/28-10/1/30                                  452            488
   10.00%, 10/1/21                                         51             57
   10.50%, 1/1/19-10/1/20                                 175            199
   11.50%, 8/1/10                                          21             25
   12.00%, 6/1/15-9/1/15                                  101            116
 ??April TBA
   6.00%, 4/1/18                                       23,650         24,692
   7.50%, 4/1/32                                        4,925          5,248
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 9/1/29-7/1/32                                28,820         30,729
   8.00%, 12/1/29-8/1/31                                1,585          1,714
   9.50%, 11/1/20                                         130            144
   10.00%, 12/1/15-9/1/16                                 182            203
   10.50%, 12/1/16                                         73             82
   11.00%, 7/1/20                                          80             91
   11.50%, 11/1/19                                        107            122
   12.00%, 5/1/14-8/1/20                                   19             22
   12.50%, 2/1/15                                          35             40
 ??April TBA
   7.00%, 4/1/33                                        5,100          5,374
   7.50%, 4/1/18                                       10,650         11,412
 ??May TBA
   6.50%, 5/1/33                                        6,350          6,616

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Government National Mortgage Association, Various
 Pools:
   9.00%, 11/15/16-1/15/17                         $      603   $        674
   9.50%, 12/15/17-12/15/21                               842            943
   10.00%, 11/15/09-7/15/22                             1,445          1,622
   10.50%, 11/15/18-8/15/21                               117            133
   11.00%, 1/15/10-1/15/21                                783            901
   11.50%, 2/15/13-11/15/19                               481            558
----------------------------------------------------------------------------
GROUP TOTAL                                                          100,704
----------------------------------------------------------------------------
ASSET BACKED CORPORATES (15.9%)
Asset Securitization Corp.
   6.50%, 2/14/41                                         125            127
Associates Automobile Receivables Trust
   7.30%, 1/15/04                                         276            278
Bank One Issuance Trust
   2.94%, 6/16/08                                       3,300          3,367
BMW Vehicle Owner Trust
   4.46%, 5/25/07                                       2,300          2,427
Capital Auto Receivables Asset Trust
   2.64%, 3/17/08                                       1,800          1,818
   4.50%, 10/15/07                                      1,950          2,049
Chase Credit Card Master Trust
   5.50%, 11/17/08                                      3,310          3,612
Chase Manhattan Auto Owner Trust
   4.21%, 1/15/09                                       2,500          2,627
   4.24%, 9/15/08                                       1,900          1,994
CIT Marine Trust
   5.80%, 4/15/10                                         147            148
Citibank Credit Card Issuance Trust
   2.70%, 1/15/08                                       2,500          2,529
   4.40%, 5/15/07                                       3,700          3,895
   6.90%, 10/15/07                                      1,865          2,082
   7.45%, 9/15/07                                         665            730
Connecticut RRB Special Purpose Trust
   5.36%, 3/30/07                                         950            990
DaimlerChrysler Auto Trust
   3.09%, 1/8/08                                        4,100          4,189
   4.49%, 10/6/08                                       2,000          2,103
   6.82%, 9/6/04                                          133            134
   7.23%, 1/6/05                                          345            354
Detroit Edison Securitization Funding LLC
   5.51%, 3/1/07                                        2,150          2,249
Fleet Credit Card Master Trust II
   2.75%, 4/15/08                                       3,200          3,250

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

                                                                              53
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Ford Credit Auto Owner Trust
   3.13%, 11/15/06                                 $    3,505   $      3,594
   3.79%, 9/15/06                                       3,550          3,692
   4.14%, 12/15/05                                      1,000          1,028
   4.75%, 8/15/06                                         600            635
General Electric Home Equity Loan Asset-Backed
 Certificates
   8.70%, 9/15/11                                         183            183
Harley-Davidson Eaglemark Motorcycle Trust
   5.52%, 2/15/05                                         453            453
Harley-Davidson Motorcycle Trust
   2.63%, 11/15/10                                      1,994          2,014
   3.09%, 6/15/10                                       1,900          1,947
   4.50%, 1/15/10                                       1,900          1,996
Honda Auto Receivables Owner Trust
   2.48%, 7/18/08                                       3,100          3,115
   2.70%, 4/15/08                                       2,000          2,019
   3.50%, 10/17/05                                      1,050          1,067
   4.49%, 9/17/07                                       2,400          2,530
   6.62%, 7/15/04                                         232            234
Household Automotive Trust
   3.68%, 4/17/06                                       2,820          2,860
MBNA Credit Card Master Note Trust
   3.90%, 11/15/07                                      1,700          1,772
MBNA Master Credit Card Trust
   1.40%, 2/15/07                                       2,675          2,678
   6.60%, 4/16/07                                       1,600          1,727
National City Auto Receivables Trust
   4.04%, 7/15/06                                       1,800          1,848
Nissan Auto Receivables Owner Trust
   3.58%, 9/15/05                                       1,350          1,374
   4.60%, 9/17/07                                       2,050          2,162
   4.80%, 2/15/07                                         725            760
   6.72%, 8/16/04                                         190            192
?Nordstrom Private Label Credit Card Master Note
 Trust
   4.82%, 4/15/10                                       1,200          1,274
Premier Auto Trust
   5.59%, 2/9/04                                          276            276
   6.43%, 3/8/04                                          589            591
Volkswagen Auto Lease Trust
   2.36%, 12/20/05                                      3,300          3,334
----------------------------------------------------------------------------
GROUP TOTAL                                                           86,307
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.5%)
Federal Home Loan Mortgage Corporation
   6.00%, 12/15/12                                 $      364   $        367
   6.50%, 3/15/29                                         242            244
   6.60%, 3/15/29                                         702            706
   8.00%, 7/15/06                                         430            437
Federal National Mortgage Association
   5.50%, 6/25/08                                         758            762
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,516
----------------------------------------------------------------------------
FINANCE (6.6%)
?AIG SunAmerica Global Financing V
   5.20%, 5/10/04                                         830            864
American General Finance Corp.
   5.875%, 7/14/06                                      1,165          1,269
Anthem, Inc.
   4.875%, 8/1/05                                       1,120          1,177
?BancWest Corp.
   6.93%, 12/1/03                                       1,075          1,115
Citigroup, Inc.
   6.00%, 2/21/12                                         370            412
EOP Operating LP
   6.50%, 6/15/04                                       1,020          1,072
?Farmers Insurance Exchange
   8.50%, 8/1/04                                          680            684
First Fidelity Bancorp
   6.80%, 6/15/03                                       1,200          1,213
Ford Motor Credit Corp.
   6.50%, 1/25/07                                       2,400          2,313
   6.875%, 2/1/06                                         780            766
General Electric Capital Corp.
   5.375%, 3/15/07                                      2,420          2,626
General Motors Acceptance Corp.
   6.125%, 8/28/07                                      1,370          1,405
   7.50%, 7/15/05                                       1,165          1,236
Goldman Sachs Group, Inc.
   4.125%, 1/15/08                                      1,480          1,520
Hartford Financial Services Group, Inc.
   7.75%, 6/15/05                                       1,188          1,316
Hartford Life, Inc.
   6.90%, 6/15/04                                         285            302
John Hancock Financial Services, Inc.
   5.625%, 12/1/08                                        280            301
?John Hancock Global Funding II
   5.625%, 6/27/06                                      1,210          1,312
   7.90%, 7/2/10                                          625            744

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

54
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
FINANCE (CONT'D)
Lehman Brothers Holdings, Inc.
   8.25%, 6/15/07                                  $    1,800   $      2,132
Marsh & McLennan Cos., Inc.
   5.375%, 3/15/07                                        515            556
   6.625%, 6/15/04                                      1,030          1,091
MBNA Corp.
   6.125%, 3/1/13                                       1,395          1,409
?++Metropolitan Life Insurance Co.
   6.30%, 11/1/03                                       1,555          1,599
?Monumental Global Funding II
   6.05%, 1/19/06                                       1,160          1,274
?Nationwide Mutual Insurance Co.
   6.50%, 2/15/04                                       1,198          1,237
?Prime Property Funding II
   7.00%, 8/15/04                                         295            314
?Prudential Insurance Co. of America
   6.375%, 7/23/06                                      1,115          1,219
Simon Property Group LP
   6.375%, 11/15/07                                     1,595          1,733
?TIAA Global Markets 5.00%, 3/1/07                        500            533
?USAA Capital Corp.
   7.41%, 6/30/03                                         820            832
Vornado Realty Trust
   5.625%, 6/15/07                                        500            515
----------------------------------------------------------------------------
GROUP TOTAL                                                           36,091
----------------------------------------------------------------------------
INDUSTRIALS (8.3%)
Aetna, Inc.
   7.375%, 3/1/06                                       1,100          1,222
AOL Time Warner, Inc.
   6.15%, 5/1/07                                          670            710
AT&T Corp.
   7.00%, 11/15/06                                        635            679
Boeing Capital Corp.
   5.75%, 2/15/07                                       1,030          1,078
British Telecommunications plc
   8.125%, 12/15/10                                       635            771
Cendant Corp.
   6.25%, 1/15/08                                         740            763
   6.25%, 3/15/10                                         450            452
Centex Corp.
   9.75%, 6/15/05                                         295            333
Clear Channel Communications, Inc.
   7.25%, 9/15/03                                         880            899

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Comcast Corp.
   5.85%, 1/15/10                                  $      900   $        932
ConAgra Foods, Inc.
   6.00%, 9/15/06                                         890            973
Conoco, Inc.
   5.90%, 4/15/04                                         980          1,024
ConocoPhillips Co.
   8.50%, 5/25/05                                         685            776
Cooper Industries, Inc.
   5.25%, 7/1/07                                          490            510
Cox Communications, Inc.
   7.75%, 8/15/06                                         500            564
CVS Corp.
   5.50%, 2/15/04                                       1,525          1,577
DaimlerChrysler N.A. Holding Corp.
   6.40%, 5/15/06                                       1,460          1,575
Delphi Corp.
   6.125%, 5/1/04                                       1,295          1,334
Deutsche Telekom International Finance B.V.
   8.00%, 6/15/10                                         580            681
Federated Department Stores, Inc.
   6.625%, 9/1/08                                         475            529
   7.90%, 5/1/46                                          790            864
FedEx Corp.
   6.875%, 2/15/06                                        525            581
GTE Corp.
   6.36%, 4/15/06                                       1,960          2,159
Hertz Corp.
   7.00%, 7/1/04                                          935            951
Honeywell International, Inc.
   5.125%, 11/1/06                                      1,785          1,907
?Hyatt Equities, LLC
   6.875%, 6/15/07                                        675            683
?International Paper Co.
   3.80%, 4/1/08                                        1,000          1,000
Johnson Controls, Inc.
   5.00%, 11/15/06                                        660            701
Kerr McGee Corp.
   5.875%, 9/15/06                                        430            463
Kroger Co.
   7.625%, 9/15/06                                      2,280          2,576
Lockheed Martin Corp.
   7.25%, 5/15/06                                         835            945
Lowe's Cos., Inc.
   7.50%, 12/15/05                                      1,015          1,149
Marriott International, Inc.
   8.125%, 4/1/05                                         730            791

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

                                                                              55
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Masco Corp.
   4.625%, 8/15/07                                 $      485   $        500
May Department Stores Co. (The)
   6.875%, 11/1/05                                        960          1,056
McDonnell Douglas Corp.
   6.875%, 11/1/06                                        370            403
Mohawk Industries, Inc.
   6.50%, 4/15/07                                         320            350
?News America, Inc.
   4.75%, 3/15/10                                       1,320          1,316
Norfolk Southern Corp.
   7.875%, 2/15/04                                        725            764
?##Pemex Project Funding Master Trust
   7.875%, 2/1/09                                         490            540
Raytheon Co.
   6.75%, 8/15/07                                         470            519
Safeway, Inc.
   6.15%, 3/1/06                                        1,050          1,141
Southwest Airlines Co.
   5.496%, 11/1/06                                        230            248
Target Corp.
   7.50%, 2/15/05                                         715            788
Tele-Communications -- TCI Group
   8.00%, 8/1/05                                          525            572
Union Pacific Corp.
   5.84%, 5/25/04                                         500            521
UnitedHealth Group, Inc.
   7.50%, 11/15/05                                        455            510
Verizon Global Funding Corp.
   7.25%, 12/1/10                                         400            465
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                                        530            585
Weyerhaeuser Co.
   5.50%, 3/15/05                                       2,350          2,474
----------------------------------------------------------------------------
GROUP TOTAL                                                           44,904
----------------------------------------------------------------------------
SOVEREIGN (0.6%)
Province of Quebec
   5.50%, 4/11/06                                       1,645          1,791
United Mexican States
   8.625%, 3/12/08                                      1,265          1,486
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,277
----------------------------------------------------------------------------
U.S. TREASURY NOTES (19.5%)
   3.00%, 1/31/04                                      28,500         28,936
   3.25%, 12/31/03                                     18,500         18,793

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
   6.00%, 8/15/04                                  $   38,000   $     40,446
   7.25%, 8/15/04                                      10,000         10,814
   7.875%, 11/15/04                                     6,000          6,622
----------------------------------------------------------------------------
GROUP TOTAL                                                          105,611
----------------------------------------------------------------------------
UTILITIES (0.6%)
Consolidated Natural Gas Co.
   5.375%, 11/1/06                                      1,870          2,023
Duke Energy Corp.
   4.50%, 4/1/10                                          265            268
Niagara Mohawk Power Corp.
   7.375%, 7/1/03                                         783            792
?Ras Laffan Liquefied Natural Gas Co. Ltd.
   7.628%, 9/15/06                                        347            365
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,448
----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $378,957)                                                     386,512
----------------------------------------------------------------------------
                                                     SHARES
                                                       ------
PREFERRED STOCK (0.2%)
----------------------------------------------------------------------------
MORTGAGES -- OTHER (0.2%)
?Home Ownership Funding Corp.,
   13.331% (Cost $968)                                  1,800          1,070
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                       ------
SHORT-TERM INVESTMENTS (37.9%)
----------------------------------------------------------------------------
DISCOUNT NOTES (34.1%)
Federal Home Loan Bank
   1.15%, 4/21/03-5/7/03                           $   40,000   $     39,966
Federal Home Loan Mortgage Corporation
   1.15%, 4/14/03-6/12/03                              60,000         59,948
   1.19%, 6/12/03                                      15,000         14,966
Federal National Mortgage Association
   1.15%, 4/22/03-5/14/03                              70,000         69,930
----------------------------------------------------------------------------
GROUP TOTAL                                                          184,810
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.8%)
**J.P. Morgan Securities, Inc.
   1.25%, dated 3/31/03, due 4/1/03                    20,686         20,686
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $205,487)                                                     205,496
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

56
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                        VALUE          VALUE
                                                        (000)          (000)
----------------------------------------------------------------------------
TOTAL INVESTMENTS (109.4%)
 (Cost $585,412)                                                $    593,078
----------------------------------------------------------------------------
OTHER ASSETS (1.8%)
Receivable for Forward Commitments                 $    6,613
Interest Receivable                                     2,700
Receivable for Investments Sold                           153
Receivable for Portfolio Shares Sold                       75
Dividends Receivable                                       18
Other                                                       4          9,563
----------------------------------------------------------------------------
LIABILITIES (-11.2%)
Payable for Forward Commitments                       (59,992)
Payable for Investment Advisory Fees                     (382)
Payable for Daily Variation Margin on Futures
 Contracts                                               (226)
Payable for Administrative Fees                           (47)
Bank Overdraft Payable                                    (25)
Payable for Trustees' Fees and Expenses                   (11)
Payable for Custodian Fees                                 (6)
Other Liabilities                                         (30)      (60,719)
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $    541,922
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $    536,532
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              (238)
 Accumulated Net Realized Gain (Loss)                                (2,094)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               7,666
   Futures                                                                56
----------------------------------------------------------------------------
NET ASSETS                                                      $    541,922
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $    541,922
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 50,701,556 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $      10.69
----------------------------------------------------------------------------

---------------------------------------------------------------
?     144A security. Certain conditions for public sale may exist.
??    Security is subject to delayed delivery.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2003.
TBA   To be announced.
---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                     NET
                                                                  UNREALIZED
                          NUMBER                                 APPRECIATION
                            OF          VALUE      EXPIRATION   (DEPRECIATION)
                         CONTRACTS      (000)         DATE          (000)
------------------------------------------------------------------------------
LONG:
 U.S. Treasury
   2 yr. Note                  511   US$ 110,136       Jun-03   $          441
                                                                --------------
SHORT:
 U.S. Treasury
   5 yr. Note                  300   US$  34,050       Jun-03   $          (56)
 U.S. Treasury
   10 yr. Note                 399   US$  45,835       Jun-03             (158)
 Euro-Dollar
   Short Bond                   12   US$   2,965       Jun-03              (33)
 Euro-Dollar
   Short Bond                   12   US$   2,964       Sep-03              (42)
 Euro-Dollar
   Short Bond                   12   US$   2,959       Dec-03              (47)
 Euro-Dollar
   Short Bond                   12   US$   2,951       Mar-04              (49)
                                                                --------------
                                                                $         (385)
                                                                --------------
                                                                $           56
                                                                ==============

---------------
US$ -- U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

                                                                              57
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

MUNICIPAL PORTFOLIO

The Municipal Portfolio seeks to realize above-average total return over a market cycle of three to five years, consistent with the conservation of capital and the realization of current income that is exempt from federal income tax. The Portfolio invests primarily in fixed income securities by local, state and regional governments that provide income that is exempt from federal income taxes (municipal securities). The Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. The Portfolio may invest in high yield municipal securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity of between five and ten years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
MUNICIPAL PORTFOLIO

                                        Six      One     Five     Ten
                                       Months    Year    Year    Year
----------------------------------------------------------------------
Institutional Class (1)                1.18%     7.39%   5.84%   6.63%
----------------------------------------------------------------------
Lehman 5 Year Municipal Index**        1.97%     9.85%   5.91%   5.72%
----------------------------------------------------------------------
Lehman 10 Year Municipal Index**       0.74%    10.20%   6.17%   6.54%
----------------------------------------------------------------------
Blended Municipal Index**              1.36%    10.03%   6.04%   6.26%
----------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the Lehman 5 Year Municipal Index and the Lehman 10 Year Index, both unmanaged market indices, as well as the Blended Municipal Index, an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10 Year Municipal Index and 50% Lehman 5 Year Municipal Index thereafter.

(1) Represents an investment in the Institutional Class which commenced operations on 10/1/92.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

58
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

MUNICIPAL PORTFOLIO
FIXED INCOME SECURITIES (107.4%)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS (92.9%)
Allegheny County, PA Hospital Development
 Authority Revenue Bonds
   9.25%, 11/15/15                                 $    1,300   $      1,472
Allegheny County, PA Industrial Development
 Authority Revenue Bonds
   4.75%, 12/1/32                                         525            525
Arkansas State Development Finance Authority Home
 Mortgage Revenue Bonds
   4.90%, 7/1/29                                            5              5
Austin, TX Convention Enterprises, Inc., Revenue
 Bonds
   6.70%, 1/1/28                                          400            416
Austin, TX Water & Wastewater System Revenue
 Bonds (MBIA)
   5.25%, 11/15/13                                      4,100          4,582
Badger TOB Asset Securitization Corp., WI.,
 Revenue Bonds
   6.125%, 6/1/27                                       1,350          1,213
Beaver County, PA Industrial Development
 Authority Pollution Control Revenue Bonds
   4.65%, 6/1/33                                          750            759
Berks County, PA (FGIC)
   Zero Coupon, 5/15/19                                 1,250            574
   Zero Coupon, 11/15/20                                1,000            425
Brunswick County, NC, General Obligation Bonds
 (FGIC)
   5.00%, 5/1/17                                        1,700          1,832
Bucks County, PA Industrial Development Authority
 Revenue Bonds, Grand View Hospital SAVRS (AMBAC)
   1.65%, 7/3/12                                        1,800          1,800
Bucks County, PA Water & Sewer Authority (FGIC)
   5.50%, 2/1/08                                           55             59
Butler & Sedgwick Counties, KS Unified School
 District (FSA)
   5.85%, 9/1/17                                        1,375          1,581
California State Department Water Research Power
 Supply Revenue Bonds
   1.04%, 5/1/22                                        2,000          2,000
   5.25%, 5/1/12                                        2,200          2,468
Carbon County, PA Industrial Development
 Authority Revenue Bonds
   6.65%, 5/1/10                                          340            354
Carrollton, TX General Obligation Bonds (FSA)
   5.125%, 8/15/16                                      1,470          1,580
Center Township, PA Sewer Authority Revenue Bonds
 (MBIA)
   Zero Coupon, 4/15/17                                   615            323

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Chattanooga-Hamilton County, TN Hospital
 Authority Revenue Bonds, Erlanger Health Systems
 SAVRS (FSA)
   1.55%, 10/1/25                                  $    1,900   $      1,900
Chelsea, MA Lease Revenue Bonds (FSA)
   Zero Coupon, 6/6/23                                  1,000          1,000
Cherokee County, GA School System, General
 Obligation Bonds (MBIA)
   5.00%, 8/1/13                                        1,000          1,109
Chicago, IL General Obligation Bonds (FGIC)
   Zero Coupon, 1/1/19                                  4,000          1,824
Chicago, IL Park District General Obligation
 Bonds (FGIC)
   4.70%, 1/1/20                                        3,000          3,045
Chicago, IL Wastewater Transmission Revenue Bonds
 (MBIA)
   5.50%, 1/1/20                                        1,650          1,876
Children's Trust Fund Revenue Bonds
   5.375%, 5/15/33                                        625            573
   5.75%, 7/1/20                                        1,320          1,473
Clark County, WA School District General
 Obligation Bonds (FSA)
   5.00%, 6/1/13                                        2,500          2,757
Clear Creek, TX Independent School District
   4.50%, 2/15/20                                       2,000          1,981
   5.65%, 2/15/19 (PSFG)                                1,000          1,108
Cleveland, OH Airport Special Revenue Bonds
   5.50%, 12/1/08                                         750            563
Colorado Educational & Cultural Facilities
 Authority Revenue Bonds (MBIA)
   4.375%, 3/1/14                                       1,400          1,461
   4.50%, 3/1/15                                        1,600          1,670
   4.60%, 3/1/16                                        1,000          1,044
Colorado E470 Public Highway Authority Revenue
 Bonds (MBIA)
   Zero Coupon, 9/1/29                                 18,900          4,485
Colorado Health Facilities Authority Revenue
 Bonds
   Zero Coupon, 7/15/20                                 1,000            427
   1.43%, 10/29/20 SAVRS                                3,000          3,000
Cook County, IL School District General
 Obligation Bonds (MBIA)
   Zero Coupon, 12/1/22                                 4,125          1,463
Corpus Christi, TX Business & Job Development
 Corp. (AMBAC)
   4.875%, 9/1/20                                       2,745          2,823
   5.00%, 9/1/21                                        1,590          1,643

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

                                                                              59
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Council Rock, PA School District General
 Obligation Bonds (MBIA)
   5.00%, 11/15/19                                 $    1,285   $      1,349
Cranberry Township, PA (FGIC)
   4.80%, 12/1/18                                       1,310          1,363
Crandall, TX Independent School District, General
 Obligation Bonds
   Zero Coupon, 8/15/19                                 1,670            733
   Zero Coupon, 8/15/21                                 2,645          1,017
Crown Point, IN Multi-School Building Corp.
 Revenue Bonds (MBIA)
   Zero Coupon, 1/15/24                                 5,200          1,704
Cypress-Fairbanks, TX Independent School District
   4.55%, 2/15/17                                       1,400          1,435
   4.80%, 2/15/19                                       1,650          1,696
Dallas Fort Worth, TX International Airport
 Facility Corporate Revenue Bonds
   6.375%, 5/1/35                                       1,100            198
Dallas, TX Area Rapid Transit Sales Tax Revenue
 Bonds (FGIC)
   4.80%, 12/1/20                                       2,800          2,869
   4.90%, 12/1/21                                       1,800          1,847
Delaware County, PA Industrial Development
 Authority Revenue Bonds
   6.50%, 1/1/08                                          200            219
Delta County, MI Economic Development Corp.
 Revenue Bonds
   6.25%, 4/15/27                                         450            453
Denton, TX Utility System Revenue Bonds (AMBAC)
   5.00%, 12/1/16                                       1,865          1,983
Detroit, MI School District General Obligation
 Bonds (FGIC)
   5.15%, 5/1/22                                        2,500          2,617
District of Columbia, George Washington
 University Revenue Bonds (MBIA)
5.50%, 10/1/14                                          1,500          1,718
District of Columbia, George Washington
 University, Revenue Bonds
   Zero Coupon, 4/30/36                                 3,000          3,000
District of Columbia, University of Georgetown
 Revenue Bonds SAVRS (MBIA)
   1.48%, 4/25/34                                       2,000          2,000
Dover, PA Area School District (FGIC)
   5.00%, 4/1/16                                        1,000          1,068

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Eagle, IN -- Union Middle School Building Revenue
 Bonds (AMBAC)
   4.90%, 7/5/16                                   $    1,000   $      1,058
   5.00%, 7/5/17                                        1,500          1,590
Eanes, TX Independent School District General
 Obligation Bonds
   4.80%, 8/1/19                                        1,365          1,406
   4.875%, 8/1/20                                       1,525          1,570
East Porter County, IN School Building Corp.
 Revenue Bonds (MBIA)
   4.70%, 7/15/12                                       1,025          1,084
Edgewood, TX Independent School District (PSFG)
   4.75%, 8/15/16                                       1,310          1,370
   4.85%, 8/15/17                                         880            920
Edinburg, TX Consolidated Independent School
 District, General Obligation Bonds
   4.55%, 2/15/17                                       2,465          2,518
Elizabeth Forward, PA School District (MBIA)
   Zero Coupon, 9/1/11                                  1,250            901
Essex County, NJ Utility Authority Revenue Bonds
 (FSA)
   4.80%, 4/1/14                                        1,005          1,056
Fort Wayne, IN Hospital Authority Hospital
 Revenue Bonds (MBIA)
   4.70%, 11/15/11                                      1,100          1,166
Frisco, TX Independent School District (PSFG)
   Zero Coupon, 8/15/20                                 3,145          1,302
   Zero Coupon, 8/15/22                                 3,115          1,129
Geneva, IL Industrial Development Revenue Bonds
 (FSA)
   4.80%, 5/1/19                                        1,705          1,758
   4.90%, 5/1/20                                          700            722
Georgetown County, SC Pollution Control Facility
 Revenue Bonds
   5.125%, 2/1/12                                         725            742
Georgia State Housing & Financing Authority (FHA)
   5.875%, 12/1/19                                         15             15
Girard Area, PA School District (FGIC)
   Zero Coupon, 10/1/18                                   700            344
   Zero Coupon, 10/1/19                                   250            115
Granite City, Madison County, IL Disposal Revenue
 Bonds SAVRS
   5.00%, 5/1/27                                          700            724
Grapevine, TX Certificates of Obligation (FGIC)
   5.75%, 8/15/17                                       1,000          1,133
Hawaii State Certificate of Participation (AMBAC)
   4.80%, 5/1/12                                        1,275          1,354

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

60
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Hawaii State Department of Budget & Finance
 Special Purpose Revenue Bonds SAVRS
   1.45%, 12/1/22                                  $    1,640   $      1,640
Hillsborough County FL, Industrial Development
 Authority Pollution Control Revenue Bonds
   4.00%, 5/15/18                                       1,150          1,147
Houston, TX Housing Finance & Development Corp.,
 Single Family Mortgage Revenue Bonds
   8.00%, 6/1/14                                           50             51
Houston, TX Water & Sewer System Revenue Bonds
   5.50%, 12/1/25                                      12,350          3,626
Illinois Development Finance Authority Revenue
 Bonds (FGIC)
   Zero Coupon, 12/1/09                                 2,000          1,592
Illinois Development Finance Authority, Solid
 Waste Disposal Revenue Bonds
   5.85%, 2/1/07                                          110            117
Illinois Health Facilities Authority Revenue
 Bonds (MBIA)
   5.00%, 11/15/12                                      1,000          1,057
Indiana State University Revenue Bonds (FGIC)
   5.20%, 10/1/12                                       1,640          1,811
Indiana Transportation Finance Authority Highway
 Revenue Bonds (AMBAC)
   Zero Coupon, 12/1/16                                 1,695            888
Indianapolis, IN Airport Authority Revenue Bonds
   7.10%, 1/15/17                                         375            399
Intermountain Power Agency, UT Power Supply
 Revenue Bonds
   Zero Coupon, 7/1/17                                  1,750            900
Irving, TX Independent School District
   Zero Coupon, 2/15/13                                 1,945          1,274
Kane & De Kalb Counties, IL Unit School District
 (AMBAC)
   Zero Coupon, 12/1/09                                   725            576
Kansas State Development Finance Authority
 Revenue Bonds SAVRS (MBIA)
   1.45%, 3/15/24                                       1,800          1,800
Kent State University, OH Revenue Bonds SAVRS
   1.45%, 5/1/32                                        1,800          1,800
King County, WA General Obligation Bonds (MBIA)
   5.00%, 12/1/19                                       1,075          1,123
Lake County, IL Community Consolidated School
 District General Obligation Bonds (MBIA)
   Zero Coupon, 12/1/19                                 4,110          1,778
   Zero Coupon, 12/1/20                                 4,290          1,741
   Zero Coupon, 12/1/21                                 4,375          1,660

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Lakeview, MI Public School District
   5.00%, 5/1/16                                   $    1,060   $      1,131
Leander, TX Independent School District General
 Obligation Bonds
   4.85%, 8/15/20                                       1,160          1,191
Long Island, NY Power Authority Electric System
 Revenue Bonds (FSA)
   Zero Coupon, 6/1/16                                  3,700          2,102
Louisiana Tobacco Settlement Financing Corp.,
 Revenue Bonds
   5.50%, 5/15/30                                       1,350          1,119
Madison & Jersey Counties, IL Unit School
 District General Obligation Bonds (FSA)
   Zero Coupon, 12/1/20                                 2,900          1,181
Maryland State Economic Development Corp.,
 Revenue Bonds
   7.50%, 12/1/14                                         350            319
Massachusetts State College Building Authority
 Project Revenue Bonds
   5.375%, 5/1/15                                       1,635          1,844
Massachusetts State Development Financing Agency
 Resource Recovery Revenue Bonds
   6.90%, 12/1/29                                         250            281
Massachusetts State Health & Educational
 Facilities Authority Revenue Bonds (MBIA)
   5.75%, 10/1/22                                       2,000          2,000
Massachusetts State Health & Educational Facility
 Authority Revenue Bonds (AMBAC)
   4.80%, 7/1/12                                        1,665          1,762
Maury County, TN Industrial Development Board
 Solid Waste Disposal Revenue Bonds
   6.30%, 8/1/18                                        1,075          1,137
McKinney, TX Independent School District General
 Obligation Bonds
   4.75%, 2/15/20                                       1,155          1,177
Memphis-Shelby County, TN Airport Authority
 Special Facilities Revenue Bonds, Federal
 Express Corp.
   5.00%, 9/1/09                                          850            908
Metropolitan Pier & Exposition Authority, IL
 Dedicated State Tax Revenue Bonds
   Zero Coupon, 6/15/20                                   925            616
   Zero Coupon, 12/15/23                                4,250          1,421
Michigan City, IN Area-Wide School Building Corp.
 Revenue Bonds (FGIC)
   Zero Coupon, 1/15/17                                 2,000          1,026
   Zero Coupon, 1/15/18                                 3,000          1,445
   Zero Coupon, 1/15/20                                 1,750            744

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

                                                                              61
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Midland, TX Independent School District
   Zero Coupon, 8/15/06 (PSFG)                     $      750   $        696
   5.95%, 3/1/18 (FGIC)                                 1,225          1,405
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
   4.875%, 6/1/19                                       2,070          2,143
   5.00%, 6/1/20                                        1,170          1,217
Minneapolis & St. Paul, MN Community Special
 Facilities Revenue Bonds
   6.50%, 4/1/25                                          405            337
Missouri State Health & Educational Facilities
 Authority Revenue Bonds, SAVRS (MBIA)
   Zero Coupon, 3/14/24                                 1,450          1,450
Mobile, AL Industrial Development Board Solid
 Waste Family Mortgage Revenue Bonds,
   6.95%, 1/1/20                                          267              2
Montana State Health Facility Authority Revenue
 Bonds SAVRS (AMBAC)
   1.65%, 2/25/25                                       1,900          1,900
Montgomery County, PA Industrial Development
 Authority Pollution Control Revenue Bonds
   5.20%, 10/1/30                                         850            886
Montour, PA School District (MBIA)
   Zero Coupon, 1/1/13                                    300            200
Morton Grove, IL (FGIC)
   4.50%, 12/1/13                                       1,480          1,532
Nassau County, NY Improvement Bonds (FSA)
   6.00%, 3/1/17                                        1,275          1,464
Nebraska Investment Financing Authority Hospital
 Revenue Bonds SAVRS (MBIA)
   1.38%, 12/8/16                                       1,800          1,800
Nebraska Investment Financing Authority Revenue
 Bonds
   5.60%, 3/1/20                                           45             46
   5.80%, 3/1/20                                           35             35
Nevada Department of Business & Industry Revenue
 Bonds (AMBAC)
   Zero Coupon, 1/1/21                                  2,000            801
   Zero Coupon, 1/1/23                                  1,845            648
Nevada Housing Division
   5.30%, 4/1/28                                          450            462
   5.70%, 10/1/27                                         190            193
New Jersey Economic Development Authority Revenue
 Bonds
   Zero Coupon, 4/1/12                                    625            444
New Jersey State Transportation Trust Fund
 Authority
   Zero Coupon, 12/15/17                                3,000          3,000

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
New Orleans, LA Audubon Commission General
 Obligation Bonds (FSA)
   5.00%, 10/1/13                                  $    1,695   $      1,810
New York City, NY General Obligation Inv Fl Bonds
   2.26%, 9/30/03                                         350            395
New York City, NY Industrial Development Agency
 Revenue Bonds (FSA)
   6.00%, 11/1/15                                       1,915          2,056
New York State Dormitory Authority Revenue Bonds
   5.10%, 2/15/11                                       2,075          2,259
Noblesville, IN High School Building Corp.
 (AMBAC)
   Zero Coupon, 2/15/19                                 1,850            836
North Carolina Housing & Finance Agency Revenue
 Bonds (FHA)
   5.00%, 9/1/22                                          225            226
North Carolina Municipal Power Agency, Electric
 Revenue Bonds
   6.625%, 1/1/10                                         850            993
North Harris, TX Montgomery Community College
 District General Obligation Bonds
   4.90%, 2/15/21                                       1,825          1,869
North Side, IN High School Building Corp. Revenue
 Bonds (FSA)
   5.25%, 7/15/13                                       2,910          3,267
North Slope Borough, AK (MBIA)
   Zero Coupon, 6/30/12                                 2,900          1,972
Northern Securitization Corp., AK, Asset Backed
 Bonds
   6.20%, 6/1/22                                          200            198
Northside, TX Independent High School Building
 Corp., General Obligation Bonds
   4.90%, 8/1/21                                        1,850          1,894
Okemos, MI Public School District (MBIA)
   Zero Coupon, 5/1/15                                    900            528
Orange County, FL Housing & Finance Authority
 Single Family Mortgage Revenue Bonds
   5.10%, 9/1/27                                          160            162
Ouachita Parish, LA West Ouachita Parish School
 District Revenue Bonds (MBIA)
   4.70%, 9/1/14                                        1,020          1,079
Pearland, TX Independent School District
   4.875%, 2/15/19                                      1,425          1,472
   4.90%, 2/15/20                                       1,505          1,549
Penn Hills Township, PA
   Zero Coupon, 6/1/12                                  1,615          1,073
   Zero Coupon, 12/1/13                                   500            306

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

62
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Pennsylvania Convention Center Authority
   6.25%, 9/1/04                                   $      110   $        114
   6.70%, 9/1/16 (FGIC)                                   500            626
Pennsylvania Housing & Finance Authority
   5.20%, 4/1/27                                           40             40
   5.35%, 10/1/08                                          95             99
   5.375%, 10/1/16                                         30             30
   5.55%, 10/1/12                                         295            304
Pennsylvania State Financing Authority School
 Revenue Bonds, Aliquippa School District
   Zero Coupon, 6/1/12                                    685            457
Pennsylvania State Higher Educational Facilities
 Authority Revenue Bonds SAVRS (MBIA)
   1.49%, 7/1/32                                        1,900          1,900
Pennsylvania State Public School Building
 Authority, Marple Newtown School District
 Project Revenue Bonds (MBIA)
   4.60%, 3/1/15                                        1,065          1,113
   4.70%, 3/1/16                                          715            748
Philadelphia, PA Authority For Industrial
 Development Special Facilities Revenue Bonds,
 Doubletree Hotel
   6.50%, 10/1/27                                         320            315
Philadelphia, PA Hospital Authority Revenue Bonds
   10.875%, 7/1/08                                         90            105
Philadelphia, PA Hospitals & Higher Education
 Facilities Authority Revenue Bonds
   6.15%, 7/1/05                                           50             55
Philadelphia, PA Water & Wastewater Revenue Bonds
 (FGIC)
   5.15%, 6/15/04                                          50             52
Pittsburgh, PA Stadium Authority Lease Revenue
 Bonds
   6.50%, 4/1/11                                          205            240
Port Authority, NY & NJ Special Obligation
 Revenue Bonds
   7.00%, 10/1/07                                         600            634
Richardson, TX Hotel Occupancy Certificates of
 Obligation (FGIC)
   5.75%, 2/15/17                                       1,405          1,588
Rio Grande City, TX Consolidated Independent
 School District General Obligation Bonds
   4.45%, 8/15/20                                       1,245          1,227
Robinson Township, PA
   6.90%, 5/15/18                                         105            125
Rockport, IN Pollution Control Revenue Bonds
 SAVRS
   4.90%, 6/1/25                                          455            464

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Saginaw, MI Hospital Financing Authority Revenue
 Bonds (MBIA)
   5.375%, 7/1/19                                  $    1,265   $      1,330
Sam Rayburn, TX Municipal Power Agency Revenue
 Bonds
   6.00%, 10/1/21                                         650            657
San Antonio County, TX Parking System Revenue
 Bonds (AMBAC)
   5.50%, 8/15/17                                         700            773
Sanger, TX Independent School District
   Zero Coupon, 2/12/19                                 1,255            569
   Zero Coupon, 2/15/21                                 1,505            598
   Zero Coupon, 2/15/22                                 1,505            560
Santa Ana, CA Unified School District General
 Obligation Bonds (FGIC)
   Zero Coupon, 8/1/19                                  3,425          1,529
   Zero Coupon, 8/1/20                                  2,050            858
Savannah, GA Economic Development Authority
 Revenue Bonds
   7.40%, 4/1/26                                          310            304
Scranton, PA Health & Welfare Authority
   6.625%, 7/1/09                                          90            104
Seattle, WA Refunding & Public Improvement Bonds
 General Obligation Bonds
   4.60%, 12/1/21                                       2,500          2,510
Southeastern Area Schools, PA Revenue Bonds
   Zero Coupon, 10/1/06                                   590            540
Spring, TX Independent School District General
 Obligation Bonds (PSFG)
   5.00%, 8/15/19                                       1,760          1,836
St. Charles Parish, LA Pollution Control Revenue
 Bonds
 5.35%, 10/1/29                                           950            956
State of Nevada Department of Business &
 Industry, Revenue Bonds
   5.625%, 12/1/26                                        400            405
Steel Valley, PA School District, Allegheny
 County General Obligation Bonds
   Zero Coupon, 11/1/11                                 1,170            809
   Zero Coupon, 11/1/17                                   650            312
Stroudsberg, PA Area District School (FSA)
   4.90%, 4/1/20                                        1,110          1,150
Texas State Housing & Community Revenue Bonds
 (FSA)
   5.45%, 3/1/21                                          240            245
Texas State Turnpike Authority Revenue Bonds
 (AMBAC)
   Zero Coupon, 8/15/18                                 5,700          2,684

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

                                                                              63
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Tobacco Settlement Authority of Washington, Asset
 Backed Bonds
   6.50%, 6/1/26                                   $    1,000   $        891
Tobacco Settlement Financing Corp. NJ, Asset
 Backed Bonds
   4.375%, 6/1/19                                       1,000            983
Tobacco Settlement Financing Corp., RI, Asset
 Backed Bonds
   6.00%, 6/1/23                                        1,575          1,482
Toledo-Lucas County, OH Port Authority Revenue
 Bonds
   6.45%, 12/15/21                                        900            958
Tomball, TX Independent School District (PSFG)
   4.75%, 2/15/15                                       1,205          1,264
University of Arkansas Revenue Bonds (FSA)
   4.90%, 12/1/19                                       2,315          2,416
University of North Texas Board of Regents (FGIC)
   4.875%, 4/15/20                                      2,250          2,315
Upper Darby Township, PA (AMBAC)
   Zero Coupon, 7/15/11                                   525            381
Utah County, UT Environmental Improvement Revenue
 Bonds
   5.05%, 11/1/17                                         170            171
Utah State Water Finance Agency (AMBAC)
   4.625%, 10/1/20                                      2,500          2,524
Valparaiso, IN Middle Schools Building Corp.
 Revenue Bonds (MBIA)
   4.50%, 7/15/18                                       1,370          1,383
   4.60%, 7/15/19                                       1,630          1,649
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
   4.60%, 6/1/13                                        1,000          1,037
Waco, TX Educational Finance Corp.
   Zero Coupon, 2/1/32                                  2,425          2,425
Warren, MI Consolidated School District General
 Obligation Bonds
   4.15%, 5/1/14                                        1,000          1,022
   4.25%, 5/1/15                                        1,440          1,470
Washington State Health Care Facilities Authority
 Revenue Bonds (AMBAC)
   4.70%, 10/1/11                                       1,075          1,133
   5.125%, 11/15/11                                     1,000          1,076

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Washington State Recreational Facility
   Zero Coupon, 1/1/17                             $    6,900   $      3,565
Washoe County, NV General Obligation Bonds (FSA)
   Zero Coupon, 7/1/18                                  4,235          1,982
West Ottawa, MI Public School District
   5.00%, 5/1/21                                        1,680          1,745
West Virginia State Parkways Economic Development
 & Tourism Authority SAVRS (FGIC)
   Zero Coupon, 5/15/19                                 1,800          1,800
West Virginia University Revenue Bonds (AMBAC)
   Zero Coupon, 4/1/22                                  1,000            374
   Zero Coupon, 4/1/24                                  1,000            328
Wichita, KS Hospital Revenue Bonds SAVRS (MBIA)
   1.45%, 10/1/17                                       2,000          2,000
Winnebago County, IL School District General
 Obligation Bonds (FSA)
   Zero Coupon, 1/1/14                                  3,600          2,229
Wisconsin Housing & Economic Development
 Authority Home Ownership Revenue Bonds
   5.125%, 9/1/26                                       1,120          1,157
Wisconsin State Health & Educational Facilities
 Authority (AMBAC)
   5.625%, 2/15/12                                      1,000          1,127
York County, PA Hospital Authority Revenue Bonds
 (AMBAC)
   2.59%, 7/1/21                                        1,800          1,800
Ypsilanti, MI School District General Obligation
 Bonds (FGIC)
   4.70%, 5/1/12                                        1,115          1,180
----------------------------------------------------------------------------
GROUP TOTAL                                                          274,260
----------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (11.9%)
Federal Home Loan Mortgage Corporation,
 ??April TBA
   6.50%, 4/1/33                                       16,800         17,509
Federal National Mortgage Association,
 ??April TBA
   6.50%, 4/1/33                                       16,800         17,519
----------------------------------------------------------------------------
GROUP TOTAL                                                           35,028
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

64
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.6%)
Federal Home Loan Mortgage Corporation Inv Fl IO
   7.82%, 4/15/25                                  $      382   $         12
Federal National Mortgage Association
   Inv Fl IO
   6.795%, 12/25/29                                     1,660            108
   7.695%, 3/25/23                                      2,139            277
   8.00%, 6/1/30                                          819            117
   IO
   7.00%, 3/1/32                                        1,278            171
   8.00%, 5/1/30                                          966            140
Government National Mortgage Association
   SA Inv FI IO
   6.72%, 5/16/32                                       2,601            225
   Inv Fl IO
   6.67%, 12/16/25                                      2,021            196
   7.27%, 4/16/19                                       2,333            281
   7.27%, 12/16/29                                      1,029            117
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,644
----------------------------------------------------------------------------
FINANCE (0.0%)
iStar Financial, Inc.
   7.00%, 3/15/08                                         120            122
----------------------------------------------------------------------------
INDUSTRIALS (1.9%)
Abitibi-Consolidated, Inc.
   8.55%, 8/1/10                                          450            494
   8.85%, 8/1/30                                          220            232
ArvinMeritor, Inc.
   6.625%, 6/15/07                                        100             98
#AT&T Corp.
   8.50%, 11/15/31                                        480            516
Bowater Canada Finance
   7.95%, 11/15/11                                        660            680
Echostar DBS Corp.
   9.375%, 2/1/09                                         280            298
Ford Motor Co.
   6.625%, 10/1/28                                      1,234            863
   7.45%, 7/16/31                                         470            360
Hilton Hotels Corp.
   7.625%, 12/1/12                                        390            391
?Hyatt Equities LLC
   6.875%, 6/15/07                                        260            263

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
MDC Holdings, Inc.
   7.00%, 12/1/12                                  $      180   $        188
Smithfield Foods, Inc.
   8.00%, 10/15/09                                        210            214
?##Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/1/07                                         100            100
   8.375%, 5/1/12                                         245            244
Tenet Healthcare Corp.
   7.375%, 2/1/13                                         835            839
----------------------------------------------------------------------------
GROUP TOTAL                                                            5,780
----------------------------------------------------------------------------
UTILITIES (0.1%)
?El Paso Energy Partners LP
   8.50%, 6/1/10                                          245            250
----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $304,130)                                                     317,084
----------------------------------------------------------------------------
                                                     SHARES
                                                       ------
SHORT-TERM INVESTMENTS (4.1%)
----------------------------------------------------------------------------
MONEY MARKET FUNDS (2.7%)
Dreyfus Basic Municipal Money Market Fund           3,963,751          3,962
Vanguard Tax Exempt Money Market Fund               3,967,501          3,966
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,928
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                       ------
REPURCHASE AGREEMENT (0.8%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 03/31/03, due 4/1/03               $    2,304   $      2,304
----------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.6%)
++U.S. Treasury Bills
   1.19%, 7/17/03                                         800            797
   1.20%, 9/25/03                                       1,100          1,094
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,891
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $12,123)                                                       12,123
----------------------------------------------------------------------------
TOTAL INVESTMENTS (111.5%)
 (Cost $316,253)                                                     329,207
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

                                                                              65
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                        VALUE          VALUE
                                                        (000)          (000)
----------------------------------------------------------------------------
OTHER ASSETS (1.4%)
Cash                                               $        5
Interest Receivable                                     2,429
Net Unrealized Appreciation on Swap Agreements          1,551
Receivable for Portfolio Shares Sold                       23
Other                                                       2   $      4,010
----------------------------------------------------------------------------
LIABILITIES (-12.9%)
Payable for Forward Commitments                       (35,123)
Payable for Investments Purchased                      (1,806)
Payable for Daily Variation Margin on Futures
 Contracts                                               (788)
Payable for Investment Advisory Fees                     (266)
Payable for Administrative Fees                           (28)
Payable for Trustees' Fees and Expenses                    (7)
Payable for Custodian Fees                                 (4)
Other Liabilities                                         (23)      (38,045)
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $    295,172
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $    282,484
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              1,107
 Accumulated Net Realized Gain (Loss)                                (3,288)
 Unrealized Appreciation (Depreciation) on:
 Investment Securities                                                12,954
   Futures                                                               364
   Swaps                                                               1,551
----------------------------------------------------------------------------
NET ASSETS                                                      $    295,172
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $    295,172
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 23,730,279 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $      12.44
----------------------------------------------------------------------------

?     144A security. Certain conditions for public sale may exist.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2003.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
---------------------------------------------------------------
??    Security is subject to delayed delivery.
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2003.
# Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2003. Maturity date disclosed is the ultimate maturity.
IO    Interest Only
AMBAC American Municipal Bond Assurance Corporation
FGIC  Financial Guaranty Insurance Corporation
FHA   Federal Housing Administration
FSA   Financial Security Assurance
MBIA  Municipal Bond Insurance Association
PSFG  Permanent School Fund Guaranteed
SAVRS Semi-Annual Variable Rate Securities
TBA   To be announced.

---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at period end:

                                                                      NET
                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
                           CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
LONG:
 U.S. Treasury
     2 yr. Note                  192   US$ 41,382       Jun-03   $           92
                                                                 --------------
SHORT:
   U.S. Treasury
     5 yr. Note                   90   US$ 10,215       Jun-03   $           22
   U.S. Treasury
     10 yr. Note                 272   US$ 31,246       Jun-03              (11)
   U.S. Treasury
     Long Bond                   627   US$ 70,694       Jun-03              261
                                                                 --------------
                                                                 $          272
                                                                 --------------
                                                                 $          364
                                                                 ==============

---------------
US$ -- U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

66
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

BALANCED PORTFOLIO

The Balanced Portfolio seeks to realize above-average total return over a market cycle of three to five years. The Portfolio invests in a mix of equity and fixed income securities. The Portfolio normally invests 45-75% of its assets in equity securities and 25-55% of its assets in fixed income securities. The Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. The Portfolio's equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio's fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds.
AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
BALANCED PORTFOLIO

                                         Six       One      Five     Ten
                                        Months    Year      Year    Year
-----------------------------------------------------------------------------
Institutional Class (1)                 5.22%    (14.25%)  (0.24%)  7.05%
-----------------------------------------------------------------------------
Investment Class (2)                    5.13%    (14.37%)  (0.48%)     --
-----------------------------------------------------------------------------
Adviser Class (3)                       5.09%    (14.46%)  (0.50%)     --
-----------------------------------------------------------------------------
S&P 500 Index**                         5.03%    (24.76%)  (3.77%)  8.53%
-----------------------------------------------------------------------------
Salomon Broad Investment Grade Index**  3.03%     11.56%    7.48%   7.24%
-----------------------------------------------------------------------------
60/40 Blended Index**                   4.30%    (10.91%)   1.27%   8.44%
-----------------------------------------------------------------------------

* Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the S&P 500 Index and the Salomon Broad Investment Grade Index, both unmanaged market indices, as well as the 60/40 Blended Index, an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

(1) Represents an investment in the Institutional Class. The Balanced Portfolio commenced operations on 12/31/92.

(2) Represents an investment in the Investment Class which commenced operations 4/3/97.

(3) Represents an investment in the Adviser Class which commenced operations 11/1/96.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

                                                                              67
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

BALANCED PORTFOLIO
FIXED INCOME SECURITIES (51.9%)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (1.0%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 2/20/25-1/20/28                         $    1,999   $      2,060
   5.625%, 11/20/25-12/20/27                              712            730
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,790
----------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (24.0%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   10.00%, 9/1/17                                         118            131
   10.50%, 8/1/19-12/1/19                                 320            359
   11.00%, 5/1/20                                         105            117
   12.00%, 3/1/15                                          93            105
 Gold Pools:
   7.50%, 11/1/30-6/1/32                                2,132          2,274
   8.00%, 2/1/21-8/1/31                                 3,138          3,383
   9.50%, 12/1/22                                         143            159
   10.00%, 12/1/19                                        207            233
   11.00%, 9/1/20                                          44             48
 ??April TBA
   6.00%, 4/1/33                                        2,300          2,382
   6.50%, 4/1/33                                        8,350          8,702
   7.50%, 4/1/33                                        1,500          1,598
 ??May TBA
   5.00%, 5/1/18                                          900            922
   6.50%, 5/1/33                                        1,600          1,666
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 10/1/29-6/1/32                                5,352          5,704
   8.00%, 2/1/30-4/4/32                                 3,472          3,760
   8.50%, 5/1/30-12/1/30                                2,603          2,804
   9.50%, 11/1/20-4/4/30                                1,246          1,379
   10.00%, 1/1/10-1/1/20                                  147            164
   10.50%, 12/1/16-4/1/22                                 787            891
   11.50%, 11/1/19                                         11             13
   12.50%, 9/1/15                                          46             53
 ??April TBA
   5.50%, 4/1/18-4/1/33                                 4,950          5,090
   6.00%, 4/1/33                                        4,100          4,250
   6.50%, 4/1/33                                        7,875          8,212
   7.00%, 4/1/33                                        8,950          9,431
 ??May TBA
   5.00%, 5/1/18                                          925            946

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Government National Mortgage Association,
 Various Pools:
   9.50%, 10/15/18-11/15/21                        $      350   $        392
   10.00%, 11/15/09-12/15/21                            1,133          1,272
   10.50%, 2/15/20-12/15/20                               234            266
   11.00%, 1/15/19                                        202            233
 ??April TBA
   5.50%, 4/15/33                                       1,850          1,899
   6.00%, 4/15/33                                       1,000          1,043
----------------------------------------------------------------------------
GROUP TOTAL                                                           69,881
----------------------------------------------------------------------------
ASSET-BACKED CORPORATES (3.3%)
Centex Home Equity
   2.91%, 12/25/16                                        237            237
Chase Manhattan Auto Owner Trust
   2.63%, 10/15/04                                        474            475
   2.70%, 1/18/05                                       1,024          1,028
Citibank Credit Card Issuance Trust
   6.90%, 10/15/07                                        900          1,005
DaimlerChrysler Auto Trust
   2.90%, 12/6/04                                         473            475
   3.71%, 7/6/04                                          369            370
   6.11%, 11/8/04                                         616            623
Federal Home Loan Mortgage Corporation
   4.75%, 2/25/42                                         417            420
Ford Credit Auto Owner Trust
   1.62%, 8/15/05                                         400            401
   5.12%, 10/15/04                                        725            733
Harley-Davidson Motorcycle Trust
   1.56%, 5/15/07                                         479            480
Honda Auto Receivables Owner Trust
   1.46%, 9/19/05                                         600            601
Lehman ABS Manufactured Housing Contract
   3.01%, 3/15/10                                         332            333
MBNA Master Credit Card Trust
   7.80%, 10/15/12                                        900          1,084
Nissan Auto Receivables Owner Trust
   3.07%, 8/16/04                                         707            710
Whole Auto Loan Trust
   1.88%, 6/15/05                                         500            502
----------------------------------------------------------------------------
GROUP TOTAL                                                            9,477
----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (2.1%)
Federal Home Loan Mortgage Corporation,
   Inv Fl IO REMIC
   6.688%, 10/15/08                                     1,018             90
   Inv Fl IO REMIC PAC
   6.942%, 2/15/08                                        638             51

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

68
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
   Inv Fl IO
   7.27%, 10/15/29                                 $      788   $         57
   40.688%, 11/15/07                                       58             30
   IO
   7.50%, 12/1/29                                         938            123
   8.00%, 1/1/28-7/1/31                                   234             34
   Inv Fl IO REMIC
   8.287%, 3/15/08                                        441             44
Federal National Mortgage Association,
   Zero Coupon,
   5/21/03-8/1/31                                       4,240          4,145
   PG PAC
   5.50%, 6/25/08                                         615            619
   Inv Fl IO
   5.942%, 10/25/07                                     1,031             67
   6.27%, 2/17/31                                       1,693            172
   7.30%, 3/18/30                                         586             41
   IO PAC
   8.00%, 8/18/27                                         542             76
   IO
   8.00%, 4/1/24-8/1/31                                 2,371            346
   9.00%, 11/1/26                                         207             33
Government National Mortgage Association,
   Inv Fl IO
   6.72%, 4/16/29                                       1,809            161
   7.32%, 8/16/29                                       1,125            105
----------------------------------------------------------------------------
GROUP TOTAL                                                            6,194
----------------------------------------------------------------------------
FINANCE (3.2%)
?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                                          45             51
American General Corp.
   7.50%, 7/15/25                                         300            360
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                                          225            287
Bank One Corp.
   7.625%, 10/15/26                                       140            171
?Boston Properties, Inc.
   6.25%, 1/15/13                                          80             84
CIGNA Corp.
   6.375%, 10/15/11                                       105            109
(a)Citigroup, Inc.
   5.625%, 8/27/12                                        260            279
   6.00%, 2/21/12                                         240            267

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
EOP Operating LP
   6.763%, 6/15/07                                 $       75   $         83
   7.50%, 4/19/29                                         145            158
?Farmers Insurance Exchange
   8.625%, 5/1/24                                         570            436
?Florida Windstorm Underwriting Association
   7.125%, 2/25/19                                        160            184
Ford Motor Credit Corp.
   (a)7.25%, 10/25/11                                     135            124
   7.375%, 10/28/09                                       115            109
General Electric Capital Corp.
   6.75%, 3/15/32                                         330            372
General Motors Acceptance Corp.
   6.875%, 9/15/11                                        140            138
   8.00%, 11/1/31                                         370            360
Goldman Sachs Group, Inc.
   6.125%, 2/15/33                                         95             95
   6.875%, 1/15/11                                        250            285
Hartford Life, Inc.
   7.375%, 3/1/31                                         300            326
Health Net, Inc.
   8.375%, 4/15/11                                        195            228
Household Finance Corp.
   5.875%, 2/1/09                                         400            432
(a)iStar Financial, Inc.
   7.00%, 3/15/08                                          40             41
J.P. Morgan Chase & Co.
   7.00%, 11/15/09                                        330            377
?John Hancock Funds
   7.375%, 2/15/24                                        265            288
MBNA Corp.
   6.125%, 3/1/13                                         235            237
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                                         350            371
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                                         470            449
Newcourt Credit Group, Inc.
   6.875%, 2/16/05                                        105            111
?Prime Property Funding II
   7.00%, 8/15/04                                         255            271
Prologis
   5.50%, 3/1/13                                           30             31
?Prudential Holdings, LLC
   7.245%, 12/18/23                                       550            634
   (a)8.695%, 12/18/23                                    360            434
Simon Property Group LP
   6.375%, 11/15/07                                       255            277

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              69
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
FINANCE (CONT'D)
Vornado Realty Trust,
   5.625%, 6/15/07                                 $       95   $         98
Washington Mutual, Inc.
   8.25%, 4/1/10                                          100            122
?World Financial Properties,
   6.91%, 9/1/13                                          692            763
----------------------------------------------------------------------------
GROUP TOTAL                                                            9,442
----------------------------------------------------------------------------
INDUSTRIALS (4.1%)
Abitibi-Consolidated, Inc.
   8.55%, 8/1/10                                          100            110
   8.85%, 8/1/30                                          120            127
Aetna, Inc.
   7.875%, 3/1/11                                         245            285
Albertson's, Inc.
   7.50%, 2/15/11                                         145            168
ArvinMeritor, Inc.
   6.625%, 6/15/07                                         95             93
   8.75%, 3/1/12                                          120            122
AT&T Corp.
   8.50%, 11/15/31                                        265            285
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                                          165            189
Belo Corp.
   8.00%, 11/1/08                                          95            112
Boeing Capital Corp.
   5.80%, 1/15/13                                         195            194
   (a)6.10%, 3/1/11                                        70             72
Bowater Canada Finance
   7.95%, 11/15/11                                        215            221
British Telecommunications plc
   8.875%, 12/15/30                                        75             96
Cendant Corp.
   7.125%, 3/15/15                                         95             96
   7.375%, 1/15/13                                        130            135
Centex Corp.
   7.875%, 2/1/11                                          65             75
Clear Channel Communications, Inc.
   7.65%, 9/15/10                                         140            162
Conoco, Inc.
   6.95%, 4/15/29                                         250            283
Constellation Energy Group, Inc.
   7.60%, 4/1/32                                          135            154

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Continental Airlines
   6.648%, 3/15/19                                 $      362   $        294
Cox Communications, Inc.
   7.125%, 10/1/12                                        130            148
Daimler Chrysler N.A. Holding Corp.
   8.50%, 1/18/31                                         220            260
(a)Dana Corp.
   9.00%, 8/15/11                                          40             39
Deutsche Telekom International Finance BV
   8.75%, 6/15/30                                         140            166
Devon Financing Corp. ULC
   6.875%, 9/30/11                                         25             28
   7.875%, 9/30/31                                         55             66
Echostar DBS Corp.
   9.375%, 2/1/09                                          90             96
Federated Department Stores, Inc.
   6.625%, 9/1/08                                         100            111
   7.90%, 5/1/46                                          105            115
?FMC Corp.
   10.25%, 11/1/09                                         25             27
Ford Motor Co.
   6.625%, 10/1/28                                        630            441
++Glencore Nickel Property Ltd.
   9.00%, 12/1/14                                         320              6
GTE Corp.
   6.94%, 4/15/28                                         400            432
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                                          190            219
HCA, Inc.
   7.19%, 11/15/15                                         60             64
   7.58%, 9/15/25                                         115            118
   9.00%, 12/15/14                                        150            182
Hertz Corp.
   7.40%, 3/1/11                                          105             93
   7.625%, 6/1/12                                         120            107
(a)Hilton Hotels Corp.
   7.625%, 12/1/12                                        165            165
Honeywell International, Inc.
   6.125%, 11/1/11                                        290            322
?Hyatt Equities LLC
   6.875%, 6/15/07                                        160            162
Inco Ltd.
   7.20%, 9/15/32                                          35             36
   7.75%, 5/15/12                                         100            114
?International Paper Co.
   5.30%, 4/1/15                                          105            104
   5.85%, 10/30/12                                         95            100

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

70
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Kennametal, Inc.
   7.20%, 6/15/12                                  $      130   $        139
Kerr McGee Corp.
   5.875%, 9/15/06                                         35             38
   6.875%, 9/15/11                                         65             72
Kroger Co.
   (a)7.50%, 4/1/31                                       230            257
   7.70%, 6/1/29                                           60             68
Lenfest Communications, Inc.
   7.625%, 2/15/08                                        335            373
Lockheed Martin Corp.
   7.75%, 5/1/26                                          160            192
Lowe's Cos., Inc.
   6.50%, 3/15/29                                         105            113
   6.875%, 2/15/28                                         65             73
Masco Corp.
   6.50%, 8/15/32                                          85             87
MDC Holdings, Inc.
   7.00%, 12/1/12                                          35             36
(a)MeadWestvaco Corp.
   6.85%, 4/1/12                                           80             90
MGM Mirage, Inc.
   8.50%, 9/15/10                                         120            133
Mohawk Industries, Inc.
   7.20%, 4/15/12                                          80             90
(a)Monsanto Co.
   7.375%, 8/15/12                                        125            137
News America Holdings, Inc.
   7.28%, 6/30/28                                          65             69
   7.75%, 2/1/24                                          270            301
Pemex Project Funding Master Trust
   9.125%, 10/13/10                                        55             64
(a)Phelps Dodge Corp.
   8.75%, 6/1/11                                           77             84
Pulte Homes, Inc.
   7.875%, 8/1/11                                         175            200
Raytheon Co.
   8.30%, 3/1/10                                           80             94
(a)Safeway, Inc.
   5.80%, 8/15/12                                          85             90
?Sappi Papier Holding AG
   6.75%, 6/15/12                                          90            101
Sempra Energy Co.
   6.00%, 2/1/13                                           50             52
Smithfield Foods, Inc.
   8.00%, 10/15/09                                         65             66

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
(a)Sprint Capital Corp.
   8.375%, 3/15/12                                 $      125   $        133
?(a)##Starwood Hotels & Resorts Worldwide, Inc.
   8.375%, 5/1/12                                         205            204
Station Casinos, Inc., Senior Notes
   8.375%, 2/15/08                                         25             27
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                                        266            292
Tenet Healthcare Corp.
   6.875%, 11/15/31                                       215            195
   7.375%, 2/1/13                                          80             80
Time Warner Cos., Inc.
   6.625%, 5/15/29                                        145            136
   7.57%, 2/1/24                                          145            152
Verizon Global Funding Corp.
   7.75%, 12/1/30                                         120            144
Waste Management, Inc.
   7.00%, 7/15/28                                          30             31
   7.375%, 5/15/29                                        265            287
Weyerhaeuser Co.
   6.75%, 3/15/12                                         185            203
----------------------------------------------------------------------------
GROUP TOTAL                                                           11,897
----------------------------------------------------------------------------
MORTGAGES -- OTHER (0.1%)
American Housing Trust
   9.125%, 4/25/21                                         53             54
Federal National Mortgage Association
   8.50%, 9/25/20                                          64             71
First Federal Savings & Loan Association
   8.75%, 6/1/06                                            1              1
Ryland Acceptance Corp. IV
   6.65%, 7/1/11                                           26             27
----------------------------------------------------------------------------
GROUP TOTAL                                                              153
----------------------------------------------------------------------------
OTHER (5.7%)
?TRAINS
   5.89%, 1/25/07                                       4,351          4,668
   (a)6.591%, 8/15/08                                   2,520          2,658
   6.851%, 1/15/12                                      1,752          1,942
   7.754%, 11/15/31                                       660            762
   8.654%, 2/1/12                                       6,615          6,565
----------------------------------------------------------------------------
GROUP TOTAL                                                           16,595
----------------------------------------------------------------------------
SOVEREIGN (0.2%)
Republic of Colombia
   10.75%, 1/15/13                                         85             90

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              71
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
SOVEREIGN (CONT'D)
United Mexican States
   8.30%, 8/15/31                                  $      120   $        129
   (a)8.375%, 1/14/11                                     400            461
----------------------------------------------------------------------------
GROUP TOTAL                                                              680
----------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY (0.2%)
Federal National Mortgage Association
   6.625%, 11/15/30                                       500            589
----------------------------------------------------------------------------
(a)U.S. TREASURY SECURITIES (7.7%)
U.S. Treasury Bond
   6.125%, 8/15/29                                      2,800          3,280
   8.125%, 8/15/21                                      7,650         10,769
U.S. Treasury Note
   5.00%, 8/15/11                                       4,150          4,550
U.S. Treasury Strip
   IO
   5.26%, 2/15/20                                       3,725          1,551
   5.27%, 5/15/20                                         950            390
   5.32%, 2/15/21                                       2,175            851
   5.35%, 11/15/21                                        875            328
   PO
   5/15/11                                              1,000            730
----------------------------------------------------------------------------
GROUP TOTAL                                                           22,449
----------------------------------------------------------------------------
UTILITIES (0.3%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                                          75             79
Columbus Southern Power Co.
   6.60%, 3/1/33                                           30             31
Consolidated Natural Gas Co.
   6.25%, 11/1/11                                         125            138
?El Paso Energy Partners LP
   8.50%, 6/1/10                                           80             82
Exelon Corp.
   6.75%, 5/1/11                                           70             79
Florida Power & Light Co.
   4.85%, 2/1/13                                           35             36
Mobile Energy Services LLC
   8.665%, 1/1/17                                         438             22
Ohio Power Co.
   6.60%, 2/15/33                                          30             31
(a)PSEG Energy Holdings, Inc.
   8.625%, 2/15/08                                        110            114
   9.125%, 2/10/04                                        180            185
?Ras Laffan Liquefied Natural Gas Co. Ltd.
   8.294%, 3/15/14                                        145            154

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
Wisconsin Energy Corp.
   6.20%, 4/1/33                                   $       35   $         35
----------------------------------------------------------------------------
GROUP TOTAL                                                              986
----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $153,811)                                                     151,133
----------------------------------------------------------------------------
                                                     SHARES
                                                       ------
COMMON STOCKS (55.2%)
----------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.7%)
Boeing Co. (The)                                        9,930            249
General Dynamics Corp.                                  1,270             70
Honeywell International, Inc.                          10,817            231
Lockheed Martin Corp.                                  11,170            531
Northrop Grumman Corp.                                    360             31
Raytheon Co.                                            4,610            131
*United Technologies Corp.                             14,280            825
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,068
----------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS (0.2%)
FedEx Corp.                                             4,000            220
United Parcel Service, Inc., Class B                    8,300            473
----------------------------------------------------------------------------
GROUP TOTAL                                                              693
----------------------------------------------------------------------------
AIRLINES (0.1%)
Southwest Airlines Co.                                 10,010            144
----------------------------------------------------------------------------
AUTO COMPONENTS (0.0%)
Delphi Corp.                                           12,400             85
----------------------------------------------------------------------------
AUTOMOBILES (0.1%)
Ford Motor Co.                                         16,200            122
*General Motors Corp.                                     500             17
Harley-Davidson, Inc.                                   2,750            109
----------------------------------------------------------------------------
GROUP TOTAL                                                              248
----------------------------------------------------------------------------
BANKS (3.2%)
AmSouth Bancorp                                         6,830            136
Bank of America Corp.                                  22,072          1,475
Bank of New York Co.                                   18,140            372
Bank One Corp.                                          8,670            300
BB&T Financial Corp.                                    2,100             66
Charter One Financial, Inc.                             2,673             74
Comerica, Inc.                                          4,940            187
Fifth Third Bancorp                                     4,910            246
FleetBoston Financial Corp.                             8,490            203
Golden West Financial Corp.                             3,170            228
KeyCorp.                                                9,140            206
Marshall & Ilsley Corp.                                 4,370            112

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

72
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
BANKS (CONT'D)
Mellon Financial Corp.                                  3,240   $         69
National City Corp.                                     5,420            151
Northern Trust Corp.                                    1,670             51
PNC Financial Services Group                           19,100            809
(a)Regions Financial Corp.                              5,960            193
SouthTrust Corp.                                        6,300            161
SunTrust Banks, Inc.                                    2,360            124
(a)Synovus Financial Corp.                              6,570            118
U.S. Bancorp                                           38,490            731
Union Planters Corp.                                    5,420            142
Wachovia Corp.                                         26,860            915
Washington Mutual, Inc.                                31,360          1,106
*Wells Fargo & Co.                                     24,820          1,117
----------------------------------------------------------------------------
GROUP TOTAL                                                            9,292
----------------------------------------------------------------------------
BEVERAGES (1.4%)
Anheuser-Busch Cos., Inc.                              12,375            577
Coca-Cola Co. (The)                                    46,455          1,880
(a)Coca-Cola Enterprises, Inc.                          7,010            131
Pepsi Bottling Group, Inc.                              7,870            141
PepsiCo, Inc.                                          31,640          1,266
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,995
----------------------------------------------------------------------------
BIOTECHNOLOGY (1.0%)
*Amgen, Inc.                                           38,998          2,244
*Biogen, Inc.                                           4,110            123
*Celgene Corp.                                          2,550             66
*Chiron Corp.                                           5,430            204
*Gilead Sciences, Inc.                                  3,925            165
*Medimmune, Inc.                                        6,670            219
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,021
----------------------------------------------------------------------------
BUILDING PRODUCTS (0.1%)
Masco Corp.                                            15,110            281
----------------------------------------------------------------------------
CHEMICALS (0.7%)
Air Products & Chemicals, Inc.                         10,600            439
Dow Chemical Co. (The)                                  4,800            133
E.I. DuPont de Nemours                                 10,300            400
Ecolab, Inc.                                            5,850            289
(a)Engelhard Corp.                                     16,500            353
PPG Industries, Inc.                                    3,000            135
Rohm & Haas Co.                                        12,900            384
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,133
----------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.5%)
*Apollo Group, Inc., Class A                            1,300             65
Automatic Data Processing, Inc.                         3,710            114

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
*Cendant Corp.                                         12,110   $        154
Cintas Corp.                                              720             24
*Concord EFS, Inc.                                      1,550             14
First Data Corp.                                       15,330            567
*Fiserv, Inc.                                           2,910             92
H&R Block, Inc.                                         1,100             47
Paychex, Inc.                                           3,190             88
Pitney Bowes, Inc.                                      1,550             49
*Waste Management, Inc.                                 4,290             91
*Weight Watchers International, Inc.                    4,145            191
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,496
----------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (1.0%)
*Cisco Systems, Inc.                                  139,540          1,800
*Lucent Technologies, Inc.                             22,890             34
Motorola, Inc.                                         20,680            171
(a)Nokia Oyj ADR, Class A                              19,900            279
*Qualcomm, Inc.                                        13,630            491
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,775
----------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.9%)
*Apple Computer, Inc.                                   7,640            108
*Dell Computer Corp.                                   49,070          1,340
*EMC Corp.                                             48,930            354
Hewlett-Packard Co.                                    64,188            998
International Business Machines Corp.                  23,770          1,864
*Lexmark International Group, Inc., Class A             9,600            643
*Sun Microsystems, Inc.                                56,910            186
----------------------------------------------------------------------------
GROUP TOTAL                                                            5,493
----------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (5.5%)
American Express Co.                                   30,050            998
(a)Bear Stearns Co., Inc.                               3,500            230
(a)Capital One Financial Corp.                          7,710            231
Charles Schwab Corp. (The)                             44,700            323
CIT Group, Inc.                                        14,100            238
Citigroup, Inc.                                       144,437          4,976
Countrywide Financial Corp.                               970             56
Fannie Mae                                             17,750          1,160
Federal Home Loan Mortgage Corporation                 26,365          1,400
Franklin Resources, Inc.                               12,430            409
Goldman Sachs Group, Inc. (The)                        17,070          1,162
J.P. Morgan Chase & Co.                                43,800          1,038
Lehman Brothers Holdings, Inc.                         18,530          1,070
MBNA Corp.                                             68,480          1,031
Merrill Lynch & Co., Inc.                              24,420            864
Moody's Corp.                                           3,670            170
Principal Financial Group                               7,970            216

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              73
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (CONT'D)
SLM Holding Corp.                                       2,750   $        305
State Street Corp.                                      6,480            205
----------------------------------------------------------------------------
GROUP TOTAL                                                           16,082
----------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (3.3%)
Alltel Corp.                                            8,960            401
*Amdocs Ltd.                                           16,300            217
AT&T Corp.                                             21,915            355
BellSouth Telecommunications, Inc.                     61,490          1,333
*(a)CenturyTel, Inc.                                    3,930            108
*Qwest Communications International, Inc.              48,480            169
SBC Communications, Inc.                              127,117          2,550
*Sprint Corp. (FON Group)                              25,820            303
*Verizon Communications, Inc.                         113,430          4,010
----------------------------------------------------------------------------
GROUP TOTAL                                                            9,446
----------------------------------------------------------------------------
ELECTRIC UTILITIES (2.4%)
Ameren Corp.                                           23,830            931
American Electric Power Co., Inc.                       9,830            225
Cinergy Corp.                                          16,030            539
(a)Consolidated Edison, Inc.                           17,300            665
(a)Dominion Resources, Inc.                            12,970            718
DTE Energy Co.                                         15,300            591
*Edison International                                   5,560             76
Entergy Corp.                                          16,260            783
*Exelon Corp.                                           7,820            394
(a)FirstEnergy Corp.                                   10,620            335
FPL Group, Inc.                                        10,350            610
*PG&E Corp.                                             4,010             54
*Progress Energy, Inc.                                  7,140            280
Public Service Enterprise Group, Inc.                   6,270            230
Southern Co.                                            5,050            144
(a)TXU Corp.                                            6,520            116
(a)Xcel Energy, Inc.                                   28,090            360
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,051
----------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.1%)
*Cooper Industries Ltd., Class A                        7,200            257
Emerson Electric Co.                                    1,190             54
Molex, Inc.                                               350              8
----------------------------------------------------------------------------
GROUP TOTAL                                                              319
----------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
*Agilent Technologies, Inc.                            22,030            290
*(a)Jabil Circuit, Inc.                                 3,950             69
----------------------------------------------------------------------------
GROUP TOTAL                                                              359
----------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.6%)
Baker Hughes, Inc.                                     14,510   $        434
*BJ Services Co.                                       14,990            515
Halliburton Co.                                        11,670            242
Schlumberger Ltd.                                       9,130            347
*Smith International, Inc.                              7,400            261
Transocean Sedco Forex, Inc.                            1,990             41
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,840
----------------------------------------------------------------------------
FOOD & DRUG RETAILING (0.7%)
Albertson's, Inc.                                       3,160             60
CVS Corp.                                               7,780            186
*(a)Kroger Co.                                         20,040            263
*Safeway, Inc.                                          6,640            126
Sysco Corp.                                            21,090            536
Walgreen Co.                                           26,740            788
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,959
----------------------------------------------------------------------------
FOOD PRODUCTS (0.6%)
Archer Daniels Midland Co.                              8,540             92
(a)Campbell Soup Co.                                    5,480            115
ConAgra Foods, Inc.                                     9,300            187
General Mills, Inc.                                     2,910            132
Kellogg Co.                                             8,630            265
Kraft Foods, Inc., Class A                              5,250            148
Sara Lee Corp.                                         21,840            408
Unilever N.V                                            3,700            220
(a)W.M. Wrigley Jr. Co.                                 5,210            294
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,861
----------------------------------------------------------------------------
GAS UTILITIES (0.1%)
(a)El Paso Corp.                                       19,920            120
*(a)NiSource, Inc.                                      3,500             64
----------------------------------------------------------------------------
GROUP TOTAL                                                              184
----------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
(a)Allergan, Inc.                                       1,310             89
(a)Baxter International, Inc.                           5,800            108
Becton Dickinson & Co.                                  2,270             78
Biomet, Inc.                                            1,940             59
*Boston Scientific Corp.                                4,020            164
*Guidant Corp.                                          2,450             89
Medtronic, Inc.                                        19,670            888
*St. Jude Medical, Inc.                                 4,710            230
Stryker Corp.                                           2,360            162
*Zimmer Holdings, Inc.                                  6,230            303
----------------------------------------------------------------------------
GROUP TOTAL                                                            2,170
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

74
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (1.1%)
(a)Aetna, Inc.                                          2,110   $        104
AmerisourceBergen Corp., Class A                           90              5
Cardinal Health, Inc.                                   8,260            470
CIGNA Corp.                                             7,910            362
HCA, Inc.                                              10,200            422
*Health Net, Inc.                                      42,200          1,130
*(a)HealthSouth Corp.                                  15,700              1
McKesson Corp.                                          3,160             79
*Tenet Healthcare Corp.                                 3,980             66
UnitedHealth Group, Inc.                                4,895            449
*WellPoint Health Networks, Inc.                        1,050             80
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,168
----------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.2%)
(a)Carnival Corp.                                       7,130            172
Wendy's International, Inc.                             4,795            132
*Yum! Brands, Inc.                                     11,500            280
----------------------------------------------------------------------------
GROUP TOTAL                                                              584
----------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.3%)
(a)Fortune Brands, Inc.                                 6,700            287
Stanley Works (The)                                     3,100             75
(a)Whirlpool Corp.                                     12,200            598
----------------------------------------------------------------------------
GROUP TOTAL                                                              960
----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (1.2%)
Clorox Co.                                              5,210            240
Colgate Palmolive Co.                                  11,160            608
Kimberly-Clark Corp.                                    7,430            338
Proctor & Gamble Co.                                   26,470          2,357
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,543
----------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (2.0%)
3M Corp.                                                5,990            779
General Electric Co.                                  154,535          3,941
*Textron, Inc.                                          2,220             61
Tyco International Ltd.                                82,030          1,055
----------------------------------------------------------------------------
GROUP TOTAL                                                            5,836
----------------------------------------------------------------------------
INSURANCE (2.5%)
Ace Ltd.                                               10,330            299
Aflac, Inc.                                             2,260             72
Allstate Corp. (The)                                   13,540            449
AMBAC Financial Group, Inc.                             1,150             58
American International Group, Inc.                     45,680          2,259
Chubb Corp.                                             1,150             51
Cincinnati Financial Corp.                              4,200            147

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
Erie Indemnity Co., Class A                             6,000   $        218
Hartford Financial Services Group, Inc.                16,100            568
Jefferson-Pilot Corp.                                   2,100             81
John Hancock Financial Services, Inc.                   2,900             81
Lincoln National Corp.                                  2,550             71
*Loews Corp.                                            1,920             77
Marsh & McLennan Cos., Inc.                            13,390            571
MBIA, Inc.                                              4,460            172
(a)Metlife, Inc.                                       14,190            374
(a)MGIC Investment Corp.                                5,120            201
Progressive Corp. (The)                                 4,460            265
*Prudential Financial, Inc.                            10,010            293
St. Paul Cos., Inc.                                    16,360            520
Travelers Property Casualty Corp., Class A              6,900             97
Travelers Property Casualty Corp., Class B              8,345            118
UnumProvident Corp.                                     3,070             30
XL Capital Ltd., Class A                                1,060             75
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,147
----------------------------------------------------------------------------
INTERNET & CATALOG RETAIL (0.0%)
*eBay, Inc.                                             1,600            136
----------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.1%)
*(a)Yahoo!, Inc.                                       10,470            251
----------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.2%)
*Accenture Ltd., Class A                                8,900            138
*(a)Computer Sciences Corp.                            13,700            446
Electronic Data Systems Corp.                           4,930             87
*SunGard Data Systems, Inc.                             2,350             50
----------------------------------------------------------------------------
GROUP TOTAL                                                              721
----------------------------------------------------------------------------
MACHINERY (1.1%)
Caterpillar, Inc.                                       3,820            188
(a)Cummins, Inc.                                       10,800            266
Danaher Corp.                                             720             47
Deere & Co.                                               910             36
Dover Corp.                                            11,400            276
Eaton Corp.                                             8,000            559
Illinois Tool Works, Inc.                               3,820            222
Ingersoll-Rand Co., Class A                            13,420            518
ITT Industries, Inc.                                    1,100             59
*(a)Navistar International Corp.                       11,000            271
Parker-Hannifin Corp.                                  17,000            658
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,100
----------------------------------------------------------------------------
MEDIA (1.7%)
*AOL Time Warner, Inc.                                102,433          1,112
*Clear Channel Communications, Inc.                    10,720            364

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              75
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
MEDIA (CONT'D)
*Comcast Corp., Class A                                26,042   $        744
*(a)EchoStar Communications Corp.                       5,600            162
Gannett Co., Inc.                                       1,950            137
*Univision Communications, Inc., Class A               10,700            262
*(a)USA Interactive, Inc.                               3,100             83
*Viacom, Inc., Class B                                 46,210          1,688
Walt Disney Co.                                        15,790            269
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,821
----------------------------------------------------------------------------
METALS & MINING (0.0%)
*(a)Cia Vale do Rio Doce ADR                            2,700             73
----------------------------------------------------------------------------
MULTILINE RETAIL (2.5%)
*Costco Wholesale Corp.                                 4,935            148
*Federated Department Stores, Inc.                     20,020            561
(a)J.C. Penney Co., Inc. Holding Co.                    2,310             45
*Kohl's Corp.                                          12,435            704
Sears Roebuck & Co.                                       800             19
Target Corp.                                           30,920            905
Wal-Mart Stores, Inc.                                  91,490          4,760
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,142
----------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER (0.1%)
Duke Energy Corp.                                      11,830            172
----------------------------------------------------------------------------
OIL & GAS (2.3%)
Amerada Hess Corp.                                      1,920             85
Anadarko Petroleum Corp.                                1,570             72
Apache Corp.                                            2,594            160
(a)BP plc ADR                                           9,300            359
Burlington Resources, Inc.                              6,000            286
ChevronTexaco Corp.                                    13,875            897
ConocoPhillips, Inc.                                    5,483            294
(a)Devon Energy Corp.                                     250             12
Exxon Mobil Corp.                                      96,480          3,372
Marathon Oil Corp.                                      1,720             41
Occidental Petroleum Corp.                             10,070            302
(a)Royal Dutch Petroleum Co.                           10,300            420
TotalFinaElf S.A. ADR                                   4,300            272
Unocal Corp.                                            4,680            123
----------------------------------------------------------------------------
GROUP TOTAL                                                            6,695
----------------------------------------------------------------------------
PERSONAL PRODUCTS (0.3%)
Avon Products, Inc.                                     4,520            258
Gillette Co. (The)                                     19,750            611
----------------------------------------------------------------------------
GROUP TOTAL                                                              869
----------------------------------------------------------------------------

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
PHARMACEUTICALS (7.0%)
Abbott Labs, Inc.                                      35,120   $      1,321
Bristol-Myers Squibb Co.                               66,761          1,410
Eli Lilly & Co.                                        24,570          1,404
Forest Laboratories, Inc., Class A                      9,760            527
Johnson & Johnson                                      76,960          4,454
*King Pharmaceuticals, Inc.                             3,930             47
Merck & Co., Inc.                                      52,350          2,868
Pfizer, Inc.                                          160,965          5,016
Pharmacia Corp.                                        30,380          1,315
Schering-Plough Corp.                                  29,630            528
Wyeth                                                  41,850          1,583
----------------------------------------------------------------------------
GROUP TOTAL                                                           20,473
----------------------------------------------------------------------------
REAL ESTATE (0.0%)
Equity Office Properties Trust                            510             13
----------------------------------------------------------------------------
ROAD & RAIL (0.2%)
CSX Corp.                                              12,740            363
Norfolk Southern Corp.                                 17,390            323
----------------------------------------------------------------------------
GROUP TOTAL                                                              686
----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.7%)
*Altera Corp.                                           7,910            107
*Analog Devices, Inc.                                   6,040            166
*Applied Materials, Inc.                               41,575            523
Intel Corp.                                           134,970          2,197
*(a)KLA-Tencor Corp.                                    4,170            150
*Linear Technology Corp.                               11,320            349
Maxim Integrated Products, Inc.                         9,380            339
Microchip Technology, Inc.                              3,010             60
*Micron Technology, Inc.                               10,730             87
*Novellus Systems, Inc.                                 3,150             86
Texas Instruments, Inc.                                41,400            678
*Xilinx, Inc.                                          10,110            237
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,979
----------------------------------------------------------------------------
SOFTWARE (2.6%)
Adobe Systems, Inc.                                     4,350            134
*BMC Software, Inc.                                    15,000            226
*(a)Check Point Software Technologies Ltd.             28,200            408
Computer Associates International, Inc.                 6,720             92
*Electronic Arts, Inc.                                  2,650            155
*Intuit, Inc.                                           5,360            200
Microsoft Corp.                                       202,400          4,900
*Oracle Corp.                                          95,230          1,033
*Peoplesoft, Inc.                                       4,430             68
*Siebel Systems, Inc.                                   9,520             76

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

76
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                   VALUE
                                                     SHARES        (000)
----------------------------------------------------------------------------
SOFTWARE (CONT'D)
*Symantec Corp.                                         1,900   $         75
*Veritas Software Corp.                                14,390            253
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,620
----------------------------------------------------------------------------
SPECIALTY RETAIL (2.0%)
*Bed Bath & Beyond, Inc.                               12,660            437
*Best Buy Co., Inc.                                    40,590          1,095
(a)Gap, Inc. (The)                                     35,400            513
Home Depot, Inc.                                       90,270          2,199
Lowe's Cos., Inc.                                      29,150          1,190
Limited Brands                                         10,230            131
Tiffany & Co.                                           3,350             84
TJX Cos., Inc.                                          6,250            110
----------------------------------------------------------------------------
GROUP TOTAL                                                            5,759
----------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Liz Claiborne, Inc.                                    13,000            402
V.F. Corp.                                              3,900            147
----------------------------------------------------------------------------
GROUP TOTAL                                                              549
----------------------------------------------------------------------------
TOBACCO (0.4%)
Altria Group, Inc.                                     37,630          1,127
----------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.4%)
*AT&T Wireless Services, Inc.                          98,290            649
*Nextel Communications, Inc., Class A                  23,620            316
*Sprint Corp. (PCS Group)                              28,620            125
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,090
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $160,769)                                                     160,509
----------------------------------------------------------------------------
INVESTMENT COMPANY (1.3%)
(a)iShares S&P Europe 350 Index Fund (Cost
 $4,661)                                               88,400          3,795
----------------------------------------------------------------------------
                                                     NUMBER
                                                       OF
                                                     RIGHTS
                                                       ------
RIGHTS (0.0%)
----------------------------------------------------------------------------
@United Mexican States Value Recovery Rights,
 expiring 6/30/03 (Cost $0)                               853             --
----------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Co., 11/20/05; monthly
 payments equal to 1% per annum of the
 outstanding notional balance indexed to GNMA ARM
 pools (Cost $336)                                 $    2,110   $         23
----------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (14.4%)
----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (7.2%)
Banco Bilbao Vizcaya Argentaria, NY,
   1.36%, 4/24/03                                  $    1,328   $      1,328
CC USA, Inc.,
   1.34%, 2/6/04                                          475            475
CDC IXIS,
   1.38%, 4/1/03                                          949            949
Credit Industriel et Commercial (CIC)/NY,
   1.27%, 4/24/03                                         190            190
   1.29%, 4/28/03                                         892            892
CS First Boston,
   1.38%, 4/1/03                                        9,490          9,490
Dorado Finance, Inc.,
   1.34%, 2/5/04                                          475            475
General Electric Capital Corp.,
   1.40%, 7/17/03                                         664            664
UBS Warburg LLC,
   1.35%, 4/1/03                                        4,556          4,556
Wells of Grand Cayman,
   1.38%, 4/1/03                                          949            949
Westdeutsche Landesbank AG, NY,
   1.22%, 5/14/03                                         935            935
----------------------------------------------------------------------------
GROUP TOTAL                                                           20,903
----------------------------------------------------------------------------
                                                     SHARES
                                                       ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (1.5%)
AIM S.T. Investment Co.                               664,267            664
Evergreen Select Money Market Fund                    664,267            664
Federated Prime Cash Obligations Fund                 664,267            664
Merrimac Cash Series Fund                             664,267            664
Merrill Lynch Premier Insitutional Fund               664,267            664
One Group Institutional Prime Money Market Fund       474,476            474
Reserve Primary Money Market Fund                     474,476            474
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,268
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

                                                                              77
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                      FACE
                                                     AMOUNT        VALUE
                                                     (000)         (000)
----------------------------------------------------------------------------
DISCOUNT NOTES (1.6%)
Federal Home Loan Mortgage Corporation,
   1.15%, 4/16/03-4/22/03                          $    4,685   $      4,682
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (3.8%)
**J.P. Morgan Securities, Inc.,
   1.25%, dated 3/31/03, due 4/1/03                    11,048         11,048
----------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.3%)
!!U.S. Treasury Bill
   1.20%, 9/25/03                                         830            825
----------------------------------------------------------------------------
TOTAL SHORT TERM INVESTMENTS
 (Cost $41,390)                                                       41,726
----------------------------------------------------------------------------
TOTAL INVESTMENTS (122.8%)
 (Cost $360,967)                                                     357,186
----------------------------------------------------------------------------
                                                        VALUE
                                                        (000)
----------------------------------------------------------------------------
OTHER ASSETS (5.4%)
Receivable Due from Broker                         $    6,827
Receivable for Forward Commitments                      6,773
Receivable for Investments Sold                         1,225
Interest Receivable                                       671
Dividends Receivable                                      190
Other                                                       4         15,690
----------------------------------------------------------------------------
LIABILITIES (-28.2%)
Payable for Forward Commitments                       (52,985)
Collateral on Securities Loaned, at Value             (25,171)
Net Unrealized Depreciation on Swap Agreements         (2,113)
Payable for Investments Purchased                        (618)
Payable for Daily Variation Margin on Futures
 Contracts                                               (430)
Payable for Investment Advisory Fees                     (329)
Bank Overdraft Payable                                   (289)
Payable for Administrative Fees                           (35)
Payable for Trustees' Fees and Expenses                   (18)
Payable for Distribution Fees -- Adviser Class            (11)
Payable for Custodian Fees                                (11)
Payable for Shareholder Servicing
 Fees -- Investment Class                                  (1)
Other Liabilities                                         (44)      (82,055)
----------------------------------------------------------------------------

                                                                       VALUE
                                                                       (000)
----------------------------------------------------------------------------
NET ASSETS (100%)                                               $    290,821
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                $    405,445
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                              1,370
 Accumulated Net Realized Gain (Loss)                              (110,780)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                             (3,781)
   Futures                                                               680
   Swaps                                                             (2,113)
----------------------------------------------------------------------------
NET ASSETS                                                      $    290,821
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $    232,123
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 25,638,302 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $       9.05
----------------------------------------------------------------------------
INVESTMENT CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $      5,162
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 571,317 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $       9.03
----------------------------------------------------------------------------
ADVISER CLASS
----------------------------------------------------------------------------
NET ASSETS                                                      $     53,536
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 5,921,617 outstanding shares of beneficial
 interest (unlimited authorization, no par value)               $       9.04
----------------------------------------------------------------------------

(a)    All or a portion of security on loan at March 31, 2003.
?      144A security. Certain conditions for public sale may exist.
??     Security is subject to delayed delivery.
*      Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
!! A portion of these securities was pledged to cover margin requirements for futures contracts.
++     Security is fair valued
##     Variable or floating rate security -- rate disclosed is as of March 31,
       2003.
@      Value is less than $500.
ADR    American Depositary Receipt
Inv Fl Inverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2003.

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

78
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

IO     Interest Only
PAC    Planned Amortization Class
REMIC  Real Estate Mortgage Investment Conduit
TBA    To be announced.
TRAINS Targeted Return Index Securities

---------------------------------------------------------------

FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                      NET
                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
                           CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
LONG:
 S&P 500 Index                    92   US$ 19,481       Jun-03   $          902
 U.S. Treasury
   10 yr. Note                    31   US$  3,561       Jun-03               28
                                                                 --------------
                                                                 $          930
                                                                 --------------
SHORT:
 Euro-Dollar
   Short Bond                      3   US$    741       Jun-03   $           (7)
 U.S. Treasury
   2 yr. Note                     14   US$  3,017       Jun-03               (8)
 U.S. Treasury
   5 yr. Note                    227   US$ 25,765       Jun-03             (200)
 U.S. Treasury
   Long Bond                       3   US$    338       Jun-03               (5)
 Euro-Dollar
   Short Bond                      3   US$    741       Sep-03               (9)
 Euro-Dollar
   Short Bond                      3   US$    740       Dec-03              (10)
 Euro-Dollar
   Short Bond                      3   US$    738       Mar-04              (11)
                                                                 --------------
                                                                 $         (250)
                                                                 --------------
                                                                 $          680
                                                                 ==============

---------------

US$ -- U.S. Dollars

    The accompanying notes are an integral part of the financial statements.

                                                                              79
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Investment Overview (Unaudited)

MULTI-ASSET-CLASS PORTFOLIO

The Multi-Asset-Class Portfolio seeks to realize above-average total return over a market cycle of three to five years. The Portfolio invests in equity securities and fixed income securities of U.S. and foreign issuers in accordance with the Adviser's target allocation among certain asset classes. These securities may include, to a limited extent, emerging market securities. The Portfolio's equity securities generally will be common stocks of large corporations with market capitalizations generally greater than $1 billion. The Portfolio's fixed income investments generally will include mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio seeks to invest in a combination of assets classes that do not move in tandem with each other, in an effort to improve potential return and control the Portfolio's overall risk. The Portfolio's neutral position is generally 50% domestic equity securities, 24% domestic fixed income securities, 14% foreign equity securities, 6% foreign fixed income securities and 6% high yield securities. The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years, although there is no minimum or maximum maturity for any individual security. The Adviser may use futures, swaps and other derivatives in managing the Portfolio. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments. High yield fixed income securities, otherwise known as "junk bonds", represent a much greater risk of default and tend to be more volatile than higher rated bonds.

AVERAGE ANNUAL TOTAL RETURNS ENDED 3/31/2003*
---------------------------------------------------------------
MULTI-ASSET-CLASS PORTFOLIO

                                  Six       One      Five      Since
                                 Months    Year      Year    Inception
--------------------------------------------------------------------------
Institutional Class (1)          4.61%    (15.48%)  (3.18%)    5.27%
--------------------------------------------------------------------------
Investment Class (2)             4.52%    (15.74%)  (3.35%)    2.35%
--------------------------------------------------------------------------
S&P Index **                     5.03%    (24.76%)  (3.77%)    9.25%
--------------------------------------------------------------------------
Salomon Broad Investment Grade
 Index **                        3.03%     11.56%    7.48%     7.97%
--------------------------------------------------------------------------
MSCI EAFE Index **               (2.29%)  (23.23%)  (7.13%)   (0.79%)
--------------------------------------------------------------------------
50/24/14/6/6 Blended Index**     4.31%    (11.47%)   0.02%     7.80%
--------------------------------------------------------------------------

* Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

** Total returns are compared to the S&P 500 Index, the Salomon Broad Investment Grade Index, and the Morgan Stanley Capital International EAFE Index, all unmanaged market indices, as well as the 50/24/14/6/6 Blended Index, an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE Index, 6% CS First Boston High Yield Index and 6% Salomon World Government Bond Ex-U.S. Index. Index since inception performance is from 7/29/94.

(1) Represents an investment in the Institutional Class which commenced operations on 7/29/94.

(2) Represents an investment in the Investment Class which commenced operations 6/10/96.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS FOR PERIODS LESS THAN ONE YEAR ARE CUMULATIVE.

80
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statement of Net Assets

MULTI-ASSET-CLASS PORTFOLIO
U.S. EQUITY (45.4%)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
U.S. COMMON STOCKS (45.4%)
---------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.6%)
Honeywell International, Inc.                              400   $        9
Lockheed Martin Corp.                                    1,675           80
Raytheon Co.                                               475           13
*United Technologies Corp.                               1,425           82
---------------------------------------------------------------------------
GROUP TOTAL                                                             184
---------------------------------------------------------------------------
AUTO COMPONENTS (0.0%)
Delphi Corp.                                             2,000           14
---------------------------------------------------------------------------
AUTOMOBILES (0.2%)
Ford Motor Co.                                           3,600           27
*General Motors Corp.                                      500           17
Harley-Davidson, Inc.                                      650           26
---------------------------------------------------------------------------
GROUP TOTAL                                                              70
---------------------------------------------------------------------------
BANKS (3.3%)
Bank of America Corp.                                    2,600          174
Bank of New York Co., Inc.                               1,975           40
Bank One Corp.                                             400           14
BB&T Financial Corp.                                       500           16
Comerica, Inc.                                             700           26
Fifth Third Bancorp                                        400           20
FleetBoston Financial Corp.                                400           10
Golden West Financial Corp.                                100            7
KeyCorp.                                                 1,700           38
Mellon Financial Corp.                                     100            2
National City Corp.                                        400           11
PNC Financial Services Group, Inc.                       3,100          131
SunTrust Banks, Inc.                                       200           11
U.S. Bancorp                                             5,200           99
Wachovia Corp.                                           3,600          123
Washington Mutual, Inc.                                  3,600          127
*Wells Fargo & Co.                                       3,250          146
---------------------------------------------------------------------------
GROUP TOTAL                                                             995
---------------------------------------------------------------------------
BEVERAGES (1.0%)
Anheuser-Busch Cos., Inc.                                  615           29
Brown-Foreman Corp.                                        200           15
Coca-Cola Co. (The)                                      3,725          151
Coca-Cola Enterprises, Inc.                                200            4
Pepsi Bottling Group, Inc.                                 700           12
PepsiCo, Inc.                                            2,625          105
---------------------------------------------------------------------------
GROUP TOTAL                                                             316
---------------------------------------------------------------------------
BIOTECHNOLOGY (1.0%)
*Amgen, Inc.                                             3,868          223
*Biogen, Inc.                                              400           12

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
*Celgene Corp.                                             450   $       12
*Chiron Corp.                                              200            7
*Genzyme Corp. -- General Division                         600           22
*Gilead Sciences, Inc.                                     700           29
*Medimmune, Inc.                                           400           13
---------------------------------------------------------------------------
GROUP TOTAL                                                             318
---------------------------------------------------------------------------
BUILDING PRODUCTS (0.1%)
Masco Corp.                                                800           15
---------------------------------------------------------------------------
CHEMICALS (1.0%)
Air Products & Chemicals, Inc.                           1,800           75
Dow Chemical Co.                                           700           19
E.I. DuPont de Nemours & Co.                             1,900           74
Engelhard Corp.                                          2,600           56
Monsanto Co.                                               137            2
PPG Industries, Inc.                                       500           23
Rohm & Haas Co.                                          2,200           65
---------------------------------------------------------------------------
GROUP TOTAL                                                             314
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.3%)
*Apollo Group, Inc., Class A                               150            8
Automatic Data Processing, Inc.                            500           15
First Data Corp.                                           875           32
*Weight Watchers International, Inc.                       685           32
---------------------------------------------------------------------------
GROUP TOTAL                                                              87
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.8%)
*Cisco Systems, Inc.                                    10,725          138
*@Lucent Technologies, Inc.                                100           --
Motorola, Inc.                                             800            7
Nokia Oyj ADR, Class A                                   3,200           45
*Qualcomm, Inc.                                          1,400           50
---------------------------------------------------------------------------
GROUP TOTAL                                                             240
---------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.5%)
*Apple Computer, Inc.                                      100            1
*Dell Computer Corp.                                     3,525           96
*EMC Corp.                                               2,250           16
Hewlett-Packard Co.                                      6,458          101
International Business Machines Corp.                    1,725          135
*Lexmark International Group, Inc., Class A              1,400           94
*Sun Microsystems, Inc.                                    400            1
---------------------------------------------------------------------------
GROUP TOTAL                                                             444
---------------------------------------------------------------------------
CONTAINERS & PACKAGING: PAPER & PLASTIC (0.0%)
Bemis, Inc.                                                100            4
*Sealed Air Corp.                                          100            4
---------------------------------------------------------------------------
GROUP TOTAL                                                               8
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              81
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (4.3%)
American Express Co.                                     2,250   $       75
Capital One Financial Corp.                                200            6
Charles Schwab Corp. (The)                               2,225           16
CIT Group, Inc.                                          2,300           39
Citigroup, Inc.                                         10,750          370
Fannie Mae                                               1,300           85
Freddie Mac                                              3,600          191
Goldman Sachs Group, Inc. (The)                          2,100          143
J.P. Morgan Chase & Co.                                  5,375          128
Lehman Brothers Holdings, Inc.                           1,600           92
MBNA Corp.                                               5,250           79
Merrill Lynch & Co., Inc.                                1,300           46
Principal Financial Group                                  300            8
SLM Holding Corp.                                          200           22
State Street Corp.                                         300           10
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,310
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.5%)
Alltel Corp.                                               600           27
*Amdocs Ltd.                                             2,500           33
AT&T Corp.                                               1,480           24
BellSouth Telecommunications, Inc.                       4,200           91
*CenturyTel, Inc.                                          200            5
*Qwest Communications International, Inc.                2,700            9
SBC Communications, Inc.                                10,400          209
*Sprint Corp. (FON Group)                                1,500           18
*Verizon Communications, Inc.                           10,075          356
---------------------------------------------------------------------------
GROUP TOTAL                                                             772
---------------------------------------------------------------------------
ELECTRIC UTILITIES (1.3%)
Ameren Corp.                                             1,400           55
American Electric Power Co., Inc.                          200            5
Cinergy Corp.                                            1,200           40
*Citizens Communications Co.                             1,400           14
CMS Energy Corp.                                         2,300           10
Consolidated Edison, Inc.                                1,600           62
Dominion Resources, Inc.                                   500           28
DTE Energy Co.                                           1,100           42
Edison International                                       300            4
Entergy Corp.                                              800           38
FirstEnergy Corp.                                        1,200           38
FPL Group, Inc.                                            600           35
Progress Energy, Inc.                                      300           12
TECO Energy, Inc.                                        1,800           19
Xcel Energy, Inc.                                        1,000           13
---------------------------------------------------------------------------
GROUP TOTAL                                                             415
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.1%)
*Cooper Industries Ltd., Class A                         1,200   $       43
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
*Agilent Technologies, Inc.                                300            4
*Jabil Circuit, Inc.                                       705           12
---------------------------------------------------------------------------
GROUP TOTAL                                                              16
---------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.5%)
Baker Hughes, Inc.                                       1,775           53
*BJ Services Co.                                         1,675           58
*Smith International, Inc.                               1,225           43
---------------------------------------------------------------------------
GROUP TOTAL                                                             154
---------------------------------------------------------------------------
FOOD & DRUG RETAILING (0.6%)
Albertson's, Inc.                                          100            2
CVS Corp.                                                  600           14
*Kroger Co.                                              2,200           29
Walgreen Co.                                             2,575           76
*Safeway, Inc.                                             100            2
Supervalu, Inc.                                            400            6
Sysco Corp.                                              2,000           51
---------------------------------------------------------------------------
GROUP TOTAL                                                             180
---------------------------------------------------------------------------
FOOD PRODUCTS (0.5%)
Archer Daniels Midland Co.                                 700            8
ConAgra Foods, Inc.                                        200            4
General Mills, Inc.                                        100            4
Kellogg Co.                                                200            6
Kraft Foods, Inc.                                          900           25
Sara Lee Corp.                                           1,500           28
Unilever N.V                                               600           36
W.M. Wrigley Jr. Co.                                       600           34
---------------------------------------------------------------------------
GROUP TOTAL                                                             145
---------------------------------------------------------------------------
GAS UTILITIES (0.6%)
El Paso Corp.                                              200            1
Keyspan Corp.                                            1,600           52
*Kinder Morgan, Inc.                                       700           31
Nicor, Inc.                                                800           22
*NiSource, Inc.                                          1,100           20
Peoples Energy Corp.                                     1,700           61
---------------------------------------------------------------------------
GROUP TOTAL                                                             187
---------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Medtronic, Inc.                                          1,625           74
*St. Jude Medical, Inc.                                    250           12
---------------------------------------------------------------------------
GROUP TOTAL                                                              86
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

82
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (1.2%)
Cardinal Health, Inc.                                      475   $       27
CIGNA Corp.                                              1,200           55
HCA, Inc.                                                1,325           55
*Health Net, Inc.                                        6,900          185
*@HealthSouth Corp.                                      2,500           --
UnitedHealth Group, Inc.                                   425           39
---------------------------------------------------------------------------
GROUP TOTAL                                                             361
---------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.4%)
Carnival Corp.                                             400           10
Marriott International, Inc.                               200            6
McDonald's Corp.                                           700           10
*Starbucks Corp.                                           400           10
Wendy's International, Inc.                                780           21
*Yum! Brands, Inc.                                       2,075           51
---------------------------------------------------------------------------
GROUP TOTAL                                                             108
---------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.6%)
Fortune Brands, Inc.                                     1,300           56
Newell Rubbermaid, Inc.                                    200            5
Stanley Works (The)                                        500           12
Whirlpool Corp.                                          2,000           98
---------------------------------------------------------------------------
GROUP TOTAL                                                             171
---------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (1.0%)
Clorox Co.                                                 300           14
Colgate Palmolive Co.                                    1,075           59
Kimberly-Clark Corp.                                       600           27
Proctor & Gamble Co.                                     2,325          207
---------------------------------------------------------------------------
GROUP TOTAL                                                             307
---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (1.4%)
3M Corp.                                                   525           68
General Electric Co.                                     8,000          204
*Textron, Inc.                                             200            5
Tyco International Ltd.                                 10,700          138
---------------------------------------------------------------------------
GROUP TOTAL                                                             415
---------------------------------------------------------------------------
INDUSTRIALS (0.0%)
Globix Corp.                                             2,982            7
---------------------------------------------------------------------------
INSURANCE (1.8%)
Aflac, Inc.                                                400           13
Allstate Corp. (The)                                     1,100           37
American International Group, Inc.                       4,650          230
Chubb Corp.                                                100            4
Erie Indemnity Co.                                       1,000           36
Hartford Financial Services Group, Inc.                  2,100           74
Marsh & McLennan Cos., Inc.                                400           17

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
Metlife, Inc.                                              500   $       13
MGIC Investment Corp.                                      300           12
Progressive Corp. (The)                                    200           12
*Prudential Financial, Inc.                                700           20
St. Paul Cos., Inc.                                      1,900           60
Travelers Property Casualty Corp., Class A               1,100           16
Travelers Property Casualty Corp., Class B                 695           10
XL Capital Ltd., Class A                                   100            7
---------------------------------------------------------------------------
GROUP TOTAL                                                             561
---------------------------------------------------------------------------
INTERNET & CATALOG RETAIL (0.1%)
*eBay, Inc.                                                475           41
---------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.0%)
*Yahoo!, Inc.                                              100            2
---------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.4%)
*Accenture Ltd., Class A                                 1,500           23
*Computer Sciences Corp.                                 2,600           85
Electronic Data Systems Corp.                              800           14
*SunGard Data Systems, Inc.                                360            8
---------------------------------------------------------------------------
GROUP TOTAL                                                             130
---------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co.                                          200            6
Mattel, Inc.                                               500           11
---------------------------------------------------------------------------
GROUP TOTAL                                                              17
---------------------------------------------------------------------------
MACHINERY (1.3%)
Cummins, Inc.                                            1,700           42
Dover Corp.                                              1,900           46
Eaton Corp.                                              1,300           91
Ingersoll-Rand Co., Class A                              1,900           73
*Navistar International Corp.                            1,700           42
Parker-Hannifin Corp.                                    2,700          105
---------------------------------------------------------------------------
GROUP TOTAL                                                             399
---------------------------------------------------------------------------
MEDIA (1.2%)
*AOL Time Warner, Inc.                                   1,900           21
*Clear Channel Communications, Inc.                      1,225           41
Comcast Corp.                                              600           16
*Comcast Corp., Class A                                  2,093           60
*EchoStar Communications Corp.                             900           26
Gannett Co., Inc.                                          525           37
@General Motors Corp., Class H                               3           --
Omnicom Group, Inc.                                        200           11
Tribune Co.                                                200            9
*Univision Communications, Inc., Class A                 1,375           34
*USA Interactive, Inc.                                     500           13

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              83
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
MEDIA (CONT'D)
*Viacom, Inc., Class B                                   1,975   $       72
Walt Disney Co.                                          1,100           19
---------------------------------------------------------------------------
GROUP TOTAL                                                             359
---------------------------------------------------------------------------
METALS & MINING (0.1%)
*Cia Vale do Rio Doce ADR                                  400           11
Nucor Corp.                                                200            8
*United States Steel Corp.                                 200            2
Worthington Industries, Inc.                               200            2
---------------------------------------------------------------------------
GROUP TOTAL                                                              23
---------------------------------------------------------------------------
MULTI -- UTILITIES & UNREGULATED POWER (0.0%)
Duke Energy Corp.                                          200            3
---------------------------------------------------------------------------
MULTILINE RETAIL (1.7%)
*Costco Wholesale Corp.                                  1,075           32
*Federated Department Stores, Inc.                       3,200           90
*Kohl's Corp.                                              975           55
May Department Stores Co. (The)                            400            8
Sears Roebuck & Co.                                        200            5
Target Corp.                                             1,300           38
Wal-Mart Stores, Inc.                                    5,275          274
---------------------------------------------------------------------------
GROUP TOTAL                                                             502
---------------------------------------------------------------------------
OFFICE ELECTRONICS (0.0%)
Xerox Corp.                                                600            5
---------------------------------------------------------------------------
OIL & GAS (1.6%)
Amerada Hess Corp.                                         300           13
BP plc ADR                                               1,600           62
Burlington Resources, Inc.                                 475           23
ChevronTexaco Corp.                                        500           33
Exxon Mobil Corp.                                        5,925          207
Occidental Petroleum Corp.                                 900           27
Royal Dutch Petroleum Co.                                1,700           69
TotalFinaElf S.A. ADR                                      700           44
---------------------------------------------------------------------------
GROUP TOTAL                                                             478
---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.0%)
*Georgia Pacific Corp.                                     300            4
MeadWestvaco Corp                                          100            2
---------------------------------------------------------------------------
GROUP TOTAL                                                               6
---------------------------------------------------------------------------
PERSONAL PRODUCTS (0.3%)
Alberto-Culver Co., Class B                                700           34
Avon Products, Inc.                                        300           17
Gillette Co. (The)                                       1,600           50
---------------------------------------------------------------------------
GROUP TOTAL                                                             101
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
PHARMACEUTICALS (5.9%)
Abbott Labs, Inc.                                        2,100   $       79
Bristol-Myers Squibb Co.                                 7,250          153
Eli Lilly & Co.                                          1,875          107
Forest Laboratories, Inc., Class A                       1,100           59
Johnson & Johnson                                        6,525          378
Merck & Co., Inc.                                        4,325          237
Pfizer, Inc.                                            15,800          492
Pharmacia Corp.                                          2,525          109
Schering-Plough Corp.                                    1,000           18
*Watson Pharmaceuticals, Inc.                              400           12
Wyeth                                                    4,200          159
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,803
---------------------------------------------------------------------------
REAL ESTATE (0.0%)
Equity Office Properties Trust                             400           10
---------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (1.2%)
Analog Devices, Inc.                                       200            6
Applied Materials, Inc.                                  2,550           32
Intel Corp.                                             10,250          167
Linear Technology Corp.                                  1,325           41
Maxim Integrated Products, Inc.                            675           24
Microchip Technology, Inc.                                 525           11
*Micron Technology, Inc.                                   300            2
Novellus Systems, Inc.                                     550           15
Texas Instruments, Inc.                                  3,425           56
Xilinx, Inc.                                               900           21
---------------------------------------------------------------------------
GROUP TOTAL                                                             375
---------------------------------------------------------------------------
SOFTWARE (2.3%)
Adobe Systems, Inc.                                        300            9
*BMC Software, Inc.                                      2,500           38
*Check Point Software Technologies Ltd.                  4,600           67
Computer Associates International, Inc.                    100            1
*Electronic Arts, Inc.                                     450           26
*Intuit, Inc.                                              700           26
Microsoft Corp.                                         17,500          424
*Oracle Corp.                                            6,250           68
*Peoplesoft, Inc.                                          100            1
*Symantec Corp.                                            300           12
*Veritas Software Corp.                                  1,350           24
---------------------------------------------------------------------------
GROUP TOTAL                                                             696
---------------------------------------------------------------------------
SPECIALTY RETAIL (1.3%)
*Bed Bath & Beyond, Inc.                                   850           29
*Best Buy Co., Inc.                                      4,800          130
Gap, Inc. (The)                                            500            7
Home Depot, Inc.                                         4,515          110

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

84
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
SPECIALTY RETAIL (CONT'D)
Limited Brands                                           1,375   $       18
Lowe's Cos., Inc.                                        1,175           48
*Staples, Inc.                                             400            7
Tiffany & Co.                                              550           14
TJX Cos., Inc.                                           1,425           25
---------------------------------------------------------------------------
GROUP TOTAL                                                             388
---------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
*++@Viatel Holding Bermuda Ltd.                              1           --
---------------------------------------------------------------------------
TEXTILES, APPAREL, & LUXURY GOODS (0.3%)
Liz Claiborne, Inc.                                      2,000           62
Nike, Inc.                                                 200           10
V.F. Corp.                                                 600           23
---------------------------------------------------------------------------
GROUP TOTAL                                                              95
---------------------------------------------------------------------------
TOBACCO (0.3%)
Altria Group, Inc.                                       3,100           93
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.3%)
*AT&T Wireless Services, Inc.                            7,550           50
Dobson Communications Corp.                                  3            2
*Nextel Communications, Inc., Class A                    1,300           17
*Sprint Corp. (PCS Group)                                1,700            8
---------------------------------------------------------------------------
GROUP TOTAL                                                              77
---------------------------------------------------------------------------
TOTAL U.S. COMMON STOCKS
 (Cost $14,945)                                                      13,846
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                       -------
U.S. FIXED INCOME (26.2%)
---------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (21.5%)
Federal Home Loan Mortgage Corporation, Gold Pools:
 8.00%, 7/1/30-9/1/30                                  $   236          255
 8.50%, 8/1/30                                              23           25
 9.50%, 12/1/16                                             22           24
 10.00%, 6/1/19-1/1/21                                      40           44
 10.50%, 4/1/19                                             58           65
 11.00%, 9/1/16                                             15           17
 11.50%, 1/1/16                                             73           84
Federal National Mortgage Association, Conventional
 Pools:
 6.625%, 11/15/30                                          270          318
 7.50%, 2/1/30-12/1/31                                     359          382
 8.50%, 1/1/15                                              12           13
 10.00%, 5/1/22                                            134          150
 10.50%, 11/1/15-12/1/17                                    28           32
 11.00%, 11/1/20                                            19           21

                                                          FACE
                                                        AMOUNT        VALUE
                                                         (000)        (000)
---------------------------------------------------------------------------
 ??March TBA
   6.50%, 3/1/33                                       $ 1,200   $    1,251
 ??April TBA
   6.00%, 4/1/33                                           500          518
   7.00%, 4/1/33                                         1,200        1,265
 ??May TBA
   6.50%, 5/1/33                                         1,200        1,250
Government National Mortgage Association, Various
 Pools:
 10.00%, 7/15/16-8/15/20                                    76           86
 10.50%, 6/15/16-4/15/25                                   374          425
 11.00%, 12/15/09-8/15/19                                  198          228
 11.50%, 8/15/11-4/15/13                                    63           73
 12.00%, 11/15/12-10/15/15                                  31           37
---------------------------------------------------------------------------
GROUP TOTAL                                                           6,563
---------------------------------------------------------------------------
ASSET-BACKED CORPORATES (0.3%)
Federal Home Loan Mortgage Corporation
 4.75%, 2/25/42                                             46           46
Lehman ABS Manufactured Housing Contract
 3.01%, 3/15/10                                             37           37
---------------------------------------------------------------------------
GROUP TOTAL                                                              83
---------------------------------------------------------------------------
STRUCTURED INVESTMENT (2.7%)
Morgan Guaranty Trust Company, 11/20/05; monthly
 payments equal to 1% per annum of the outstanding
 notional balance indexed to GNMA ARM pools                837          831
---------------------------------------------------------------------------
U.S. TREASURY SECURITIES (1.7%)
U.S. Treasury Bonds
 8.125%, 8/15/21                                           100          141
 8.75%, 8/15/20                                            255          377
---------------------------------------------------------------------------
GROUP TOTAL                                                             518
---------------------------------------------------------------------------
UTILITIES (0.0%)
aMobile Energy Services LLC
 8.665%, 1/1/17                                             59            3
---------------------------------------------------------------------------
TOTAL U.S. FIXED INCOME
 (Cost $7,854)                                                        7,998
---------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME (4.3%)
---------------------------------------------------------------------------
EUROPEAN CURRENCY UNIT (3.3%)
Deutsche Bundesrepublik
 6.50%, 7/4/27                                         EUR   267        362
Government of France O.A.T.
 6.50%, 4/25/11                                            200          258
Treuhandanstalt
 7.50%, 9/9/04                                             333          390
---------------------------------------------------------------------------
GROUP TOTAL                                                           1,010
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              85
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                          FACE
                                                        AMOUNT        VALUE
                                                         (000)        (000)
---------------------------------------------------------------------------
JAPANESE YEN (1.0%)
Government of Japan
 1.10%, 9/20/12                                        JPY 34,000 $      300
---------------------------------------------------------------------------
UNITED STATES DOLLAR (0.0%)
##@Venezuela Government International Bond
 0.00%, 4/15/20                                        $     1           --
++@Viatel, Inc.
 12.50%, 4/15/08                                           230           --
---------------------------------------------------------------------------
GROUP TOTAL                                                              --
---------------------------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME
 (Cost $1,257)                                                        1,310
---------------------------------------------------------------------------
                                                        SHARES
                                                        ------
INTERNATIONAL EQUITY (8.5%)
---------------------------------------------------------------------------
AUSTRIA (0.1%)
BANKS (0.0%)
Erste Bank Der Oesterreichischen
 Sparkassen AG                                              37            3
---------------------------------------------------------------------------
BUILDING PRODUCTS (0.0%)
Wienerberger AG                                            562           10
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
*Telekom Austria AG                                      1,105           11
---------------------------------------------------------------------------
METALS & MINING (0.0%)
Voestalpine AG                                             264            7
---------------------------------------------------------------------------
AUSTRIA TOTAL                                                            31
---------------------------------------------------------------------------
BELGIUM (0.3%)
BANKS (0.1%)
Dexia                                                    2,796           26
---------------------------------------------------------------------------
CHEMICALS (0.1%)
Solvay S.A.                                                229           14
---------------------------------------------------------------------------
DISTRIBUTORS (0.0%)
@D'Ieteren N.V                                               4           --
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (0.1%)
Fortis AG                                                1,791           24
Groupe Bruxelles Lambert S.A.                               89            3
---------------------------------------------------------------------------
                                                                         27
---------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.0%)
Bekaert S.A.                                               276           10
---------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.0%)
AGFA Gevaert N.V                                           268            5
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
METALS & MINING (0.0%)
Umicore                                                    237   $       10
---------------------------------------------------------------------------
BELGIUM TOTAL                                                            92
---------------------------------------------------------------------------
DENMARK (0.2%)
BANKS (0.1%)
Danske Bank A/S                                          1,350           22
---------------------------------------------------------------------------
CHEMICALS (0.1%)
*Novozymes A/S                                             600           14
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
Group 4 Falck A/S                                          150            2
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.0%)
*GN Store Nord                                             600            2
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
TDC A/S                                                    600           14
---------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.0%)
Vestas Wind Systems A/S                                    250            2
---------------------------------------------------------------------------
PHARMACEUTICALS (0.0%)
Novo-Nordisk A/S                                           200            7
---------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (0.0%)
Kobenhavns Lufthavne A/S                                    40            2
---------------------------------------------------------------------------
DENMARK TOTAL                                                            65
---------------------------------------------------------------------------
FINLAND (0.3%)
BUILDING PRODUCTS (0.1%)
Uponor Oyj                                                 545           11
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.2%)
Nokia Oyj                                                4,938           68
---------------------------------------------------------------------------
INSURANCE (0.0%)
Sampo Oyj                                                  186            1
---------------------------------------------------------------------------
INTERNET & CATALOG RETAILING (0.0%)
Amer Group plc                                             300            9
---------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.0%)
Tietoenator AB                                             204            3
---------------------------------------------------------------------------
MACHINERY (0.0%)
Kone Oyj                                                   185            5
Metso Oyj                                                  165            2
---------------------------------------------------------------------------
                                                                          7
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

86
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.0%)
Stora Enso Oyj                                             218   $        2
UPM-Kymmene Oyj                                            330            4
---------------------------------------------------------------------------
                                                                          6
---------------------------------------------------------------------------
FINLAND TOTAL                                                           105
---------------------------------------------------------------------------
FRANCE (1.0%)
AEROSPACE & DEFENSE (0.0%)
European Aeronautic Defense & Space Co.                    549            4
Thales S.A.                                                171            4
Zodiac S.A.                                                168            3
---------------------------------------------------------------------------
                                                                         11
---------------------------------------------------------------------------
AUTO COMPONENTS (0.0%)
Michelin C.G.D.E                                           181            5
---------------------------------------------------------------------------
AUTOMOBILES (0.0%)
Peugeot S.A.                                               156            6
Renault S.A.                                                79            3
---------------------------------------------------------------------------
                                                                          9
---------------------------------------------------------------------------
BANKS (0.1%)
BNP Paribas                                                546           22
Societe Generale, Class A                                   36            2
---------------------------------------------------------------------------
                                                                         24
---------------------------------------------------------------------------
BUILDING PRODUCTS (0.0%)
Cie De Saint Gobain                                         88            2
---------------------------------------------------------------------------
CHEMICALS (0.0%)
Air Liquide                                                 72            9
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
Societe BIC S.A.                                           138            4
---------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.0%)
Alcatel S.A.                                             1,745           12
---------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.1%)
Vinci S.A.                                                 374           22
---------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.0%)
Imerys S.A.                                                 53            6
Lafarge S.A.                                                74            4
---------------------------------------------------------------------------
                                                                         10
---------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.0%)
*Alstom, Inc.                                              408            1
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.1%)
Accor S.A.                                                 285   $        8
Sodexho Alliance S.A.                                      323            6
---------------------------------------------------------------------------
                                                                         14
---------------------------------------------------------------------------
INSURANCE (0.1%)
AXA S.A.                                                 1,219           14
---------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.1%)
Altran Technologies S.A.                                   414            1
*Atos Origin                                               378           10
Cap Gemini S.A.                                            294            8
---------------------------------------------------------------------------
                                                                         19
---------------------------------------------------------------------------
METALS & MINING (0.0%)
Pechiney S.A.                                               35            1
---------------------------------------------------------------------------
MULTI -- UTILITIES & UNREGULATED POWER (0.0%)
Suez S.A.                                                  325            4
---------------------------------------------------------------------------
OIL & GAS (0.1%)
TotalFinaElf S.A.                                          175           22
---------------------------------------------------------------------------
PHARMACEUTICALS (0.1%)
Aventis S.A.                                               317           14
Sanofi-Synthelabo S.A.                                     194           10
---------------------------------------------------------------------------
                                                                         24
---------------------------------------------------------------------------
REAL ESTATE (0.0%)
Unibail                                                     50            3
---------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.1%)
STMicroelectronics N.V                                   1,080           20
---------------------------------------------------------------------------
SOFTWARE (0.0%)
Dassault Systemes S.A.                                     171            4
---------------------------------------------------------------------------
TEXTILES, APPAREL, & LUXURY GOODS (0.0%)
LVMH (Louis Vuitton Moet Hennessy) S.A.                    271           11
---------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (0.2%)
*Autoroutes du Sud de la France                          2,611           67
---------------------------------------------------------------------------
FRANCE TOTAL                                                            312
---------------------------------------------------------------------------
GERMANY (0.5%)
AIR FREIGHT & LOGISTICS (0.0%)
Deutsche Post AG                                           481            5
---------------------------------------------------------------------------
AUTOMOBILES (0.0%)
Porsche AG                                                   4            1
Volkswagen AG                                              149            5
---------------------------------------------------------------------------
                                                                          6
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              87
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
BANKS (0.0%)
Bayerische Hypo-und Vereinsbank AG                         223   $        2
---------------------------------------------------------------------------
BUILDING PRODUCTS (0.0%)
Buderus AG                                                 285            8
---------------------------------------------------------------------------
CHEMICALS (0.0%)
BASF AG                                                    223            8
Bayer AG                                                   370            5
---------------------------------------------------------------------------
                                                                         13
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (0.0%)
Deutsche Boerse AG                                         204            8
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
Deutsche Telekom AG                                      1,404           15
---------------------------------------------------------------------------
ELECTRIC UTILITIES (0.1%)
E.On AG                                                    370           15
---------------------------------------------------------------------------
INSURANCE (0.1%)
Allianz AG                                                 223           11
Muenchener Rueckversichungs AG (Registered)                223           13
---------------------------------------------------------------------------
                                                                         24
---------------------------------------------------------------------------
MACHINERY (0.0%)
Linde AG                                                   187            6
---------------------------------------------------------------------------
MULTILINE RETAIL (0.0%)
Metro AG                                                   149            3
---------------------------------------------------------------------------
PHARMACEUTICALS (0.1%)
Schering AG                                                555           23
---------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.0%)
Aixtron AG                                                 385            1
*Infineon Technologies AG                                  185            1
---------------------------------------------------------------------------
                                                                          2
---------------------------------------------------------------------------
SOFTWARE (0.1%)
SAP AG                                                     259           20
---------------------------------------------------------------------------
SPECIALTY RETAIL (0.0%)
Douglas Holding AG                                         253            4
---------------------------------------------------------------------------
TEXTILES, APPAREL, & LUXURY GOODS (0.0%)
Hugo Boss AG                                               385            5
---------------------------------------------------------------------------
GERMANY TOTAL                                                           159
---------------------------------------------------------------------------
GREECE (0.2%)
COMMUNICATIONS EQUIPMENT (0.0%)
Intracom S.A.                                            2,000            9
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
Hellenic Telecommunication Organization S.A.             1,700           16
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
ELECTRIC UTILITIES (0.1%)
Public Power Corp.                                         900   $       13
---------------------------------------------------------------------------
METALS & MINING (0.0%)
Viohalco, Inc.                                             400            1
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.0%)
Vodafone-Panasonic S.A.                                  1,900           10
---------------------------------------------------------------------------
GREECE TOTAL                                                             49
---------------------------------------------------------------------------
IRELAND (0.2%)
BANKS (0.2%)
Allied Irish Banks plc                                   1,453           20
Bank of Ireland                                          1,715           18
---------------------------------------------------------------------------
                                                                         38
---------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.0%)
CRH plc                                                    492            7
---------------------------------------------------------------------------
MEDIA (0.0%)
Independent News & Media plc                             2,302            4
---------------------------------------------------------------------------
IRELAND TOTAL                                                            49
---------------------------------------------------------------------------
ITALY (0.5%)
AIRLINES (0.0%)
*@Alitalia Linee, Inc.                                     685           --
---------------------------------------------------------------------------
BANKS (0.1%)
Banca Intesa S.p.A.                                      6,331           14
Banca Intesa S.p.A. RNC                                    903            1
Capitalia S.p.A.                                         1,173            2
---------------------------------------------------------------------------
                                                                         17
---------------------------------------------------------------------------
CHEMICALS (0.0%)
*Snia S.p.A.                                             1,692            3
---------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.0%)
Italcementi S.p.A.                                         455            4
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.2%)
Telecom Italia S.p.A. RNC                                5,233           22
Telecom Italia S.p.A.                                    1,613           12
---------------------------------------------------------------------------
                                                                         34
---------------------------------------------------------------------------
ELECTRIC UTILITIES (0.0%)
Enel S.p.A.                                                190            1
---------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.0%)
*Autogrill S.p.A.                                          564            4
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

88
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
INSURANCE (0.2%)
*Alleanza Assicurazioni S.p.A.                           1,466   $       11
Assicurazione Generali S.p.A.                            1,085           23
Riunione Adriatica di Sicurta S.p.A.                     2,441           30
---------------------------------------------------------------------------
                                                                         64
---------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES (0.0%)
*Tiscali S.p.A.                                            792            3
---------------------------------------------------------------------------
OIL & GAS (0.0%)
ENI-Ente Nazionale Idrocarburi S.p.A.                      663            9
---------------------------------------------------------------------------
TEXTILES, APPAREL, & LUXURY GOODS (0.0%)
Bulgari S.p.A.                                             895            4
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.0%)
TIM S.p.A.                                               2,231            9
---------------------------------------------------------------------------
ITALY TOTAL                                                             152
---------------------------------------------------------------------------
NETHERLANDS (0.4%)
AIR FREIGHT & LOGISTICS (0.0%)
TPG N.V.                                                   208            3
---------------------------------------------------------------------------
BANKS (0.1%)
ABN Amro Holdings N.V.                                     756           11
---------------------------------------------------------------------------
CHEMICALS (0.0%)
Akzo Nobel N.V.                                            228            5
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
@Buhrmann N.V.                                              58           --
Vedior N.V.                                                203            1
---------------------------------------------------------------------------
                                                                          1
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (0.1%)
ING Groep N.V.                                           1,066           12
---------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES (0.0%)
IHC Caland N.V.                                            236           10
---------------------------------------------------------------------------
INSURANCE (0.0%)
Aegon N.V.                                                 360            3
---------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.0%)
*Getronics N.V.                                          1,163            1
---------------------------------------------------------------------------
MEDIA (0.0%)
Reed Elsevier N.V.                                         816            8
Wolters Kluwer N.V.                                        222            3
---------------------------------------------------------------------------
                                                                         11
---------------------------------------------------------------------------
OFFICE ELECTRONICS (0.1%)
OCE N.V.                                                 3,179           25
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
OIL & GAS (0.1%)
Royal Dutch Petroleum Co.                                  575   $       23
---------------------------------------------------------------------------
SPECIALTY RETAIL (0.0%)
Koninklijke Vendex KBB N.V.                                487            4
---------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS (0.0%)
Hagermeyer N.V.                                            176            1
---------------------------------------------------------------------------
NETHERLANDS TOTAL                                                       110
---------------------------------------------------------------------------
NORWAY (0.1%)
BANKS (0.0%)
DnB Holding ASA                                            950            4
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
Telenor ASA                                              5,800           19
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
*Tandberg ASA                                            1,000            2
---------------------------------------------------------------------------
MACHINERY (0.0%)
Tomra Systems ASA                                          150            1
---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.0%)
Norske Skogindustrier ASA                                  100            1
---------------------------------------------------------------------------
NORWAY TOTAL                                                             27
---------------------------------------------------------------------------
PORTUGAL (0.1%)
BANKS (0.0%)
Banco Commercial Portuguese S.A.                         1,037            2
---------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.0%)
Cimpor Cimentos de Portugal S.A.                           346            6
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
Portugal Telecom SGPS S.A.                               1,606           11
---------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (0.0%)
Brisa Auto-Estradas de Portugal S.A.                     1,691            9
---------------------------------------------------------------------------
PORTUGAL TOTAL                                                           28
---------------------------------------------------------------------------
SPAIN (0.3%)
BANKS (0.0%)
Banco Bilbao Vizcaya Argentaria S.A.                       777            6
Banco Santander Central Hispano S.A.                       599            4
---------------------------------------------------------------------------
                                                                         10
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
Grupo Ferrovial S.A.                                       240            6
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              89
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.1%)
ACS, Actividades Cons Y Services                           231   $        8
Fomento de Construcciones y Contratas S.A.                 306            8
Grupo Dragados S.A.                                        423            8
---------------------------------------------------------------------------
                                                                         24
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
*Telefonica S.A.                                         3,271           30
---------------------------------------------------------------------------
ELECTRIC UTILITIES (0.0%)
Iberdrola S.A.                                             733           12
---------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.0%)
Sol Melia S.A.                                             583            2
---------------------------------------------------------------------------
METALS & MINING (0.0%)
Acerinox S.A.                                              198            7
---------------------------------------------------------------------------
OIL & GAS (0.0%)
Frontline Ltd.                                             250            3
---------------------------------------------------------------------------
SPECIALTY RETAIL (0.0%)
Inditex S.A.                                               248            5
---------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (0.1%)
++ACESA Infraestructuras S.A.                            1,057           14
---------------------------------------------------------------------------
SPAIN TOTAL                                                             113
---------------------------------------------------------------------------
SWEDEN (0.2%)
AUTO COMPONENTS (0.1%)
Trelleborg AB                                            1,600           13
---------------------------------------------------------------------------
BANKS (0.0%)
Nordea AB                                                  948            4
Svenska Handelsbanken                                      100            2
---------------------------------------------------------------------------
                                                                          6
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
Securitas AB                                               151            2
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.0%)
*Telefonaktiebolaget LM Ericsson                         3,400            2
TeliaSonera AB                                             747            2
---------------------------------------------------------------------------
                                                                          4
---------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.0%)
WM-Data AB, Class B                                      3,000            3
---------------------------------------------------------------------------
MEDIA (0.0%)
Eniro AB                                                 1,200            8
---------------------------------------------------------------------------
METALS & MINING (0.0%)
Hoganas AB, Class B                                        200            3
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.1%)
Holmen AB                                                  150   $        4
Svenska Cellulosa AB                                       199            6
---------------------------------------------------------------------------
                                                                         10
---------------------------------------------------------------------------
SPECIALTY RETAIL (0.0%)
Hennes & Mauritz AB                                        200            4
---------------------------------------------------------------------------
SWEDEN TOTAL                                                             53
---------------------------------------------------------------------------
SWITZERLAND (1.0%)
BANKS (0.1%)
*UBS AG                                                    518           22
---------------------------------------------------------------------------
CHEMICALS (0.2%)
Ciba Speciality Chemicals AG                               301           20
Clariant AG                                                 88            1
Givaudan                                                    73           28
Lonza Group AG                                             256           14
Syngenta AG                                                200            9
---------------------------------------------------------------------------
                                                                         72
---------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (0.1%)
Logitech International S.A.                                428           13
---------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.1%)
Holcim Ltd.                                                 81           13
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
Swisscom AG                                                124           38
---------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
*Kudelski S.A.                                             282            3
---------------------------------------------------------------------------
INSURANCE (0.1%)
Swiss Reinsurance Co.                                      607           30
Zurich Financial Services AG                                40            3
---------------------------------------------------------------------------
                                                                         33
---------------------------------------------------------------------------
MACHINERY (0.0%)
Schindler Holding AG                                        72           11
---------------------------------------------------------------------------
PHARMACEUTICALS (0.2%)
Novartis AG                                              1,289           48
Roche Holding AG                                           362           22
---------------------------------------------------------------------------
                                                                         70
---------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.0%)
Unaxis Holdings AG                                         195           13
---------------------------------------------------------------------------
SPECIALTY RETAIL (0.0%)
Valora Holding AG                                           12            2
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

90
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
SWITZERLAND (CONT'D)
TEXTILES, APPAREL, & LUXURY GOODS (0.1%)
*Compagnie Financiere Richemont AG                         796   $       11
Swatch Group AG, Class B                                    93            8
Swatch Group AG                                            348            6
---------------------------------------------------------------------------
                                                                         25
---------------------------------------------------------------------------
SWITZERLAND TOTAL                                                       315
---------------------------------------------------------------------------
UNITED KINGDOM (3.1%)
AEROSPACE & DEFENSE (0.0%)
BAE Systems plc                                          2,914            5
Rolls-Royce plc                                          1,310            2
---------------------------------------------------------------------------
                                                                          7
---------------------------------------------------------------------------
AUTO COMPONENTS (0.0%)
GKN plc                                                    472            1
---------------------------------------------------------------------------
BANKS (1.0%)
Barclays plc                                             8,630           50
HBOS plc                                                 5,491           57
HSBC Holdings plc                                        7,020           72
HSBC Holdings plc ADR                                      161            8
Lloyds TSB Group plc                                     8,023           41
Royal Bank of Scotland Group plc                         3,076           69
---------------------------------------------------------------------------
                                                                        297
---------------------------------------------------------------------------
BUILDING PRODUCTS (0.0%)
Novar plc                                                  534            1
Pilkington plc                                           2,332            2
---------------------------------------------------------------------------
                                                                          3
---------------------------------------------------------------------------
CHEMICALS (0.0%)
BOC Group plc                                              304            3
Imperial Chemical Industries plc                           499            1
---------------------------------------------------------------------------
                                                                          4
---------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (0.1%)
Aggreko plc                                                456            1
Brambles Industries plc                                  1,304            3
Bunzl plc                                                1,855           11
Chubb plc                                                1,231            1
De La Rue plc                                              495            2
Rentokil Initial plc                                     3,944           11
Securicor plc                                            5,439            7
---------------------------------------------------------------------------
                                                                         36
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING (0.1%)
Amec plc                                                 1,466   $        5
Balfour Beatty plc                                       3,219            7
---------------------------------------------------------------------------
                                                                         12
---------------------------------------------------------------------------
CONSTRUCTION MATERIALS (0.0%)
BPB plc                                                    299            1
Hanson plc                                                 237            1
RMC Group plc                                              336            2
---------------------------------------------------------------------------
                                                                          4
---------------------------------------------------------------------------
CONTAINERS & PACKAGING (0.0%)
Rexam plc                                                  836            5
---------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (0.0%)
Provident Financial plc                                    898            8
---------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (0.1%)
BT Group plc                                             7,778           19
Cable & Wireless plc                                     1,351            2
---------------------------------------------------------------------------
                                                                         21
---------------------------------------------------------------------------
ELECTRIC UTILITIES (0.2%)
National Grid Transco plc                                2,577           16
Scottish & Southern Energy plc                           1,238           12
Scottish Power plc                                       2,881           17
---------------------------------------------------------------------------
                                                                         45
---------------------------------------------------------------------------
GAS UTILITIES (0.0%)
Centrica plc                                             2,532            6
---------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE (0.2%)
Compass Group plc                                        2,909           13
Rank Group plc                                           1,653            6
Six Continents plc                                       1,810           17
Whitbread plc                                            1,896           16
---------------------------------------------------------------------------
                                                                         52
---------------------------------------------------------------------------
HOUSEHOLD DURABLES (0.1%)
Barratt Developments plc                                   960            6
Berkeley Group plc                                         442            4
Taylor Woodrow plc                                       3,420           10
Wimpey (George) plc                                      2,077            8
---------------------------------------------------------------------------
                                                                         28
---------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES (0.0%)
*Smiths Group plc                                          874            9
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              91
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
INSURANCE (0.1%)
Aviva plc                                                  984   $        5
Legal & General Group plc                                8,864           10
Prudential plc                                           1,190            6
---------------------------------------------------------------------------
                                                                         21
---------------------------------------------------------------------------
INTERNET & CATALOG RETAIL (0.0%)
GUS plc                                                  1,158            9
---------------------------------------------------------------------------
IT CONSULTING & SERVICES (0.0%)
LogicaCMG plc                                            2,519            4
---------------------------------------------------------------------------
MACHINERY (0.0%)
IMI plc                                                    589            2
---------------------------------------------------------------------------
MEDIA (0.0%)
Reed Elsevier plc                                        1,216            9
---------------------------------------------------------------------------
METALS & MINING (0.1%)
BHP Billiton plc                                           444            2
Johnson Matthey plc                                        592            7
Rio Tinto plc                                              168            3
---------------------------------------------------------------------------
                                                                         12
---------------------------------------------------------------------------
MULTI -- UTILITIES & UNREGULATED POWER (0.0%)
United Utilities plc                                       471            4
---------------------------------------------------------------------------
MULTILINE RETAIL (0.0%)
Next plc                                                   655            9
---------------------------------------------------------------------------
OIL & GAS (0.3%)
BP plc                                                   9,286           59
Shell Transport & Trading Co. plc                        3,156           19
---------------------------------------------------------------------------
                                                                         78
---------------------------------------------------------------------------
PHARMACEUTICALS (0.3%)
AstraZeneca plc                                            799           27
GlaxoSmithKline plc                                      2,798           49
---------------------------------------------------------------------------
                                                                         76
---------------------------------------------------------------------------
REAL ESTATE (0.0%)
British Land Co. plc                                       409            2
*Canary Wharf Group plc                                  1,395            3
Great Portland Estates plc                                 221            1
Land Securities Group plc                                  490            6
---------------------------------------------------------------------------
                                                                         12
---------------------------------------------------------------------------
ROAD & RAIL (0.0%)
Firstgroup plc                                           1,112            4
---------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS (0.0%)
Wolseley plc                                               462            4
---------------------------------------------------------------------------

                                                                      VALUE
                                                        SHARES        (000)
---------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (0.1%)
Associated British Ports Holdings plc                    2,574   $       16
BAA plc                                                  2,156           16
BBA Group plc                                            1,165            3
---------------------------------------------------------------------------
                                                                         35
---------------------------------------------------------------------------
WATER UTILITIES (0.1%)
*AWG plc                                                 1,116            9
Kelda Group plc                                          1,222            8
Severn Trent plc                                         1,803           21
---------------------------------------------------------------------------
                                                                         38
---------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS SERVICES (0.3%)
Vodafone Group plc                                      55,221           99
---------------------------------------------------------------------------
UNITED KINGDOM TOTAL                                                    954
---------------------------------------------------------------------------
TOTAL INTERNATIONAL EQUITY
 (Cost $3,261)                                                        2,614
---------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT
                                                         (000)
                                                       -------
HIGH YIELD (0.3%)
---------------------------------------------------------------------------
FIXED INCOME (0.2%)
---------------------------------------------------------------------------
INDUSTRIALS (0.2%)
@Globix Corp.
 11.00%, 5/1/08                                        $     1           --
 ++12.50%, 2/1/10                                          130           --
Johnsondiversey, Inc.
 9.63%, 5/15/12                                              5            6
Pliant Corp.
 13.00%, 6/1/10                                             10            9
Stone Energy Corp.
 8.25%, 12/15/11                                            10           10
aWaste Management, Inc.
 7.65%, 3/15/11                                             20           23
---------------------------------------------------------------------------
GROUP TOTAL                                                              48
---------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
Esprit Telecom Group plc
 ++@11.00%, 6/15/08                                         64           --
---------------------------------------------------------------------------
TOTAL FIXED INCOME
 (Cost $117)                                                             48
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

92
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                VALUE
                                                                (000)
                                                    SHARES
----------------------------------------------------------------------
COMMON STOCKS (0.0%)
----------------------------------------------------------------------
INDUSTRIALS (0.0%)
@++aKPNQwest N.V (Cost $4)                             461  $      --
----------------------------------------------------------------------
PREFERRED STOCKS (0.1%)
----------------------------------------------------------------------
INDUSTRIALS (0.0%)
@Crown Castle International Corp. PIK 12.75%             1         --
@Intermedia Communications, Inc. PIK 3.50%               1         --
----------------------------------------------------------------------
MEDIA (0.1%)
?Paxson Communications Corp. PIK 9.75%                   4         22
----------------------------------------------------------------------
UTILITIES (0.0%)
TNP Enterprises, Inc. PIK 14.50%                         1          1
----------------------------------------------------------------------
TOTAL PREFERRED STOCKS
 (Cost $31)                                                        23
----------------------------------------------------------------------
TOTAL HIGH YIELD
 (Cost $152)                                                       71
----------------------------------------------------------------------
MUTUAL FUND (2.1%)
Templeton Emerging Markets Fund (Cost $769)             78        642
----------------------------------------------------------------------
                                                      FACE
                                                    AMOUNT
                                                     (000)
                                                    ------
SHORT-TERM INVESTMENTS (19.5%)
----------------------------------------------------------------------
REPURCHASE AGREEMENT (19.0%)
**J.P. Morgan Securities, Inc.,
 1.25%, dated 3/31/03, due 4/1/03                $   5,796      5,796
----------------------------------------------------------------------
U.S. TREASURY SECURITY (0.5%)
!!U.S. Treasury Bill, 1.12%, 9/25/03                   135        134
----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $5,930)                                                  5,930
----------------------------------------------------------------------

                                                         VALUE        VALUE
                                                         (000)        (000)
---------------------------------------------------------------------------
TOTAL INVESTMENTS (106.3%)
 (Cost $34,168)                                                  $   32,411
---------------------------------------------------------------------------
OTHER ASSETS (8.6%)
Cash                                                   $     8
Receivable Due from Broker                               2,300
Receivable for Investments Sold                            107
Foreign Currency (Cost $106)                               103
Interest Receivable                                         72
Dividends Receivable                                        33
Foreign Withholding Tax Reclaim Receivable                   2        2,625
---------------------------------------------------------------------------
LIABILITIES (-14.9%)
Payable for Forward Commitments                         (4,289)
Payable for Daily Variation Margin on Futures
 Contracts                                                (125)
Payable for Investments Purchased                          (44)
Net Unrealized Depreciation on Forward Foreign
 Currency Contracts                                        (20)
Payable for Custodian Fees                                 (17)
Payable for Investment Advisory Fees                       (11)
Payable for Administrative Fees                             (8)
Payable for Trustees' Fees and Expenses                     (6)
Other Liabilities                                          (25)      (4,545)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                $   30,491
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                 $   68,711
 Undistributed (Distributions in Excess of) Net Investment
   Income                                                               (37)
 Accumulated Net Realized Gain (Loss)                               (36,431)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                             (1,757)
   Foreign Currency Translations                                        (19)
   Futures                                                               24
---------------------------------------------------------------------------
NET ASSETS                                                       $   30,491
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

                                                                              93
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                        VALUE         VALUE
                                                        (000)         (000)
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS                                                       $   28,256
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 3,913,171 outstanding shares of
 beneficial interest (unlimited authorization, no par
 value)                                                          $     7.22
---------------------------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------------------------
NET ASSETS                                                       $    2,235
Net Asset Value, Offering and Redemption Price Per Share
Applicable to 311,194 outstanding shares of
 beneficial interest (unlimited authorization, no par
 value)                                                          $     7.18
---------------------------------------------------------------------------

*     Non-Income Producing Security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
a     Security is in default.
##    Variable or floating rate security -- rate disclosed is as of March 31,
      2003.
??    Security is subject to delayed delivery.
++    Security is fair valued.
@     Value is less than $500.
ADR   American Depositary Receipt
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2003.
PIK   Payment-in-Kind Security
TBA   To be announced.
EUR   Euro
JPY   Japanese Yen
RNC   Non Convertible Savings Shares

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

94
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

---------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS: The Portfolio had the following forward foreign currency contract(s) open at period end:

                                                             NET
 CURRENCY            IN                               UNREALIZED
       TO      EXCHANGE                             APPRECIATION
  DELIVER           FOR   SETTLEMENT       VALUE  (DEPRECIATION)
    (000)         (000)         DATE       (000)           (000)
----------------------------------------------------------------
PURCHASES:
US$   291   AUD     480    6/12/03     US$   288  $           (3)
US$    30   CHF      39    6/12/03     US$    29              (1)
US$     8   DKK      54    6/12/03     US$     8              --@
US$   194   EUR     180    5/19/03     US$   196               2
US$ 1,126   EUR   1,020    6/12/03     US$ 1,112             (14)
US$   618   EUR     588    9/24/03     US$   639              21
US$   312   GBP     196    6/12/03     US$   308              (4)
US$   361   JPY  42,200    6/10/03     US$   359              (2)
US$ 1,732   JPY 201,616    6/12/03     US$ 1,713             (19)
US$     5   NOK      38    6/12/03     US$     5              --@
US$     4   SEK      37    6/12/03     US$     4              --@
                                                  --------------
                                                  $          (20)
                                                  --------------
SALES:
EUR    10   US$      11    5/19/03     US$    11  $           --@
GBP     1   US$       2    6/12/03     US$     2              --@
                                                  --------------
                                                  $           --@
                                                  --------------
                                                  $          (20)
                                                  ==============

---------------------------------------------------------------
FUTURES CONTRACTS: The Portfolio had the following futures contract(s) open at the period end:

                                                                   NET
                                                                UNREALIZED
                        NUMBER                                 APPRECIATION
                          OF          VALUE      EXPIRATION   (DEPRECIATION)
                       CONTRACTS      (000)         DATE          (000)
----------------------------------------------------------------------------
LONG:
 Hang Seng Index               4   HKD   1,698       Apr-03   $          (15)
 MSCI Sing Index              11   SGD     339       Apr-03               (9)
 SPI 200 Index                 3   AUD     218       Jun-03               --@
 DJ Euro Stoxx 50
   Index                      23   EUR     463       Jun-03              (36)
 FTSE 100 Index                5   GBP     181       Jun-03                4
 Topix Index                  16   JPY 124,720       Jun-03                1
 S&P 500 Index                 7   US$   1,482       Jun-03               69
 U.S. Treasury
   2 yr. Note                  2   US$     431       Jun-03                2
 U.S. Treasury
   5 yr. Note                 18   US$   2,043       Jun-03               12
 U.S. Treasury
   10 yr. Note                 6   US$     689       Jun-03                7
                                                              --------------
                                                              $           35
                                                              --------------
SHORT:
 U.S. Treasury
   5 yr. Note                 13   US$   1,476       Jun-03   $          (12)
 U.S. Treasury
   Long Bond                   4   US$     451       Jun-03                1
                                                              --------------
                                                              $          (11)
                                                              --------------
                                                              $           24
                                                              ==============

---------------
AUD  --  Australian Dollar
CHF  --  Swiss Franc
DKK  --  Danish Krone
EUR  --  Euro
GBP  --  British Pound
HKD  --  Hong Kong Dollar
JPY  --  Japanese Yen
NOK  --  Norwegian Krone
SEK  --  Swedish Krona
SGD  --  Singapore Dollar
US$  --  U.S. Dollar

    The accompanying notes are an integral part of the financial statements.

                                                                              95
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statements of Operations
For the Six Months Ended March 31, 2003

                                            CORE PLUS   INVESTMENT
                                              FIXED     GRADE FIXED   U.S. CORE FIXED     CASH                   INTERMEDIATE
                                             INCOME       INCOME          INCOME        RESERVES    HIGH YIELD     DURATION
                                            PORTFOLIO    PORTFOLIO       PORTFOLIO      PORTFOLIO   PORTFOLIO     PORTFOLIO
                                              (000)        (000)           (000)          (000)       (000)         (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                   $  1,349    $        91     $        25      $   --     $     301    $        13
Interest                                      89,224         11,699           6,582       1,084        19,783          2,239
---------------------------------------------------------------------------------------------------------------------------------
Total Income                                  90,573         11,790           6,607       1,084        20,084          2,252
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fee                        7,511          1,073             626         176           778            263
Administrative Fee                             1,733            253             154          69           159             69
Custodian Fee                                    143             34              20          12            39              8
Shareholder Reporting Fee                        203              6               8           6            22              4
Professional Fees                                 93             19               8           9            26             11
Insurance Fee                                     78             10               5           3            10              2
Filing & Registration Fees                        32             25              23           8            22             14
Shareholder Servicing Fee -- Investment
  Class shares                                    75             --              --           5             4             54
Distribution Fees -- Adviser Class shares        252              1              13          --            15             --
Trustees' Fees and Expenses                       --              7              --           1             6             --
Other Expenses                                    10              3               1           1             3              2
---------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                10,130          1,431             858         290         1,084            427
---------------------------------------------------------------------------------------------------------------------------------
Reimbursement of Filing Fees                      --             --              (1)         (4)           (9)            (2)
Waiver of Investment Advisory Fees                --             --              (2)        (54)           --             --
Expense Offset                                   (34)           (15)             (7)         (2)          (15)            --
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                  10,096          1,416             848         230         1,060            425
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                  80,477         10,374           5,759         854        19,024          1,827
---------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS)
Investment Securities                         64,633         12,114           6,586          --      (246,187)         1,336
Foreign Currency Transactions                     --             --              --          --        (2,326)            --
Futures                                      (20,015)        (3,367)         (1,570)         --        (1,732)         1,158
Swaps                                        (15,741)        (2,304)         (1,163)         --            --           (492)
---------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)                      28,877          6,443           3,853          --      (250,245)         2,002
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
Investment Securities                          8,374         (3,934)         (2,815)         --       276,062           (136)
Foreign Currency Translations                     --             --              --          --          (249)            --
Futures                                        8,125          1,405           1,257          --         1,836           (838)
Swaps                                          8,875            306             272          --            --            346
Short Sales                                      213             --              --          --            --             --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
  (Depreciation)                              25,587         (2,223)         (1,286)         --       277,649           (628)
---------------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change
  in Unrealized Appreciation
  (Depreciation)                              54,464          4,220           2,567          --        27,404          1,374
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $134,941    $    14,594     $     8,326      $  854     $  46,428    $     3,201
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

96
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Statements of Operations (cont'd)
For the Six Months Ended March 31, 2003

                                                             INTERNATIONAL    LIMITED                            MULTI-ASSET-
                                                             FIXED INCOME    DURATION    MUNICIPAL   BALANCED       CLASS
                                                               PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                                 (000)         (000)       (000)       (000)        (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                    $         --    $     37    $      --   $  1,689    $        157
Interest                                                            1,785       6,662        6,022      3,525             254
---------------------------------------------------------------------------------------------------------------------------------
Total Income                                                        1,785       6,699        6,022      5,214             411
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Fee                                               196         735          509        697             108
Administrative Fee                                                     49         218          125        147              24
Custodian Fee                                                          19          25           15         47              85
Shareholder Reporting Fee                                               3           8            6         --              --
Professional Fees                                                      16          14           13         18              17
Insurance Fee                                                           2           7            4          7               1
Filing & Registration Fees                                             14          23           12         22              13
Shareholder Servicing Fee -- Investment Class shares                   --          --           --          4               2
Distribution Fees -- Adviser Class shares                              --          --           --         68              --
Trustees' Fees and Expenses                                            --           1           --         --              --
Other Expenses                                                         --           2            1          2               2
---------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                        299       1,033          685      1,012             252
---------------------------------------------------------------------------------------------------------------------------------
Reimbursement of Filing Fees                                           --          (5)          (5)        (3)             (3)
Waiver of Investment Advisory Fees                                     --          --           --         --            (108)
Expenses Reimbursed by Adviser                                         --          --           --         --              (9)
Expense Offset                                                         --          (3)          (2)        --              (1)
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                          299       1,025          678      1,009             131
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                               1,486       5,674        5,344      4,205             280
---------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS)
Investment Securities                                                 533       1,225         (635)   (10,552)         (4,009)
Foreign Currency Transactions                                       1,797          --           --         --             208
Futures                                                               449        (372)      (2,835)    (2,522)           (381)
Swaps                                                                  --          --           --     (1,123)             --
---------------------------------------------------------------------------------------------------------------------------------
Net Realized Gain (Loss)                                            2,779         853       (3,470)   (14,197)         (4,182)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                               7,216         418         (758)    22,264           5,541
Foreign Currency Translations                                        (15)          --           --         --               4
Futures                                                                88       1,132          923      3,367             194
Swaps                                                                  --          --        1,456        835              --
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                7,289       1,550        1,621     26,466           5,739
---------------------------------------------------------------------------------------------------------------------------------
Total Net Realized Gain (Loss) and Change in Unrealized
  Appreciation (Depreciation)                                      10,068       2,403       (1,849)    12,269           1,557
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 $     11,554    $  8,077    $   3,495   $ 16,474    $      1,837
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $38 withholding tax for the Multi-Asset-Class Portfolio.

    The accompanying notes are an integral part of the financial statements.

                                                                              97
2003 SEMI-ANNUAL REPORT
March 31, 2003

Statements of Changes in Net Assets
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

                                                    CORE PLUS FIXED       INVESTMENT GRADE FIXED              U.S. CORE FIXED
                                                   INCOME PORTFOLIO             INCOME PORTFOLIO             INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                           ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                         MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                            2003          2002           2003          2002           2003          2002
                                           (000)          (000)         (000)          (000)         (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                  $   80,477   $     195,631   $   10,374   $      15,593   $    5,759   $       9,716
  Net Realized Gain (Loss)                   28,877         107,941        6,443          13,692        3,853           9,203
  Net Change in Unrealized Appreciation
  (Depreciation)                             25,587         (49,617)      (2,223)          3,243       (1,286)          1,014
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                 134,941         253,955       14,594          32,528        8,326          19,933
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                    (120,601)       (246,650)     (15,244)        (17,246)      (8,018)        (11,025)
  Net Realized Gain                         (46,124)             --       (2,546)             --       (5,576)             --
INVESTMENT CLASS:
  Net Investment Income                      (2,908)         (4,567)          --              --           --              --
  Net Realized Gain                          (1,212)             --           --              --           --              --
ADVISER CLASS:
  Net Investment Income                      (6,096)        (10,681)         (43)            (15)        (249)           (257)
  Net Realized Gain                          (2,483)             --           (7)             --         (191)             --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                      (179,424)       (261,898)     (17,840)        (17,261)     (14,034)        (11,282)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                301,328         662,454       76,678          91,178       43,095         165,685
  Issued on Portfolio Merger                     --         269,148           --         236,170           --              --
  Distributions Reinvested                  155,726         224,902       16,638          15,920       13,555          10,988
  Redeemed                                 (856,276)     (1,407,557)     (66,082)        (80,884)     (24,222)        (70,029)
INVESTMENT CLASS:
  Subscribed                                 29,008          25,892           --              --           --              --
  Distributions Reinvested                    4,075           4,326           --              --           --              --
  Redeemed                                   (4,455)        (21,646)          --              --           --              --
ADVISER CLASS:
  Subscribed                                 47,436          60,747            2              20        3,457           6,375
  Issued on Portfolio Merger                     --              --           --           1,625           --              --
  Distributions Reinvested                    7,426           8,957           46              13          439             257
  Redeemed                                  (30,377)        (46,355)        (164)             --       (1,315)         (2,429)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                             (346,109)       (219,132)      27,118         264,042       35,009         110,847
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

98
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                    CORE PLUS FIXED       INVESTMENT GRADE FIXED              U.S. CORE FIXED
                                                   INCOME PORTFOLIO             INCOME PORTFOLIO             INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                           ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                         MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                            2003          2002           2003          2002           2003          2002
                                           (000)          (000)         (000)          (000)         (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net
    Assets                               $ (390,592)  $    (227,075)  $   23,872   $     279,309   $   29,301   $     119,498
NET ASSETS:
  Beginning of Period                     4,166,688       4,393,763      557,966         278,657      319,600         200,102
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                            $3,776,096   $   4,166,688   $  581,838   $     557,966   $  348,901   $     319,600
---------------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in
  Excess of) Net Investment Income
  Included in End of Period Net Assets   $   20,283   $      69,411   $    2,671   $       7,584   $    1,407   $       3,915
---------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions
INSTITUTIONAL CLASS:
  Shares Subscribed                          26,939          63,027       14,637           9,592        3,837          14,848
  Shares Issued on Portfolio Merger              --          23,123           --          21,124           --              --
  Shares Issued on Distributions
  Reinvested                                 13,531          19,342        1,466           1,422        1,217             994
  Shares Redeemed                           (74,471)       (126,643)     (13,711)         (8,691)      (2,147)         (6,291)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
  Institutional Class Shares
  Outstanding                               (34,001)        (21,151)       2,392          23,447        2,907           9,551
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Subscribed                           2,490           2,195           --              --           --              --
  Shares Issued on Distributions
  Reinvested                                    354             372           --              --           --              --
  Shares Redeemed                              (381)         (1,841)          --              --           --              --
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Investment
  Class Shares Outstanding                    2,463             726           --              --           --              --
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                           4,094           5,237           77               2          308             571
  Shares Issued on Portfolio Merger              --              --           --             145           --              --
  Shares Issued on Distributions
  Reinvested                                    645             770            4               1           40              24
  Shares Redeemed                            (2,633)         (4,019)         (91)             --         (118)           (219)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser
  Class Shares Outstanding                    2,106           1,988          (10)            148          230             376
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

                                                                              99
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                      CASH RESERVES                   HIGH YIELD        INTERMEDIATE DURATION
                                                          PORTFOLIO                    PORTFOLIO                    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                           ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                         MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                            2003          2002           2003          2002           2003          2002
                                           (000)          (000)         (000)          (000)         (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                  $      854   $       2,539   $   19,024   $      60,822   $    1,827   $       3,762
  Net Realized Gain (Loss)                       --              (4)    (250,245)       (130,644)       2,002           3,733
  Net Change in Unrealized Appreciation
  (Depreciation)                                 --              --      277,649           2,033         (628)            907
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                     854           2,535       46,428         (67,789)       3,201           8,402
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                        (820)         (2,467)     (14,326)        (66,540)      (1,137)         (2,551)
  Net Realized Gain                              --              --           --              --       (1,809)             --
INVESTMENT CLASS:
  Net Investment Income                         (34)            (72)        (222)         (1,105)      (1,168)         (2,070)
  Net Realized Gain                              --              --           --              --       (1,833)             --
ADVISER CLASS:
  Net Investment Income                          --              --         (459)        (13,750)          --              --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                          (854)         (2,539)     (15,007)        (81,395)      (5,947)         (4,621)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                 59,334         189,607      137,871         256,029       13,444          19,475
  Issued on Portfolio Merger                     --              --           --         105,763           --              --
  Distributions Reinvested                      929           2,460       10,362          48,709        2,877           2,539
  Redeemed                                 (144,557)       (150,826)    (219,789)       (511,687)     (19,978)        (10,865)
INVESTMENT CLASS:
  Subscribed                                 72,122          51,206        1,596           3,860       25,618          22,111
  Distributions Reinvested                       35              73          143             768        3,001           2,070
  Redeemed                                  (68,406)        (62,358)      (6,503)         (4,561)          --          (3,015)
ADVISER CLASS:
  Subscribed                                     --              --        4,876          70,058           --              --
  Issued on Portfolio Merger                     --              --           --          12,475           --              --
  Distributions Reinvested                       --              --          428          13,572           --              --
  Redeemed                                       --              --       (7,397)       (146,974)          --              --
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                              (80,543)         30,162      (78,413)       (151,988)      24,962          32,315
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

100
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                      CASH RESERVES                   HIGH YIELD        INTERMEDIATE DURATION
                                                          PORTFOLIO                    PORTFOLIO                    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                           ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                         MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                            2003          2002           2003          2002           2003          2002
                                           (000)          (000)         (000)          (000)         (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net
  Assets                                 $  (80,543)  $      30,158   $  (46,992)  $    (301,172)  $   22,216   $      36,096
NET ASSETS:
  Beginning of Period                       179,159         149,001      387,024         688,196      122,004          85,908
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                            $   98,616   $     179,159   $  340,032   $     387,024   $  144,220   $     122,004
---------------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in
  Excess of) Net Investment Income
  Included in End of Period Net Assets   $       12   $          12   $    4,370   $         353   $     (180)  $         298
---------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions
INSTITUTIONAL CLASS:
  Shares Subscribed                          59,326         189,607       36,731          51,094        1,273           1,858
  Shares Issued on Portfolio Merger              --              --           --          19,880           --              --
  Shares Issued on Distributions
  Reinvested                                    929           2,460        2,417           9,123          276             245
  Shares Redeemed                          (144,550)       (150,826)     (55,284)        (98,240)      (1,903)         (1,040)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
  Institutional Class Shares
  Outstanding                               (84,295)         41,241      (16,136)        (18,143)        (354)          1,063
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Subscribed                          72,122          51,206          364             590        2,440           2,139
  Shares Issued on Distributions
  Reinvested                                     35              73           34             144          289             200
  Shares Redeemed                           (68,406)        (62,358)      (1,429)           (842)          --            (291)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Investment
  Class Shares Outstanding                    3,751         (11,079)      (1,031)           (108)       2,729           2,048
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                              --              --        1,055          12,400           --              --
  Shares Issued on Portfolio Merger              --              --           --           2,354           --              --
  Shares Issued on Distributions
  Reinvested                                     --              --          100           2,588           --              --
  Shares Redeemed                                --              --       (1,630)        (31,025)          --              --
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser
  Class Shares Outstanding                       --              --         (475)        (13,683)          --              --
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

                                                                             101
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                INTERNATIONAL FIXED             LIMITED DURATION                    MUNICIPAL
                                                   INCOME PORTFOLIO                    PORTFOLIO                    PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS       YEAR        SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                           ENDED          ENDED         ENDED          ENDED         ENDED          ENDED
                                         MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                            2003          2002           2003          2002           2003          2002
                                           (000)          (000)         (000)          (000)         (000)          (000)
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                  $    1,486   $       2,793   $    5,674   $      10,231   $    5,344   $       7,189
  Net Realized Gain (Loss)                    2,779          (1,137)         853           4,494       (3,470)          3,474
  Net Change in Unrealized Appreciation
  (Depreciation)                              7,289           6,142        1,550             982        1,621           3,874
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Operations                  11,554           7,798        8,077          15,707        3,495          14,537
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                          --              --       (5,962)        (11,264)      (4,290)         (8,022)
  Net Realized Gain                              --              --       (2,201)             --           --              --
---------------------------------------------------------------------------------------------------------------------------------
  Total Distributions                            --              --       (8,163)        (11,264)      (4,290)         (8,022)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                 43,637          42,301      196,385         317,037       89,505         116,406
  Distributions Reinvested                       --              --        8,017          10,902        3,584           6,207
  Redeemed                                  (42,560)        (32,988)     (92,331)       (126,803)     (42,379)        (48,375)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
  Resulting from Capital Share
  Transactions                                1,077           9,313      112,071         201,136       50,710          74,238
---------------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net
  Assets                                     12,631          17,111      111,985         205,579       49,915          80,753
NET ASSETS:
  Beginning of Period                        94,474          77,363      429,937         224,358      245,257         164,504
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                            $  107,105   $      94,474   $  541,922   $     429,937   $  295,172   $     245,257
---------------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in
  Excess of) Net Investment Income
  Included in End of Period Net Assets   $      324   $      (1,162)  $     (238)  $          50   $    1,107   $          53
---------------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions
INSTITUTIONAL CLASS:
  Shares Subscribed                           4,214           4,644       18,400          30,537        7,274           9,577
  Shared Issued on Distributions
  Reinvested                                     --              --          753           1,032          291             510
  Shares Redeemed                            (4,055)         (3,712)      (8,657)        (12,558)      (3,464)         (4,011)
---------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in
  Institutional Class Shares
  Outstanding                                   159             932       10,496          19,011        4,101           6,076
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

102
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                                                 BALANCED            MULTI-ASSET-CLASS
                                                                                PORTFOLIO                    PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                                 ENDED          ENDED         ENDED          ENDED
                                                               MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                                                  2003          2002           2003          2002
                                                                 (000)          (000)         (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net Investment Income                                        $    4,205   $      10,231   $      280   $       2,163
  Net Realized Gain (Loss)                                        (14,197)        (47,736)      (4,182)         (8,905)
  Net Change in Unrealized Appreciation (Depreciation)             26,466         (19,432)       5,739          (2,242)
--------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                       16,474         (56,937)       1,837          (8,984)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
  Net Investment Income                                            (5,210)        (11,560)      (1,268)         (2,041)
INVESTMENT CLASS:
  Net Investment Income                                               (99)           (179)         (91)           (149)
ADVISER CLASS:
  Net Investment Income                                            (1,035)         (1,623)          --              --
--------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                              (6,344)        (13,362)      (1,359)         (2,190)
--------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
  Subscribed                                                       22,999          50,017        1,811           5,699
  Distributions Reinvested                                          5,208          11,556        1,268           1,684
  Redeemed                                                        (55,242)       (150,374)      (9,445)        (85,793)
INVESTMENT CLASS:
  Subscribed                                                          338             510           80             164
  Distributions Reinvested                                             99             179           91             149
  Redeemed                                                           (350)           (973)          --          (1,988)
ADVISER CLASS:
  Subscribed                                                        4,861          16,368           --              --
  Distributions Reinvested                                          1,035           1,623           --              --
  Redeemed                                                         (5,739)        (12,247)          --              --
--------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting from
  Capital Share Transactions                                      (26,791)        (83,341)      (6,195)        (80,085)
--------------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease) in Net Assets                         (16,661)       (153,640)      (5,717)        (91,259)
NET ASSETS:
  Beginning of Period                                             307,482         461,122       36,208         127,467
--------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                  $  290,821   $     307,482   $   30,491   $      36,208
--------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

(Amounts for the Six Months Ended March 31, 2003 are Unaudited)

                                                                             103
2003 SEMI-ANNUAL REPORT
March 31, 2003

                                                                                 BALANCED            MULTI-ASSET-CLASS
                                                                                PORTFOLIO                    PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
                                                               SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                                 ENDED          ENDED         ENDED          ENDED
                                                               MARCH 31,    SEPTEMBER 30,   MARCH 31,    SEPTEMBER 30,
                                                                  2003          2002           2003          2002
                                                                 (000)          (000)         (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
  Undistributed (Distributions in Excess of) Net Investment
  Income Included in End of Period Net Assets                  $    1,370   $       3,509   $      (37)  $       1,042
--------------------------------------------------------------------------------------------------------------------------
(1) Capital Share Transactions
INSTITUTIONAL CLASS:
  Shares Subscribed                                                 2,510           5,672          241             642
  Shares Issued on Distributions Reinvested                           581           1,102          172             203
  Shares Redeemed                                                  (6,003)        (15,747)      (1,245)         (9,958)
--------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Institutional Class Shares
  Outstanding                                                      (2,912)         (8,973)        (832)         (9,113)
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
  Shares Subscribed                                                    37              51           11              19
  Shares Issued on Distributions Reinvested                            11              17           12              18
  Shares Redeemed                                                     (39)            (98)          --            (265)
--------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Investment Class Shares
  Outstanding                                                           9             (30)          23            (228)
--------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
  Shares Subscribed                                                   530           1,533           --              --
  Shares Issued on Distributions Reinvested                           115             156           --              --
  Shares Redeemed                                                    (625)         (1,195)          --              --
--------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Adviser Class Shares
  Outstanding                                                          20             494           --              --
--------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

104
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
CORE PLUS FIXED INCOME PORTFOLIO
Institutional Class

                                                  SIX MONTHS
                                                    ENDED
                                                  MARCH 31,                       YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                   2003         2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $    11.82   $    11.84   $    11.25   $    11.26   $    12.22   $    12.22
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                 0.23+        0.55+        0.75         0.77+        0.77+        0.78+
  Net Realized and Unrealized Gain (Loss) on
  Investments                                           0.16         0.17         0.62        (0.02)       (0.72)        0.14
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                    0.39         0.72         1.37         0.75         0.05         0.92
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                (0.38)       (0.74)       (0.78)       (0.76)       (0.71)       (0.75)
  Net Realized Gain                                    (0.15)          --           --           --        (0.30)       (0.17)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                (0.53)       (0.74)       (0.78)       (0.76)       (1.01)       (0.92)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    11.68   $    11.82   $    11.84   $    11.25   $    11.26   $    12.22
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           3.37%++      6.30%       12.74%        7.02%        0.33%        7.90%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)             $3,442,579   $3,883,346   $4,142,009   $4,087,553   $4,338,939   $4,625,015
Ratio of Expenses to Average Net Assets(1)             0.49%*       0.50%        0.48%        0.48%        0.48%        0.48%
Ratio of Net Investment Income to Average Net
Assets                                                 4.03%*       4.69%        6.46%        7.03%        6.62%        6.49%
Portfolio Turnover Rate                                  32%++       110%         111%          62%         103%         121%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
  EXPENSES TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                      0.49%*       0.50%        0.47%        0.47%        0.47%        0.47%
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,               YEAR ENDED SEPTEMBER 30,
                                                                 2003       2002      2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.81   $ 11.84   $ 11.25   $ 11.27   $ 12.22   $ 12.22
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.23+     0.53+     0.72      0.76+     0.76+     0.76+
  Net Realized and Unrealized Gain (Loss) on Investments            0.16      0.16      0.64     (0.03)    (0.72)     0.14
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.39      0.69      1.36      0.73      0.04      0.90
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.37)    (0.72)    (0.77)    (0.75)    (0.69)    (0.73)
  Net Realized Gain                                                (0.15)       --        --        --     (0.30)    (0.17)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.52)    (0.72)    (0.77)    (0.75)    (0.99)    (0.90)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    11.68   $ 11.81   $ 11.84   $ 11.25   $ 11.27   $ 12.22
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       3.38%++   6.08%    12.59%     6.84%     0.24%     7.72%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $  111,126   $83,308   $74,905   $63,944   $39,165   $48,944
Ratio of Expenses to Average Net Assets(2)                         0.64%*    0.65%     0.63%     0.63%     0.63%     0.63%
Ratio of Net Investment Income to Average Net Assets               3.88%*    4.54%     6.28%     6.89%     6.50%     6.31%
Portfolio Turnover Rate                                              32%++    110%      111%       62%      103%      121%
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                  0.64%*    0.65%     0.62%     0.62%     0.62%     0.62%
------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                             105
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
CORE PLUS FIXED INCOME PORTFOLIO
Advisor Class

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                             2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    11.81   $  11.83   $  11.24   $  11.26   $  12.23   $  12.22
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.22+      0.52+      0.71       0.75+      0.74+      0.75+
  Net Realized and Unrealized Gain (Loss) on Investments          0.16       0.15       0.63      (0.02)     (0.72)      0.14
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.38       0.67       1.34       0.73       0.02       0.89
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.36)     (0.69)     (0.75)     (0.75)     (0.69)     (0.71)
  Net Realized Gain                                              (0.15)        --         --         --      (0.30)     (0.17)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.51)     (0.69)     (0.75)     (0.75)     (0.99)     (0.88)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $    11.68   $  11.81   $  11.83   $  11.24   $  11.26   $  12.23
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     3.30%++    6.01%     12.43%      6.79%      0.07%      7.63%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $  222,391   $200,034   $176,849   $144,754   $141,709   $131,303
Ratio of Expenses to Average Net Assets(1)                       0.74%*     0.75%      0.73%      0.73%      0.73%      0.73%
Ratio of Net Investment Income to Average Net Assets             3.78%*     4.44%      6.20%      6.78%      6.38%      6.22%
Portfolio Turnover Rate                                            32%++     110%       111%        62%       103%       121%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.74%*     0.75%      0.72%      0.72%      0.72%      0.72%
---------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

106
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
INVESTMENT GRADE FIXED INCOME PORTFOLIO
Institutional Class

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                             2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    11.57   $  11.32   $  10.67   $  10.74   $  11.69   $  11.46
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.21+      0.47+      0.68       0.78       0.69       0.61
  Net Realized and Unrealized Gain (Loss) on Investments          0.08       0.39       0.70      (0.12)     (0.75)      0.40
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.29       0.86       1.38       0.66      (0.06)      1.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.31)     (0.61)     (0.73)     (0.73)     (0.63)     (0.66)
  Net Realized Gain                                              (0.05)        --         --         --      (0.26)     (0.12)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.36)     (0.61)     (0.73)     (0.73)     (0.89)     (0.78)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $    11.50   $  11.57   $  11.32   $  10.67   $  10.74   $  11.69
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   2.60%++      7.93%     13.45%      6.48%      (0.57)%    9.23%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $  580,253   $556,252   $278,657   $279,141   $384,893   $443,923
Ratio of Expenses to Average Net Assets(1)                      0.50%*      0.51%      0.50%      0.49%      0.48%      0.50%
Ratio of Net Investment Income to Average Net Assets            3.63%*      4.15%      6.19%      6.99%      6.20%      6.19%
    Portfolio Turnover Rate                                      34%++        93%        89%        43%       106%        92%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.49%*      0.51%      0.50%      0.48%      0.47%      0.49%
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                              SIX MONTHS    MAY 20, 2002**
                                                                ENDED             TO
                                                              MARCH 31,     SEPTEMBER 30,
                                                                 2003            2002
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.57   $          11.18
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.20+              0.34+
  Net Realized and Unrealized Gain (Loss) on Investments            0.08               0.15
-----------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.28               0.49
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.30)             (0.10)
  Net Realized Gain                                                (0.05)                --
-----------------------------------------------------------------------------------------------
    Total Distributions                                            (0.35)             (0.10)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    11.50   $          11.57
-----------------------------------------------------------------------------------------------
TOTAL RETURN                                                       2.52%++            4.40%++
-----------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $    1,585   $          1,714
Ratio of Expenses to Average Net Assets(2)                         0.65%*             0.66%*
Ratio of Net Investment Income to Average Net Assets               3.48%*             4.00%*
Portfolio Turnover Rate                                              34%++              93%++
-----------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                  0.64%*             0.66%*
-----------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.
++ Not Annualized.
*  Annualized
** Initial Offering of Adviser Class Shares

    The accompanying notes are an integral part of the financial statements.

                                                                             107
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
U.S. CORE FIXED INCOME
Institutional Class

                                                             SIX MONTHS
                                                               ENDED
                                                             MARCH 31,                 YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                              2003        2002       2001       2000       1999      1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    11.46   $  11.15   $  10.46   $  10.55   $  11.40   $ 11.27
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.19+      0.44+      0.65+      0.71+      0.71      0.73
  Net Realized and Unrealized Gain (Loss) on Investments           0.09       0.42       0.73      (0.12)     (0.83)     0.32
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.28       0.86       1.38       0.59      (0.12)     1.05
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.29)     (0.55)     (0.69)     (0.68)     (0.52)    (0.79)
  Net Realized Gain                                               (0.20)        --         --         --      (0.21)    (0.13)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.49)     (0.55)     (0.69)     (0.68)     (0.73)    (0.92)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    11.25   $  11.46   $  11.15   $  10.46   $  10.55   $ 11.40
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      2.53%++    7.98%     13.68%      5.88%     (1.12%)    9.83%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                        $  337,442   $310,546   $195,467   $181,884   $189,860   $76,042
Ratio of Expenses to Average Net Assets(1)                        0.50%*     0.50%      0.51%      0.51%      0.51%     0.51%
Ratio of Net Investment Income to Average Net Assets              3.46%*     3.89%      6.04%      6.86%      6.09%     6.32%
    Portfolio Turnover Rate                                         56%++      86%        86%        51%       115%      145%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver          0.00%*#    0.03%        N/A      0.01%        N/A     0.01%
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                     0.50%*     0.50%      0.50%      0.50%      0.49%     0.50%
---------------------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                              SIX MONTHS                                 MARCH 1, 1999**
                                                                ENDED                                          TO
                                                              MARCH 31,     YEAR ENDED SEPTEMBER 30,      SEPTEMBER 30,
                                                                 2003       2002      2001      2000          1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    11.42   $ 11.10   $ 10.43   $ 10.53    $       10.85
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.18+     0.41+     0.62+     0.68+            0.39
  Net Realized and Unrealized Gain (Loss) on Investments            0.08      0.43      0.72     (0.11)           (0.43)
----------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.26      0.84      1.34      0.57            (0.04)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.28)    (0.52)    (0.67)    (0.67)           (0.28)
  Net Realized Gain                                                (0.20)       --        --        --               --
----------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.48)    (0.52)    (0.67)    (0.67)           (0.28)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    11.20   $ 11.42   $ 11.10   $ 10.43    $       10.53
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       2.35%++   7.85%    13.29%     5.68%           (0.40%)++
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $   11,459   $ 9,054   $ 4,635   $ 1,625    $       1,192
Ratio of Expenses to Average Net Assets(2)                         0.75%*    0.75%     0.75%     0.76%            0.75%*
Ratio of Net Investment Income to Average Net Assets               3.21%*    3.64%     5.72%     6.61%            6.73%*
Portfolio Turnover Rate                                              56%++     86%       86%       51%             115%++
----------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver           0.00%*#   0.03%       N/A     0.01%              N/A
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.75%*    0.75%     0.75%     0.75%            0.74%*
----------------------------------------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.
++  Not Annualized
*  Annualized
** Initial offering of Advisor Class Shares
#  Ratio is less than 0.005%
    The accompanying notes are an integral part of the financial statements.

108
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
CASH RESERVES PORTFOLIO
Institutional Class

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                             2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $ 1.000     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                        0.006+       0.018      0.049      0.058      0.048      0.053
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                       (0.006)      (0.018)    (0.049)    (0.058)    (0.048)    (0.053)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $ 1.000     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    0.60%++     1.79%      5.03%      5.91%      4.93%      5.47%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                        $89,844     $174,138   $132,901   $115,513   $156,510   $168,228
Ratio of Expenses to Average Net Assets(1)                     0.33%*       0.33%      0.39%      0.37%      0.33%      0.32%
Ratio of Net Investment Income to Average Net Assets           1.22%*       1.75%      4.86%      5.72%      4.77%      5.33%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction of Ratio due to Expense Reimbursement/Waiver       0.08%*       0.07%      0.06%      0.05%      0.04%      0.05%
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                  0.32%*       0.32%      0.32%      0.32%      0.32%      0.32%
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              SIX MONTHS                               AUGUST 16, 1999**
                                                                ENDED                                         TO
                                                              MARCH 31,    YEAR ENDED SEPTEMBER 30,      SEPTEMBER 30,
                                                                 2003       2002     2001      2000          1999
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    1.000   $1.000   $ 1.000   $1.000   $          1.000
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.005+   0.016     0.048    0.056              0.006
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.005)  (0.016)   (0.048)  (0.056)            (0.006)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    1.000   $1.000   $ 1.000   $1.000   $          1.000
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       0.53%++  1.63%     4.88%    5.75%              0.60%++
----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $    8,772   $5,021   $16,100   $1,977   $            919
Ratio of Expenses to Average Net Assets(2)                         0.48%*   0.48%     0.54%    0.52%              0.48%*
Ratio of Net Investment Income to Average Net Assets               1.07%*   1.60%     4.58%    5.74%              4.83%*
----------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction of Ratio due to Expense Reimbursement/Waiver           0.08%*   0.07%     0.05%    0.07%              0.04%*
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.47%*   0.47%     0.47%    0.47%              0.47%*
----------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Investment Class shares
+  Per share amount is based on average shares outstanding.
++  Not Annualized.

    The accompanying notes are an integral part of the financial statements.

                                                                             109
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
HIGH YIELD PORTFOLIO
Institutional Class

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                             2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     4.41   $   5.75   $   7.86   $   8.77   $   8.99   $  10.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.25+      0.54+      0.78+      0.89+      0.86+      0.85+
  Net Realized and Unrealized Gain (Loss) on Investments          0.36      (1.16)     (1.95)     (0.88)     (0.10)     (0.93)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.61      (0.62)     (1.17)      0.01       0.76      (0.08)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.18)     (0.72)     (0.94)     (0.92)     (0.79)     (0.82)
  Net Realized Gain                                                 --         --         --         --      (0.19)     (0.26)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.18)     (0.72)     (0.94)     (0.92)     (0.98)     (1.08)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $     4.84   $   4.41   $   5.75   $   7.86   $   8.77   $   8.99
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    14.38%++  (12.33%)   (16.27%)    (0.22%)     8.81%     (1.17%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $  325,230   $366,956   $583,110   $848,507   $937,482   $703,110
Ratio of Expenses to Average Net Assets(1)                       0.61%*     0.59%      0.57%      0.56%      0.49%      0.50%
Ratio of Net Investment Income to Average Net Assets            11.01%*    10.13%     11.44%     10.50%      9.61%      8.74%
Portfolio Turnover Rate                                            38%++      79%        67%        55%        45%        75%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                    0.60%*     0.58%      0.56%      0.55%      0.48%      0.48%
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,                YEAR ENDED SEPTEMBER 30,
                                                                 2003        2002       2001      2000      1999     1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     4.41   $   5.75   $   7.87   $  8.78   $ 9.00   $ 10.16
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                                      0.25+      0.53+      0.77+     0.88+    0.85+     0.83+
  Net Realized and Unrealized Gain (Loss) on Investments            0.37      (1.16)     (1.96)    (0.89)   (0.10)    (0.93)
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.62      (0.63)     (1.19)    (0.01)    0.75     (0.10)
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.18)     (0.71)     (0.93)    (0.90)   (0.78)    (0.80)
  Net Realized Gain                                                   --         --         --        --    (0.19)    (0.26)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.18)     (0.71)     (0.93)    (0.90)   (0.97)    (1.06)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $     4.85   $   4.41   $   5.75   $  7.87   $ 8.78   $  9.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      14.54%++  (12.54%)   (16.42%)   (0.40%)   8.67%    (1.37%)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $    2,577   $  6,890   $  9,603   $10,151   $7,041   $11,262
Ratio of Expenses to Average Net Assets(2)                         0.76%*     0.74%      0.72%     0.71%    0.64%     0.65%
Ratio of Net Investment Income to Average Net Assets              10.86%*     9.98%     11.32%    10.43%    9.50%     8.58%
Portfolio Turnover Rate                                              38%++      79%        67%       55%      45%       75%
-------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.75%*     0.73%      0.71%     0.70%    0.63%     0.63%
-------------------------------------------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.
++  Not Annualized
*  Annualized

    The accompanying notes are an integral part of the financial statements.

110
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
HIGH YIELD PORTFOLIO
Adviser Class

                                                      SIX MONTHS
                                                        ENDED
                                                      MARCH 31,                     YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                       2003        2002       2001        2000         1999         1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $     4.40   $   5.72   $   7.85   $     8.76   $     8.99   $    10.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)                              0.24+      0.54+      0.72+        0.87+        0.84+        0.83+
  Net Realized and Unrealized Gain (Loss) on
  Investments                                               0.37      (1.15)     (1.92)       (0.88)       (0.11)       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        0.61      (0.61)     (1.20)       (0.01)        0.73        (0.10)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                    (0.16)     (0.71)     (0.93)       (0.90)       (0.77)       (0.80)
  Net Realized Gain                                           --         --         --           --        (0.19)       (0.26)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                    (0.16)     (0.71)     (0.93)       (0.90)       (0.96)       (1.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     4.85   $   4.40   $   5.72   $     7.85   $     8.76   $     8.99
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                              14.40%++  (12.24%)   (16.62%)      (0.42%)       8.44%       (1.37%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                 $   12,225   $ 13,178   $ 95,483   $   22,781   $   13,701   $   10,236
Ratio of Expenses to Average Net Assets(1)                 0.86%*     0.84%      0.83%        0.81%        0.74%        0.75%
Ratio of Net Investment Income to Average Net Assets      10.76%*     9.88%     11.03%       10.34%        9.29%        8.55%
Portfolio Turnover Rate                                      38%++      79%        67%          55%          45%          75%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF
  EXPENSES TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement
  of Filing Fees                                           0.85%*     0.83%      0.82%        0.80%        0.73%        0.73%
---------------------------------------------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.
++  Not Annualized
*  Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                             111
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
INTERMEDIATE DURATION PORTFOLIO
Institutional Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,               YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                               2003       2002      2001      2000      1999       1998
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    10.71   $ 10.37   $  9.67   $  9.77   $ 10.68   $  10.48
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.15+     0.39+     0.57      0.67+     0.72       0.58
  Net Realized and Unrealized Gain (Loss) on Investments            0.08      0.43      0.69     (0.19)    (0.65)      0.28
-------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.23      0.82      1.26      0.48      0.07       0.86
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.17)    (0.48)    (0.56)    (0.58)    (0.76)     (0.56)
  Net Realized Gain                                                (0.28)       --        --        --     (0.22)     (0.10)
-------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.45)    (0.48)    (0.56)    (0.58)    (0.98)     (0.66)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    10.49   $ 10.71   $ 10.37   $  9.67   $  9.77   $  10.68
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       2.25%++   8.12%    13.42%     5.84%     0.64%      8.57%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $   58,863   $63,912   $50,814   $37,686   $50,513   $116,891
Ratio of Expenses to Average Net Assets(1)                         0.53%*    0.54%     0.54%     0.54%     0.49%      0.52%
Ratio of Net Investment Income to Average Net Assets               2.68%*    3.73%     5.62%     6.95%     6.20%      5.84%
Portfolio Turnover Rate                                              42%++     61%       59%       76%       97%       131%
-------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.53%*    0.53%     0.54%     0.53%     0.48%      0.51%
-------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              SIX MONTHS                                 AUGUST 16, 1999**
                                                                ENDED                                           TO
                                                              MARCH 31,     YEAR ENDED SEPTEMBER 30,       SEPTEMBER 30,
                                                                 2003       2002      2001      2000           1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    10.68   $ 10.35   $  9.66   $  9.77    $          9.76
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.13+     0.37+     0.54      0.65+              0.11
  Net Realized and Unrealized Gain (Loss) on Investments            0.09      0.43      0.70     (0.23)              0.04
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.22      0.80      1.24      0.42               0.15
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.17)    (0.47)    (0.55)    (0.53)             (0.14)
  Net Realized Gain                                                (0.28)       --        --        --                 --
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.45)    (0.47)    (0.55)    (0.53)             (0.14)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    10.45   $ 10.68   $ 10.35   $  9.66    $          9.77
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       2.15%++   8.02%    13.24%     5.68%              1.49%++
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $   85,357   $58,092   $35,094   $27,678    $         9,304
Ratio of Expenses to Average Net Assets(2)                         0.68%*    0.69%     0.69%     0.69%              0.64%*
Ratio of Net Investment Income to Average Net Assets               2.53%*    3.58%     5.47%     6.81%              8.99%*
Portfolio Turnover Rate                                              42%++     61%       59%       76%              97%++
------------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE
  NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.68%*    0.68%     0.69%     0.68%              0.63%*
------------------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Investment Class shares
+  Per share amount is based on average shares outstanding.
++  Not Annualized.

    The accompanying notes are an integral part of the financial statements.

112
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
INTERNATIONAL FIXED INCOME PORTFOLIO
Institutional Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,                 YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                               2003       2002      2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     9.88   $  8.96   $  8.88   $  10.12   $  10.75   $  10.19
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.15+     0.39      0.28+      0.35       0.34       0.45
  Net Realized and Unrealized Gain (Loss) on Investments            0.99      0.53      0.04      (1.15)     (0.41)      0.56
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                1.14      0.92      0.32      (0.80)     (0.07)      1.01
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               --        --     (0.24)     (0.27)     (0.34)     (0.36)
  Net Realized Gain                                                   --        --        --      (0.17)     (0.22)     (0.09)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                               --        --     (0.24)     (0.44)     (0.56)     (0.45)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    11.02   $  9.88   $  8.96   $   8.88   $  10.12   $  10.75
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      11.54%++  10.27%     3.63%     (8.23%)    (0.93%)    10.38%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $  107,105   $94,474   $77,363   $112,456   $125,981   $150,313
Ratio of Expenses to Average Net Assets(1)                         0.57%*    0.60%     0.55%      0.56%      0.52%      0.52%
Ratio of Net Investment Income to Average Net Assets               2.84%*    3.44%     3.31%      3.76%      3.68%      4.59%
Portfolio Turnover Rate                                              26%++     38%       71%        91%        64%        75%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                  0.57%*    0.60%     0.55%      0.55%      0.52%      0.52%
---------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                             113
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
LIMITED DURATION PORTFOLIO
Institutional Class

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                             2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $    10.69   $  10.59   $  10.17   $  10.18   $  10.54   $  10.49
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.12+      0.39       0.59       0.60       0.68       0.59
  Net Realized and Unrealized Gain (Loss) on Investments          0.06       0.14       0.42      (0.03)     (0.31)      0.03
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.18       0.53       1.01       0.57       0.37       0.62
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.13)     (0.43)     (0.59)     (0.58)     (0.73)     (0.57)
  Net Realized Gain                                              (0.05)        --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.18)     (0.43)     (0.59)     (0.58)     (0.73)     (0.57)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $    10.69   $  10.69   $  10.59   $  10.17   $  10.18   $  10.54
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     1.69%++    5.13%     10.23%      6.37%      3.61%      6.13%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $  541,922   $429,937   $224,358   $177,776   $161,538   $252,711
Ratio of Expenses to Average Net Assets(1)                       0.42%*     0.44%      0.43%      0.42%      0.41%      0.42%
Ratio of Net Investment Income to Average Net Assets             2.31%*     3.45%      5.67%      6.61%      6.16%      5.89%
Portfolio Turnover Rate                                            27%++      72%        59%        57%       102%       107%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                    0.42%*     0.44%      0.43%      0.41%      0.41%      0.41%
---------------------------------------------------------------------------------------------------------------------------------

+ Per Share amount is based on average shares outstanding
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

114
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
MUNICIPAL PORTFOLIO
Institutional Class

                                                             SIX MONTHS
                                                               ENDED
                                                             MARCH 31,                 YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                              2003        2002       2001       2000       1999      1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    12.49   $  12.14   $  11.43   $  11.39   $  11.96   $ 11.64
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.24+      0.47       0.48       0.62       0.55      0.54
  Net Realized and Unrealized Gain (Loss) on Investments          (0.10)      0.39       0.72       0.10      (0.53)     0.28
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.14       0.86       1.20       0.72       0.02      0.82
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.19)     (0.51)     (0.49)     (0.62)     (0.59)    (0.50)
  Net Realized Gain                                                  --         --         --      (0.06)        --        --
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.19)     (0.51)     (0.49)     (0.68)     (0.59)    (0.50)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    12.44   $  12.49   $  12.14   $  11.43   $  11.39   $ 11.96
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      1.18%++    7.27%     10.69%      6.66%      0.11%     7.20%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                        $  295,172   $245,257   $164,504   $115,217   $121,917   $82,282
Ratio of Expenses to Average Net Assets(1)                        0.51%*     0.50%      0.51%      0.51%      0.51%     0.52%
Ratio of Net Investment Income to Average Net Assets              3.94%*     3.70%      4.03%      5.51%      4.72%     4.58%
Portfolio Turnover Rate                                             37%++      72%        70%        82%        88%      140%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver          0.00%*#    0.02%      0.01%      0.01%      0.09%     0.04%
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                     0.50%*     0.50%      0.50%      0.50%      0.50%     0.50%
---------------------------------------------------------------------------------------------------------------------------------

+ Per share amount based on average shares outstanding.
* Annualized
++ Not Annualized
# Ratio is less than 0.005%

    The accompanying notes are an integral part of the financial statements.

                                                                             115
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
BALANCED PORTFOLIO
Institutional Class

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,                  YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                             2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $     8.78   $  10.60   $  13.37   $  13.83   $  13.46   $  15.30
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.13+      0.25+      0.35+      0.44+      0.45+      0.48+
  Net Realized and Unrealized Gain (Loss) on Investments          0.33      (1.75)     (2.07)      1.45       1.71      (0.11)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.46      (1.50)     (1.72)      1.89       2.16       0.37
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.19)     (0.32)     (0.38)     (0.46)     (0.43)     (0.49)
  Net Realized Gain                                                 --         --      (0.67)     (1.89)     (1.36)     (1.72)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.19)     (0.32)     (1.05)     (2.35)     (1.79)     (2.21)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $     9.05   $   8.78   $  10.60   $  13.37   $  13.83   $  13.46
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.22%++  (14.60%)   (13.51%)    14.75%     16.99%      2.85%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                       $  232,123   $250,796   $397,666   $505,078   $341,886   $382,339
Ratio of Expenses to Average Net Assets(1)                       0.60%*     0.59%      0.58%      0.58%      0.58%      0.59%
Ratio of Net Investment Income to Average Net Assets             2.76%*     2.37%      2.98%      3.29%      3.21%      3.36%
Portfolio Turnover Rate                                            41%++     133%       157%       162%       111%       100%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                    0.60%*     0.59%      0.57%      0.57%      0.57%      0.57%
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,              YEAR ENDED SEPTEMBER 30,
                                                                 2003       2002      2001      2000     1999     1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     8.76   $ 10.61   $ 13.37   $13.82   $13.45   $15.30
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.12+     0.23+     0.34+    0.42+    0.42+    0.46+
  Net Realized and Unrealized Gain (Loss) on Investments            0.33     (1.78)    (2.08)    1.45     1.72    (0.13)
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.45     (1.55)    (1.74)    1.87     2.14     0.33
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.18)    (0.30)    (0.35)   (0.43)   (0.41)   (0.46)
  Net Realized Gain                                                   --        --     (0.67)   (1.89)   (1.36)   (1.72)
---------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.18)    (0.30)    (1.02)   (2.32)   (1.77)   (2.18)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $     9.03   $  8.76   $ 10.61   $13.37   $13.82   $13.45
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       5.13%++ (15.03%)  (13.65%)  14.59%   16.84%    2.56%
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $    5,162   $ 4,925   $ 6,284   $8,085   $  208   $  445
Ratio of Expenses to Average Net Assets(2)                         0.75%*    0.74%     0.73%    0.73%    0.74%    0.74%
Ratio of Net Investment Income to Average Net Assets               2.61%*    2.22%     2.83%    3.13%    3.03%    3.24%
Portfolio Turnover Rate                                              41%++    133%      157%     162%     111%     100%
---------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.75%*    0.74%     0.72%    0.72%    0.72%    0.72%
---------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized
    The accompanying notes are an integral part of the financial statements.

116
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
BALANCED PORTFOLIO
Adviser Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,               YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                               2003       2002      2001      2000      1999      1998
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     8.77   $ 10.57   $ 13.34   $ 13.80   $ 13.43   $ 15.30
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.11+     0.22+     0.33+     0.41+     0.42+     0.44+
  Net Realized and Unrealized Gain (Loss) on Investments            0.33     (1.74)    (2.09)     1.44      1.71     (0.12)
------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.44     (1.52)    (1.76)     1.85      2.13      0.32
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.17)    (0.28)    (0.34)    (0.42)    (0.40)    (0.47)
  Net Realized Gain                                                   --        --     (0.67)    (1.89)    (1.36)    (1.72)
------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.17)    (0.28)    (1.01)    (2.31)    (1.76)    (2.19)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $     9.04   $  8.77   $ 10.57   $ 13.34   $ 13.80   $ 13.43
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       5.09%++ (14.76%)  (13.79%)   14.46%    16.76%     2.49%
------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $   53,536   $51,761   $57,172   $33,928   $29,210   $24,654
Ratio of Expenses to Average Net Assets(1)                         0.85%*    0.84%     0.84%     0.83%     0.83%     0.84%
Ratio of Net Investment Income to Average Net Assets               2.51%*    2.12%     2.77%     3.04%     2.97%     3.11%
Portfolio Turnover Rate                                              41%++    133%      157%      162%      111%      100%
------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.85%*    0.84%     0.83%     0.82%     0.82%     0.82%
------------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized

    The accompanying notes are an integral part of the financial statements.

                                                                             117
2003 SEMI-ANNUAL REPORT
March 31, 2003

Financial Highlights
(Amounts for the Six Months Ended March 31, 2003 are Unaudited)
MULTI-ASSET-CLASS PORTFOLIO
Institutional Class

                                                             SIX MONTHS
                                                               ENDED
                                                             MARCH 31,                 YEAR ENDED SEPTEMBER 30,
SELECTED PER SHARE DATA AND RATIOS                              2003       2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $     7.20   $  8.87   $  11.62   $  12.43   $  11.74   $  13.64
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                            0.06+     0.19+      0.33       0.36       0.37       0.38+
  Net Realized and Unrealized Gain (Loss) on Investments           0.28     (1.56)     (2.24)      0.60       1.62      (0.45)
---------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                               0.34     (1.37)     (1.91)      0.96       1.99      (0.07)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                           (0.32)    (0.30)     (0.09)     (0.41)     (0.34)     (0.34)
  Net Realized Gain                                                  --        --      (0.75)     (1.36)     (0.96)     (1.49)
---------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                           (0.32)    (0.30)     (0.84)     (1.77)     (1.30)     (1.83)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $     7.22   $  7.20   $   8.87   $  11.62   $  12.43   $  11.74
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      4.61%++ (15.84%)   (17.23%)     7.74%     17.71%     (0.46%)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                        $   28,256   $34,146   $122,912   $143,434   $152,862   $165,039
Ratio of Expenses to Average Net Assets(1)                        0.80%*    0.78%      0.79%      0.78%      0.78%      0.78%
Ratio of Net Investment Income to Average Net Assets              1.70%*    2.13%      3.02%      2.93%      2.86%      2.98%
Portfolio Turnover Rate                                             37%++    105%       149%       152%       101%       107%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver          0.71%*    0.13%      0.04%      0.03%      0.02%      0.04%
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                     0.78%*    0.78%      0.78%      0.78%      0.78%      0.78%
---------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              SIX MONTHS
                                                                ENDED
                                                              MARCH 31,              YEAR ENDED SEPTEMBER 30,
                                                                 2003       2002      2001      2000     1999     1998
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     7.16   $  8.82   $ 11.58   $12.41   $11.74   $13.63
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.06+     0.17+     0.29     0.33     0.35     0.36+
  Net Realized and Unrealized Gain (Loss) on Investments            0.27     (1.54)    (2.21)    0.60     1.62    (0.45)
---------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.33     (1.37)    (1.92)    0.93     1.97    (0.09)
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.31)    (0.29)    (0.09)   (0.40)   (0.34)   (0.31)
  Net Realized Gain                                                   --        --     (0.75)   (1.36)   (0.96)   (1.49)
---------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.31)    (0.29)    (0.84)   (1.76)   (1.30)   (1.80)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $     7.18   $  7.16   $  8.82   $11.58   $12.41   $11.74
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       4.52%++ (15.95%)  (17.42%)   7.54%   17.53%   (0.61%)
---------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $    2,235   $ 2,061   $ 4,555   $5,565   $7,246   $6,233
Ratio of Expenses to Average Net Assets(2)                         0.95%*    0.93%     0.94%    0.93%    0.93%    0.93%
Ratio of Net Investment Income to Average Net Assets               1.55%*    1.98%     2.85%    2.77%    2.72%    2.86%
Portfolio Turnover Rate                                              37%++    105%      149%     152%     101%     107%
---------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver           0.73%*    0.15%     0.04%    0.03%    0.02%    0.04%
  Ratio Including Expense Offsets and Reimbursement of
  Filing Fees                                                      0.93%*    0.93%     0.93%    0.93%    0.93%    0.93%
---------------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.
++ Not Annualized
* Annualized
    The accompanying notes are an integral part of the financial statements.

118
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Notes to Financial Statements (Unaudited)

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At March 31, 2003, the Fund was comprised of twenty-one active portfolios. The accompanying financial statements and financial highlights are those of the Core Plus Fixed Income, Investment Grade Fixed Income, U.S. Core Fixed Income, Cash Reserves, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Municipal, Balanced and Multi-Asset-Class Portfolios, all of which except the International Fixed Income Portfolios are considered diversified for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. Security Valuation: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional trading in similar securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, maturing in 60 days or less, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Trustees, although actual calculations may be done by others.

 2. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

 3. Futures: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). Initial margin is included in "Due from (to) Broker" on the Statement of Net Assets. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

    Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 4. Securities Sold Short: Each Portfolio, except Cash Reserves Portfolio, may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of

                                                                             119
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

    cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

 5. Swap Agreements: Each Portfolio, except the Cash Reserves Portfolio, may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps entered into by the Portfolios:

   Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. In a zero-coupon interest rate swap payments only occur at maturity, at which time one counterparty pays the total compounded fixed rate over the life of the swap and the other pays the total compounded floating rate that would have been earned had a series of LIBOR investments been rolled over through the life of the swap. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. Delayed Delivery Commitments: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. Purchased Options: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the

120
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

    writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

 9. Foreign Exchange and Forward Currency Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the U.S. Core Fixed Income, Cash Reserves, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At March 31, 2003, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investments LP ("MSI LP" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley for investment advisory services performed at a fee calculated by applying a quarterly rate based on an annual percentage rate to each Portfolio's average daily net assets for the quarter. For the six months ended March 31, 2003, the investment advisory fees of each of the Portfolios were:

                                 ANNUAL        VOLUNTARY EXPENSE LIMITATIONS
                               INVESTMENT   ------------------------------------
                                ADVISORY    INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                         FEE           CLASS         CLASS       CLASS
--------------------------------------------------------------------------------
Core Plus Fixed Income              0.375%             --%          --%       --%
Investment Grade Fixed Income       0.375              --           --        --
U.S. Core Fixed Income              0.375            0.50           --      0.75
Cash Reserves                       0.250            0.32         0.47        --
High Yield                          0.450              --           --        --
Intermediate Duration               0.375              --           --        --
International Fixed Income          0.375              --           --        --
Limited Duration                    0.300              --           --        --
Municipal                           0.375            0.50           --        --
Balanced                            0.450              --           --        --
Multi-Asset-Class                   0.650            0.78         0.93        --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

                                                                             121
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

C. ADMINISTRATION FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSI LP receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Adviser Class Shares' average daily net assets for the Investment Grade Fixed Income Portfolio.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offsets" on the Statements of Operations.

F. TRUSTEES' FEES. Each Trustee of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Trustees' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Trustees may elect to defer payment of a percentage of their total fees earned as a Trustee of the Fund. These deferred portions are treated, based on an election by the Trustee, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. The deferred fees payable, under the Compensation Plan, at March 31, 2003, totaled $320,911 and are included in Trustees' Fees and Expenses Payable for the applicable Portfolios on the Statement of Net Assets. The deferred portion of Trustees' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Trustee. For the six months ended March 31, 2003, Trustees' Fees and Expenses were reduced by approximately $107,677 due to these fluctuations.

G. PORTFOLIO INVESTMENT ACTIVITY.

 1. Purchases and Sales of Securities: For the six months ended March 31, 2003, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                               PURCHASES          SALES
PORTFOLIO                                          (000)          (000)
-----------------------------------------------------------------------
Core Plus Fixed Income                       $ 1,133,133    $ 2,108,591
Investment Grade Fixed Income                    218,322        251,005
U.S. Core Fixed Income                           232,848        246,711
High Yield                                       125,081        217,128
Intermediate Duration                             72,910         51,817
International Fixed Income                        21,325         25,148
Limited Duration                                 163,253         96,325
Municipal                                        184,269        111,466
Balanced                                         110,120        172,366
Multi-Asset-Class                                 10,849         22,139

For the six months ended March 31, 2003, purchases and sales of long-term U.S. government securities were:

                                                   PURCHASES     SALES
PORTFOLIO                                            (000)       (000)
------------------------------------------------------------------------
Core Plus Fixed Income                             $594,808     $317,247
Investment Grade Fixed Income                        79,573        5,990
U.S. Core Fixed Income                               27,267           --
Intermediate Duration                                   125           --
Limited Duration                                        162          117
Balanced                                             24,239        2,048
Multi-Asset-Class                                        --          772

 2. Transactions with Affiliates: During the six months ended March 31, 2003, the following Portfolios paid brokerage commissions to Morgan Stanley & Co., an affiliated broker/dealer.

                                                               BROKER
                                                             COMMISSIONS
PORTFOLIO                                                       (000)
------------------------------------------------------------------------
Balanced                                                         $2

122
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

 3. Swap Agreements: At March 31, 2003, the following Portfolios had open Swap
    Agreements:

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
Core Plus Fixed Income
$ 12,000   Agreement with Bank of America Corp. terminating
           April 17, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $    311
  24,000   Agreement with Bank of America Corp. terminating
           April 30, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   421
   7,000   Agreement with Bank of America Corp. terminating
           May 9, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   102
  25,000   Agreement with Bank of America Corp. terminating
           May 16, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   480
  14,900   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (53)
  42,250   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                  (418)
  20,000   Agreement with Bank of America Corp. terminating
           June 30, 2003 to pay at a fixed rate of 0.9031%,
           and receive if positive (pay if negative), the
           total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (63)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 30,000   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $    575
 107,050   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.3932% and to receive 3 month LIBOR.                  (1,424)
  67,950   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.4685% and to receive 3 month LIBOR.                  (1,542)
  21,200   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.           (2,609)
   5,000   Agreement with Deutsche Bank AG terminating
           November 14, 2007 to pay at a fixed rate of
           1.20% and receive, in the event of a negative
           credit event affecting the Cooper Tire and
           Rubber Co. 7.75% Bond maturing 12/15/2009, a
           payment of $1,000,000 (in the event of a missed
           payment by the issuer) or $10,000,000 (in the
           event of bankruptcy by the issuer).                       (32)
 116,475   Agreement with Goldman Sachs terminating June
           27, 2012 to pay at a fixed rate of 5.3776% and
           to receive 3 month LIBOR.                             (11,254)
  17,700   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.134% and to receive a compounded rate
           of 3 month LIBOR.                                         142
   7,275   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.1353% and to receive a compounded rate
           of 3 month LIBOR.                                          58
  10,000   Agreement with Goldman Sachs terminating May 15,
           2020 to pay at a compounded fixed rate of
           5.0465% and to receive a compounded rate of 3
           month LIBOR.                                              153
  15,500   Agreement with Goldman Sachs terminating
           February 15, 2021 to pay at a compounded fixed
           rate of 5.3335% and to receive a compounded rate
           of 3 month LIBOR.                                         (21)
  58,975   Agreement with Goldman Sachs terminating April
           5, 2032 to pay at a fixed rate of 6.3291% and to
           receive 3 month LIBOR.                                (10,994)
  22,300   Agreement with Goldman Sachs terminating April
           25, 2032 to pay at a fixed rate of 6.1677% and
           to receive 3 month LIBOR.                              (3,602)

                                                                             123
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 60,050   Agreement with Goldman Sachs terminating April
           26, 2032 to pay at a fixed rate of 6.1586% and
           to receive 3 month LIBOR.                            $ (9,615)
  80,500   Agreement with Goldman Sachs terminating June
           27, 2032 to pay at a fixed rate of 5.9745% and
           to receive 3 month LIBOR.                             (10,613)
  33,000   Agreement with Lehman Brothers terminating April
           11, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                               540
  14,900   Agreement with Lehman Brothers terminating May
           30, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                               (82)
  18,375   Agreement with Merrill Lynch terminating May 30,
           2003 to pay 3 month LIBOR less 45 basis points,
           and receive if positive (pay if negative), the
           total rate of return on the Commercial
           Mortgage-Backed Securities AAA Custom Index.             (102)
  18,375   Agreement with Merrill Lynch terminating June
           30, 2003 to pay 3 month LIBOR less 45 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                   (102)
  32,000   Agreement with Merrill Lynch terminating March
           12, 2013 to pay at a fixed rate of 4.03% and to
           receive 3 month LIBOR.                                    585
 145,300   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of
           5.99625% and to receive 3 month LIBOR.                (21,096)
 145,200   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.0428%
           and to receive 3 month LIBOR.                         (21,604)
  58,225   Agreement with Salomon Brothers terminating June
           27, 2012 to pay at a fixed rate of 5.3628% and
           to receive 3 month LIBOR.                              (5,559)
  93,800   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                          (2,834)
  16,500   Agreement with Salomon Brothers terminating
           January 15, 2013 to pay at a fixed rate of
           4.594% and to receive 3 month LIBOR.                     (492)
  15,250   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 4.9953% and to receive a compounded rate
           of 3 month LIBOR less 2.75 basis points.                  280

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 15,250   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 4.9844% and to receive a compounded rate
           of 3 month LIBOR less 3.1 basis points.              $    269
  53,000   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.0711% and to receive a compounded rate
           of 3 month LIBOR less 4.14 basis points.                  641
  52,000   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.0956% and to receive a compounded rate
           of 3 month LIBOR less 4.882 basis points.                 545
  25,725   Agreement with Salomon Brothers terminating May
           15, 2020 to pay at a compounded fixed rate of
           5.202% and to receive a compounded rate of 3
           month LIBOR less 6 basis points.                          139
 117,850   Agreement with Salomon Brothers terminating May
           15, 2020 to pay at a compounded fixed rate of
           5.268% and to receive a compounded rate of 3
           month LIBOR less 6.75 basis points.                       (26)
                                                                --------
                                                                $(98,896)
                                                                ========
Investment Grade Fixed Income
   1,100   Agreement with Bank of America Corp. terminating
           April 17, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    29
   3,200   Agreement with Bank of America Corp. terminating
           April 30, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    56
   8,200   Agreement with Bank of America Corp. terminating
           May 9, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   120
   7,400   Agreement with Bank of America Corp. terminating
           May 16, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   142

124
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  1,150   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $     (4)
   8,500   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (84)
   4,500   Agreement with Bank of America Corp. terminating
           June 30, 2003 to pay at a fixed rate of 0.9031%,
           and receive if positive (pay if negative), the
           total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (14)
   3,800   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    73
   1,000   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR, and receive
           if positive (pay if negative), the total rate of
           return on the Banc of America Securities LLC AAA
           10-year Commercial Mortgage-Backed Securities
           Daily Index.                                                9
  14,450   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.3932% and to receive 3 month LIBOR.                    (192)
   9,150   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.4685% and to receive 3 month LIBOR.                    (208)
   1,250   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.             (154)
   7,625   Agreement with Goldman Sachs terminating June
           27, 2012 to pay at a fixed rate of 5.3776% and
           to receive 3 month LIBOR.                                (737)
   9,000   Agreement with Goldman Sachs terminating October
           22, 2012 to pay at a fixed rate of 4.754% and to
           receive 3 month LIBOR.                                   (404)
   1,200   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.134% and to receive a compounded rate
           of 3 month LIBOR.                                          10

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  2,550   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.1353% and to receive a compounded rate
           of 3 month LIBOR.                                    $     20
     675   Agreement with Goldman Sachs terminating May 15,
           2020 to pay at a compounded fixed rate of
           5.0465% and to receive a compounded rate of 3
           month LIBOR.                                               10
   3,425   Agreement with Goldman Sachs terminating April
           5, 2032 to pay at a fixed rate of 6.3291% and to
           receive 3 month LIBOR.                                   (638)
   1,450   Agreement with Goldman Sachs terminating April
           25, 2032 to pay at a fixed rate of 6.1677% and
           to receive 3 month LIBOR.                                (234)
   3,950   Agreement with Goldman Sachs terminating April
           26, 2032 to pay at a fixed rate of 6.1586% and
           to receive 3 month LIBOR.                                (632)
  10,125   Agreement with Goldman Sachs terminating June
           27, 2032 to pay at a fixed rate of 5.9745% and
           to receive 3 month LIBOR.                              (1,335)
   1,150   Agreement with Lehman Brothers terminating May
           30, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                                (6)
   1,550   Agreement with Merrill Lynch terminating May 30,
           2003 to pay 3 month LIBOR less 45 basis points,
           and receive if positive (pay if negative), the
           total rate of return on the Commercial
           Mortgage-Backed Securities AAA Custom Index.               (9)
   1,550   Agreement with Merrill Lynch terminating June
           30, 2003 to pay 3 month LIBOR less 45 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     (9)
   4,500   Agreement with Merrill Lynch terminating March
           12, 2013 to pay at a fixed rate of 4.03% and to
           receive 3 month LIBOR.                                     82
   9,875   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of
           5.99625% and to receive 3 month LIBOR.                 (1,434)
   9,875   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.0428%
           and to receive 3 month LIBOR.                          (1,469)
   7,300   Agreement with Salomon Brothers terminating June
           27, 2012 to pay at a fixed rate of 5.3628% and
           to receive 3 month LIBOR.                                (697)
  12,380   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                            (374)

                                                                             125
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  3,200   Agreement with Salomon Brothers terminating
           January 15, 2013 to pay at a fixed rate of
           4.594% and to receive 3 month LIBOR.                 $    (95)
  16,100   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.0711% and to receive a compounded rate
           of 3 month LIBOR less 4.14 basis points.                  195
   6,425   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.0956% and to receive a compounded rate
           of 3 month LIBOR less 4.882 basis points.                  67
   4,600   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 4.9953% and to receive a compounded rate
           of 3 month LIBOR less 2.75 basis points.                   85
   4,600   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 4.9844% and to receive a compounded rate
           of 3 month LIBOR less 3.1 basis points.                    81
   3,425   Agreement with Salomon Brothers terminating May
           15, 2020 to pay at a compounded fixed rate of
           5.202% and to receive a compounded rate of 3
           month LIBOR less 6 basis points.                           18
   2,950   Agreement with Salomon Brothers terminating May
           15, 2020 to pay at a compounded fixed rate of
           5.268% and to receive a compounded rate of 3
           month LIBOR less 5.75 basis points.                        (1)
   5,350   Agreement with Salomon Brothers terminating
           November 15, 2021 to pay at a compounded fixed
           rate of 5.42% and to receive a compounded rate
           of 3 month LIBOR less 3.7 basis points.                   (24)
  20,375   Agreement with Salomon Brothers terminating May
           28, 2032 to pay at a fixed rate of 6.1328% and
           to receive 3 month LIBOR.                              (3,190)
                                                                --------
                                                                $(10,947)
                                                                ========
U.S. Core Fixed Income
   1,850   Agreement with Bank of America Corp. terminating
           April 17, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    48
   1,500   Agreement with Bank of America Corp. terminating
           April 30, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    26

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  5,500   Agreement with Bank of America Corp. terminating
           May 9, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.              $     80
   2,100   Agreement with Bank of America Corp. terminating
           May 16, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    40
     750   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    (3)
   3,700   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   (36)
   3,000   Agreement with Bank of America Corp. terminating
           June 30, 2003 to pay at a fixed rate of 0.9031%,
           and receive if positive (pay if negative), the
           total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    (9)
   1,300   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR less 35 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    25
   8,350   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.3932% and to receive 3 month LIBOR.                    (111)
   5,300   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.4685% and to receive 3 month LIBOR.                    (120)
     900   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.             (111)
   7,750   Agreement with Goldman Sachs terminating June
           27, 2012 to pay at a fixed rate of 5.3776% and
           to receive 3 month LIBOR.                                (749)

126
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  3,250   Agreement with Goldman Sachs terminating October
           22, 2012 to pay at a fixed rate of 4.754% and to
           receive 3 month LIBOR.                               $   (146)
   1,100   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.134% and to receive a compounded rate
           of 3 month LIBOR.                                           9
   1,175   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.1353% and to receive a compounded rate
           of 3 month LIBOR.                                           9
     675   Agreement with Goldman Sachs terminating May 15,
           2020 to pay at a compounded fixed rate of
           5.0465% and to receive a compounded rate of 3
           month LIBOR.                                               10
     500   Agreement with Goldman Sachs terminating
           February 15, 2021 to pay at a compounded fixed
           rate of 5.3335% and to receive a compounded rate
           of 3 month LIBOR.                                          (1)
   3,750   Agreement with Goldman Sachs terminating April
           5, 2032 to pay at a fixed rate of 6.3291% and to
           receive 3 month LIBOR.                                   (662)
   1,400   Agreement with Goldman Sachs terminating April
           25, 2032 to pay at a fixed rate of 6.1677% and
           to receive 3 month LIBOR.                                (226)
   3,750   Agreement with Goldman Sachs terminating April
           26, 2032 to pay at a fixed rate of 6.1586% and
           to receive 3 month LIBOR.                                (600)
   5,375   Agreement with Goldman Sachs terminating June
           27, 2032 to pay at a fixed rate of 5.9745% and
           to receive 3 month LIBOR.                                (709)
   4,700   Agreement with Goldman Sachs terminating October
           21, 2032 to pay at a fixed rate of 5.5044% and
           to receive 3 month LIBOR.                                (277)
     800   Agreement with Lehman Brothers terminating April
           11, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                                13
     750   Agreement with Lehman Brothers terminating May
           30, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                                (4)
   1,000   Agreement with Merrill Lynch terminating May 30,
           2003 to pay 3 month LIBOR less 45 basis points,
           and receive if positive (pay if negative), the
           total rate of return on the Commercial
           Mortgage-Backed Securities AAA Custom Index.               (5)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  1,000   Agreement with Merrill Lynch terminating June
           30, 2003 to pay 3 month LIBOR less 45 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                               $     (5)
   2,250   Agreement with Merrill Lynch terminating March
           12, 2013 to pay at a fixed rate of 4.03% and to
           receive 3 month LIBOR.                                     41
   8,000   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of
           5.99625% and to receive 3 month LIBOR.                 (1,162)
   8,050   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.0428%
           and to receive 3 month LIBOR.                          (1,198)
   3,875   Agreement with Salomon Brothers terminating June
           27, 2012 to pay at a fixed rate of 5.3628% and
           to receive 3 month LIBOR.                                (370)
   7,000   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                            (211)
   1,400   Agreement with Salomon Brothers terminating
           January 15, 2013 to pay at a fixed rate of
           4.594% and to receive 3 month LIBOR.                      (42)
   4,550   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.0711% and to receive a compounded rate
           of 3 month LIBOR less 4.14 basis points.                   55
   3,300   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.0956% and to receive a compounded rate
           of 3 month LIBOR less 4.882 basis points.                  35
   1,325   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 4.9953% and to receive a compounded rate
           of 3 month LIBOR less 2.75 basis points.                   24
   1,325   Agreement with Salomon Brothers terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 4.9844% and to receive a compounded rate
           of 3 month LIBOR less 3.1 basis points.                    23
   1,650   Agreement with Salomon Brothers terminating May
           15, 2020 to pay at a compounded fixed rate of
           5.202% and to receive a compounded rate of 3
           month LIBOR less 6 basis points.                            9
   9,750   Agreement with Salomon Brothers terminating May
           15, 2020 to pay at a compounded fixed rate of
           5.268% and to receive a compounded rate of 3
           month LIBOR less 5.75 basis points.                        (2)

                                                                             127
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  3,000   Agreement with Salomon Brothers terminating
           November 15, 2021 to pay at a compounded fixed
           rate of 5.42% and to receive a compounded rate
           of 3 month LIBOR less 3.7 basis points.              $    (13)
                                                                --------
                                                                $ (6,325)
                                                                ========
Intermediate Duration
     400   Agreement with Bank of America Corp. terminating
           April 30, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                     7
     275   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    (1)
     550   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    (5)
   1,100   Agreement with Bank of America Corp. terminating
           June 30, 2003 to pay at a fixed rate of 0.9031%,
           and receive if positive (pay if negative), the
           total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    (3)
     275   Agreement with Lehman Brothers terminating May
           30, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     (2)
     175   Agreement with Merrill Lynch terminating May 30,
           2003 to pay 3 month LIBOR less 45 basis points,
           and receive if positive (pay if negative), the
           total rate of return on the Commercial
           Mortgage-Backed Securities AAA Custom Index.               (1)
     175   Agreement with Merrill Lynch terminating June
           30, 2003 to pay 3 month LIBOR less 45 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     (1)
   1,350   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of
           5.99625% and to receive 3 month LIBOR.                   (196)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  1,350   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.0428%
           and to receive 3 month LIBOR.                        $   (201)
   6,800   Agreement with Salomon Brothers terminating
           November 27, 2012 to pay at a fixed rate of
           4.6165% and to receive 3 month LIBOR.                    (224)
                                                                --------
                                                                $   (627)
                                                                ========
Municipal
   7,500   Agreement with Lehman Brothers terminating
           October 31, 2003 to pay 1 month LIBOR plus 43
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                             1,341
  25,000   Agreement with Salomon Brothers terminating
           October 1, 2032 to pay at a fixed rate of 5.85%
           and to receive 3 month LIBOR.                             210
                                                                --------
                                                                $  1,551
                                                                ========
Balanced
     750   Agreement with Bank of America Corp. terminating
           April 17, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    19
   2,000   Agreement with Bank of America Corp. terminating
           May 16, 2003 to pay 3 month LIBOR less 42.5
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    38
     650   Agreement with Bank of America Corp. terminating
           June 13, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    (2)
   1,000   Agreement with Bank of America Corp. terminating
           July 31, 2003 to pay 3 month LIBOR, and receive
           if positive (pay if negative), the total rate of
           return on the Banc of America Securities LLC AAA
           10-year Commercial Mortgage-Backed Securities
           Daily Index.                                                9
   2,850   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.3932% and to receive 3 month LIBOR.                     (38)
   1,800   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.4685% and to receive 3 month LIBOR.                     (41)

128
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$    900   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.         $   (111)
   2,550   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.134% and to receive a compounded rate
           of 3 month LIBOR.                                          20
   1,175   Agreement with Goldman Sachs terminating
           February 15, 2020 to pay at a compounded fixed
           rate of 5.1353% and to receive a compounded rate
           of 3 month LIBOR.                                           9
     950   Agreement with Goldman Sachs terminating May 15,
           2020 to pay at a compounded fixed rate of
           5.0465% and to receive a compounded rate of 3
           month LIBOR.                                               14
   1,175   Agreement with Goldman Sachs terminating
           February 15, 2021 to pay at a compounded fixed
           rate of 5.3335% and to receive a compounded rate
           of 3 month LIBOR.                                          (2)
   1,000   Agreement with Goldman Sachs terminating
           February 15, 2021 to pay at a compounded fixed
           rate of 5.383% and to receive a compounded rate
           of 3 month LIBOR.                                          (5)
     575   Agreement with Goldman Sachs terminating April
           5, 2032 to pay at a fixed rate of 6.3291% and to
           receive 3 month LIBOR.                                   (107)
     950   Agreement with Goldman Sachs terminating April
           25, 2032 to pay at a fixed rate of 6.1677% and
           to receive 3 month LIBOR.                                (153)
   3,525   Agreement with Goldman Sachs terminating June
           27, 2032 to pay at a fixed rate of 5.9745% and
           to receive 3 month LIBOR.                                (465)
     650   Agreement with Lehman Brothers terminating May
           30, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                                (4)
$    800   Agreement with Merrill Lynch terminating May 30,
           2003 to pay 3 month LIBOR less 45 basis points,
           and receive if positive (pay if negative), the
           total rate of return on the Commercial
           Mortgage-Backed Securities AAA Custom Index.               (4)
     800   Agreement with Merrill Lynch terminating June
           30, 2003 to pay 3 month LIBOR less 45 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     (4)
     750   Agreement with Merrill Lynch terminating March
           12, 2013 to pay at a fixed rate of 4.03% and to
           receive 3 month LIBOR.                                     14

                                                                  NET
                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  2,750   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of
           5.99625% and to receive 3 month LIBOR.               $   (399)
   2,650   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.0428%
           and to receive 3 month LIBOR.                            (394)
   2,550   Agreement with Salomon Brothers terminating June
           27, 2012 to pay at a fixed rate of 5.3628% and
           to receive 3 month LIBOR.                                (243)
   1,750   Agreement with Salomon Brothers terminating June
           28, 2012 to pay at a fixed rate of 5.2133% and
           to receive 3 month LIBOR.                                (146)
   3,130   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                             (95)
     650   Agreement with Salomon Brothers terminating
           January 15, 2013 to pay at a fixed rate of
           4.594% and to receive 3 month LIBOR.                      (19)
     875   Agreement with Salomon Brothers terminating
           November 15, 2021 to pay at a compounded fixed
           rate of 5.42% and to receive a compounded rate
           of 3 month LIBOR less 3.7 basis points.                    (4)
                                                                --------
                                                                $ (2,113)
                                                                ========

H. SECURITIES LENDING. Certain Portfolios may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of securities loaned increases above the value of the collateral received.

Portfolios that lend securities receive cash as collateral in the amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Portfolio, and the remainder is rebated to the borrower of the securities. From the interest retained by the Portfolio, 25% of such amount is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of

                                                                             129
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

Operations in interest income. The value of loaned securities and related collateral outstanding at March 31, 2003 are as follows:

                                                    VALUE OF
                                                     LOANED       VALUE OF
                                                   SECURITIES    COLLATERAL
PORTFOLIO                                            (000)         (000)
---------------------------------------------------------------------------
Core Plus Fixed Income                              $684,757      $697,181
Investment Grade Fixed Income                        181,144       184,497
U.S. Core Fixed Income                                78,272        79,769
High Yield                                            74,418        75,374
Balanced                                              39,225        40,462

The following Portfolios have earned interest income on securities lending (after rebates to borrowers and allocation to the securities lending agent):

                                                              NET INTEREST
                                                               EARNED BY
                                                               PORTFOLIO
PORTFOLIO                                                        (000)
--------------------------------------------------------------------------
Core Plus Fixed Income                                        $        289
Investment Grade Fixed Income                                           73
U.S. Core Fixed Income                                                  32
High Yield                                                             113
Balanced                                                                33

I. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Cash Reserves Portfolio which are declared daily and paid monthly and Intermediate Duration, Limited

Duration and Municipal Portfolios which are declared and paid monthly. Net realized capital gains are distributed at least annually.

The tax character of the Municipal Portfolios ordinary income distributions include tax exempt as well as taxable components. The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable components.

The tax character for distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2002 and 2001 were as follows:

                               2002 DISTRIBUTIONS     2001 DISTRIBUTIONS
                                   PAID FROM:             PAID FROM:
                               ------------------   -----------------------
                                    ORDINARY        ORDINARY    LONG-TERM
                                     INCOME          INCOME    CAPITAL GAIN
PORTFOLIO                            (000)           (000)        (000)
---------------------------------------------------------------------------
Core Plus Fixed Income         $          261,898   $293,069   $         --
Investment Grade Fixed Income              17,261     19,215             --
U.S. Core Fixed Income                     11,282     11,661             --
Cash Reserves                               2,539      5,960             --
High Yield                                 81,395    117,383             --
Intermediate Duration                       4,621      4,195             --
International Fixed Income                     --      2,342             --
Limited Duration                           11,264     10,849             --
Municipal                                   8,022      5,588             --
Balanced                                   13,362     29,687         10,995
Multi-Asset-Class                           2,190      8,661          4,788

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies".

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

At September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                               UNDISTRIBUTED   UNDISTRIBUTED
                                                 ORDINARY        LONG-TERM
                                                  INCOME       CAPITAL GAIN
PORTFOLIO                                          (000)           (000)
----------------------------------------------------------------------------
Core Plus Fixed Income                         $     118,020   $          --
Investment Grade Fixed Income                          8,653              --
U.S. Core Fixed Income                                 9,846              --
Cash Reserves                                            215              --
High Yield                                            13,802              --
Intermediate Duration                                  2,888           1,103
Limited Duration                                       1,726             429
Municipal                                                162              --
Balanced                                               3,961              --
Multi-Asset-Class                                      1,169              --

130
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

At March 31, 2003, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                                                        NET
                                                                    APPRECIATION
                           COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
PORTFOLIO                 (000)         (000)          (000)           (000)
---------------------------------------------------------------------------------
Core Plus Fixed Income  $5,565,518   $    157,440   $    (71,543)  $       85,897
Investment Grade Fixed
 Income                    877,536         23,152         (5,423)          17,729
U.S. Core Fixed Income     509,927         13,223         (3,146)          10,077
Cash Reserves               98,594             --             --               --
High Yield                 563,210         22,784       (173,878)        (151,094)
Intermediate Duration      169,684          3,347           (433)           2,914
International Fixed
 Income                     91,588         11,118           (350)          10,768
Limited Duration           585,412          7,769           (103)           7,666
Municipal                  316,253         15,436         (2,482)          12,954
Balanced                   360,967         15,494        (19,275)          (3,781)
Multi-Asset-Class           34,168          1,110         (2,867)          (1,757)

At September 30, 2002, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                                  EXPIRATION DATE
                                                   SEPTEMBER 30,
                                                       (000)
                                         ----------------------------------
PORTFOLIO                                2007    2008      2009      2010
---------------------------------------------------------------------------
High Yield                               $718   $12,236   $26,962   $22,386
International Fixed Income                 --        --     1,532        57
Municipal                                  --        --       283        --
Balanced                                   --        --     4,254    38,924
Multi-Asset-Class                          --        --     1,364    20,247

To the extent that capital gains are offset, such gains will not be distributed to shareholders.

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2002, the following Portfolios elected to defer capital and currency losses occurring between November 1, 2001 and September 30, 2002 up to the following amounts:

                                            POST-OCTOBER     POST-OCTOBER
                                           CAPITAL LOSSES   CURRENCY LOSSES
PORTFOLIO                                      (000)             (000)
---------------------------------------------------------------------------
Core Plus Fixed Income                     $       45,994   $            --
Cash Reserves                                           4                --
High Yield                                        111,023             3,540
International Fixed Income                            362               102
Balanced                                           39,744                --
Multi-Asset-Class                                   9,380                --

J. OTHER. At March 31, 2003, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At March 31, 2003, approximately 55.4% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio's net assets:

                                                           % OF PORTFOLIO'S
INSURERS                                                      NET ASSETS
---------------------------------------------------------------------------
MBIA                                                                   19.4%
AMBAC                                                                  11.9
FGIC                                                                   13.1
FSA                                                                    10.9

                                                                             131
2003 SEMI-ANNUAL REPORT
March 31, 2003 (Unaudited)

At March 31, 2003, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                                  PERCENTAGE OF OWNERSHIP
                                           --------------------------------------
                                           INSTITUTIONAL    INVESTMENT    ADVISER
PORTFOLIOS                                     CLASS          CLASS        CLASS
---------------------------------------------------------------------------------
Core Plus Fixed Income                              15.9%          77.3%     71.3%
Investment Grade Fixed Income                       36.3             --      54.7
U.S. Core Fixed Income                              51.7             --      95.5
Cash Reserves                                       62.6          100.0        --
High Yield                                          39.2           83.2      71.5
Intermediate Duration                               68.4          100.0        --
International Fixed Income                          87.9             --        --
Limited Duration                                    74.7             --        --
Municipal                                           31.5             --        --
Balanced                                            76.2           99.2      90.8
Multi-Asset-Class                                   91.3          100.0        --

Pursuant to the Investor and Capital Markets Fee Relief Act of 2002 which retroactively reduced certain filing fees paid subsequent to October 1, 2001, the Fund has received a $340,000 reimbursement from the Securities and Exchange Commission. This amount has been allocated among the Portfolios based upon fees previously paid. These amounts are shown on the Statement of Operations as "Reimbursement of Filing Fees".

K. SUBSEQUENT EVENTS. On February 13, 2003, the Fund's Board of Trustees unanimously decided to liquidate the Multi-Asset-Class Portfolio. The Portfolio will make its final distribution of liquidation proceeds on May 29, 2003.

TRUSTEES

Mitchell M. Merin
Chairman of the Board
President, Chief Operating Officer and Director,
Morgan Stanley Investment Management Inc.;
President, Director and Chief Executive Officer,
Morgan Stanley Investment Advisers Inc. and
Morgan Stanley Services Company Inc.;
Chairman, Chief Executive Officer and Director,
Morgan Stanley Distributors, Inc.;
Chairman and Director,
Morgan Stanley Trust

John D. Barrett II
Chief Executive Officer and Chairman,
Barrett Associates, Inc.

Thomas P. Gerrity
Professor of Management,
Wharton School of Business,
University of Pennsylvania

Gerard E. Jones
Of Counsel, Shipman & Goodwin, LLP

Joseph J. Kearns
President,
Kearns & Associates LLC

Vincent R. McLean
Formerly Executive Vice President,
Chief Financial Officer
and Director, Sperry Corporation

C. Oscar Morong, Jr.
Managing Director, Morong
Capital Management

William G. Morton, Jr.
Formerly, Chairman and Chief Executive Officer,
Boston Stock Exchange

Michael Nugent
General Partner, Triumph Capital, LP

Fergus Reid
Chairman,
Lumelite Plastics Corporation

Ronald E. Robison
Chief Global Operations Officer and Managing Director,
Morgan Stanley Investment Management Inc.;
President, Chief Executive Officer and Director,
Morgan Stanley Trust

INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428

DISTRIBUTOR

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428
OFFICERS

Ronald E. Robison
President & Trustee

Stefanie V. Chang
Vice President

Lorraine Truten
Vice President

James W. Garrett
Treasurer

Mary E. Mullin
Secretary

Michael Leary
Assistant Treasurer

CUSTODIAN

JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

LEGAL COUNSEL

Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428-2899
Investment Adviser: (610) 940-5000 - MSIF Trust: (800) 354-8185

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]                                          930-fibalann-0503